May 1, 2013 as supplemented December 16, 2013

STATEMENT OF ADDITIONAL INFORMATION

WRL ASSOCIATE FREEDOM ELITE BUILDER®
issued through
WRL Series Life Account
by
Western Reserve Life Assurance Co. of Ohio

Administrative Office:
570 Carillon Parkway
St. Petersburg, Florida 33716
Please direct transactions, claim forms, payments and other correspondence and notices as follows:

Transaction Type	Direct or Send to
Telephonic Transaction	1-727- 299-1800 or 1-800-851-9777 (toll free)
Facsimile Transaction	1-727-299-1648 (subaccount transfers only) 1-727-299-1620 (all other facsimile transactions)
Electronic Transaction	www.westernreserve.com
All payments made by check, and all claims, correspondence and notices	Mailing Address: 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Associate Freedom Elite Builder® a flexible premium variable life insurance policy offered by Western Reserve Life Assurance Co. of Ohio.  You may obtain a copy of the prospectus dated May 1, 2013  as supplemented, by calling our administrative office at 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the mailing address at, Western Reserve Life, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  The prospectus sets forth information that a prospective investor should know before investing in a Policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the
AEGON/Transamerica Series Trust – Initial Class, Fidelity Variable Insurance Products
 – Service Class 2 Shares, the ProFunds, the Access One Trust, the AllianceBernstein Variable Products Series Fund, and the Franklin Templeton Variable Insurance Products Trust.

12/2013

Table of Contents

The Policy - General Provisions
Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding
Addition, Deletion, or Substitution of Portfolios
Additional Information
Additional Information about Western Reserve and the Separate Account
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sale of the Policies
Reports to Owners
Records
Independent Registered Public Accounting Firm
Experts
Underwriters
Underwriting Standards
Performance Data
Other Performance Data in Advertising Sales Literature
Western Reserve's Published Ratings
Hypothetical Illustrations
 Financial Statements
Appendix A
WRL Series Life Account:
Western Reserve Life Assurance Co. of Ohio

1 1 2 2 2 2 2 3 3 3 4 4 4 4 5 5 5 5 5 5 6 6 6 6 6 S-1 G-1

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice to us in good order, at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date that the written notice is accepted by us at our mailing address.
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us in good order, at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment at our mailing address; or
> bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
	•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Our Right to Contest the Policy

In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date. For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

A new two year contestability period shall apply to each increase in specified amount beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy (or requested increase in specified amount) has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement. For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the owner in one sum.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount, our liability with respect to such increase will be limited to its cost of insurance.

Misstatement of Age or Gender

If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No registered representative may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

Shares of the portfolios are sold to other separate accounts that we (or our affiliates) establish to support other variable annuity contracts and variable life insurance policies we (or our affiliates) issue.  Shares of some portfolios are also sold to separate accounts of unaffiliated life insurance companies.  It is possible in the future that you may be disadvantaged when the separate account invests in a portfolio that also (1) invests in separate accounts of unaffiliated life insurance companies, and (2) invests in separate accounts (including those of our affiliates) funding variable annuity contracts.

Neither we nor the funds currently foresee that you would be disadvantaged in this manner.  Each fund’s board of directors/trustees monitors its fund to identify any material conflicts that may arise between the interests of owners of variable annuity contracts and those of owners of variable life insurance policies, as well as between the interests of owners of contracts issued by different unaffiliated life insurance companies (“material conflicts”).  Such boards of directors/trustees are obligated to determine what action, if any, must be taken to resolve any material conflicts that arise.  Such action could include requiring the separate account, or separate accounts of affiliated or unaffiliated insurance companies, to withdraw their investments in a portfolio and such withdrawals could have adverse consequences to owners.  In addition, we have entered into an agreement with each fund on behalf of the separate account governing the separate account’s investment in that fund’s portfolios (the “participation agreement”).  The participation agreement contains provisions designed to protect owners in the event of material conflicts.

Material conflicts affecting owners could result in a number of situations including: (1) differences in state insurance law applicable to different life insurance companies whose separate accounts are invested in a portfolio; (2) changes in tax law or regulations that result in changes to a portfolio that have a disparate effect on different life insurance companies whose separate accounts are invested in the portfolio, or on different types of variable contracts invested in the portfolio; (3) actions or omissions by a fund that operate to the advantage of one group of variable contract owners at the expense of another group or groups; (4) changes to a portfolio approved at a shareholders’ meeting as a result of voting by one group of variable contract owners to the disadvantage of another group or groups;  and (5) disparate provisions in the participation agreements of different unaffiliated insurance companies or the pursuit of remedies under such an agreement by one insurance company to the detriment of one or more other insurance companies.

Notwithstanding our reasonable efforts and those of the funds, there is the risk that actions or omissions of the fund in response to material conflicts may disadvantage our policyowners.  If we believe that a fund’s response to any of these events or conflicts is insufficient to protect our policyowners, we will undertake appropriate actions on our own, which may include withdrawing the separate account’s investments in the fund.

If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Additional Information about Western Reserve and the Separate Account

Western Reserve is a stock life insurance company is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law.  Western Reserve's administrative office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Western Reserve was initially incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of TCI to a limit of $10 million.

Legal Matters

 Arthur D. Woods, Vice President and Senior Counsel of Western Reserve, has provided legal advice on certain matters in connection with the issuance of the Policy.

Variations in Policy Provisions

Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include differences in charges, or Policy features may be unavailable or known by a different name.  Please refer to your Policy; any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Our affiliate, TCI serves as principal underwriter for the Policies.  TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237.  TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly-owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority (“FINRA”).  TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI.  Sales representatives are appointed as our insurance agents.

During fiscal years 2012, 2011 and 2010, the amounts paid to TCI in connection with all Policies sold through the separate account were $14,916,446,$17,156.676, and $20,084,068,respectively.   TCI passes through to selling firms commissions it receives to selling firms for their sales, and does not retain any portion of any commissions.  Our parent company provides paid-in capital to TCI and pays for TCI's (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or Transamerica Financial Advisors Inc. (“TFA”)  may pay certain selling firms additional cash amounts for:  (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other expenses of the firm.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

The financial statements of the separate account at December 31, 2012, and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in the firm’s respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Experts

Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Managing Actuary of Western Reserve, located at 570 Carillon Parkway, St. Petersburg, Florida  33716, as stated in the opinion filed as an exhibit to the registration statement.

Underwriters

Underwriting Standards

The Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

Your cost of insurance charge  is based on a number of factors, including, but not limited to, the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, length of time from the Policy date or from the date of any increase in specified amount, and underwriting class.   We currently place insureds into the following underwriting classes:

•	ultimate select (preferred) non-tobacco use;
•	select (non-preferred) non-tobacco use;
•	ultimate standard (preferred) tobacco use;
•	standard (non-preferred) tobacco use; and
•	juvenile-under 18.

We also place insureds in various sub-standard underwriting classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen.
Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:
•	other variable life issuers in general;
•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>
Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Nasdaq 100 Index, NYSE Acra Oil Index, Morgan Stanley High-Technology 35 Index, PHLX Gold/Silver Index, or S&P 100 Index).

Western Reserve's Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Rating Services, and Fitch, Inc. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Hypothetical In Force Illustration

Appendix A contains sample hypothetical In Force illustrations for WRL Freedom Elite Builder and WRL Associate Freedom Elite builder that show how the selected death benefit option, specified amount, cost of insurance rates, hypothetical rates of return, withdrawals and loans affect a policyowner’s death benefit levels, cash and surrender values.

Financial Statements

Western Reserve's statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the separate account's financial statements, and you should consider these statutory-basis financial statements and schedules only as bearing upon Western Reserve's ability to meet its obligations under the Policies. You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Western Reserve's statutory-basis financial statements and schedules at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account’s financial statements for the period ended December 31, 2012, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

Western Reserve Life Assurance Co. of Ohio
Home Office: Columbus, Ohio
Distributor: Transamerica Capital, Inc., Member FINRA

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration

Policy Form VL22

Designed for
Policy Owner

Policy Number
0123456789

Registered Representative
Agent Name

Illustration as of: May 2, 2012

This hypothetical illustration shows how the selected death benefit option, specified amount, cost of insurance rates, hypothetical rates of return, withdrawals and loans affect death benefit levels, cash and surrender values. This illustration may reflect subaccounts you are considering which may have higher or lower expenses than the subaccounts you currently have.

This is an illustration only and not an offer, contract, prediction or projection of future investment results or policy performance. Coverage is subject to the terms and conditions of the policy. This illustration is not valid without all 17 pages.

Depending on the state of issue, your Policy may be an individual Policy or a certificate issued under a group Policy. The Policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. All state specific Policy features will be described in your Policy.

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Issue State: FL
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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Ledger

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

				Hypothetical Rates Fixed Value Interest Rate (3.50%) Separate Account Rate (10.00% Gross; 9.10% Net) (a) ------------End of Year-----------		
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	12,693	12,693	250,000
38	3	1,940	3,880	15,524	15,524	250,000
39	4	1,940	5,820	18,508	18,508	250,000
40	5	1,940	7,760	21,654	21,654	250,000
41	6	1,940	9,700	24,976	24,976	250,000
42	7	1,940	11,640	28,483	28,483	250,000
43	8	1,940	13,580	32,185	32,185	250,000
44	9	1,940	15,520	36,092	36,092	250,000
45	10	1,940	17,460	40,213	40,213	250,000
46	11	1,940	19,400	44,570	44,570	250,000
47	12	1,940	21,340	49,180	49,180	250,000
48	13	1,940	23,280	54,056	54,056	250,000
49	14	1,940	25,220	59,208	59,208	250,000
50	15	1,940	27,160	64,640	64,640	250,000
51	16	1,940	29,100	70,951	70,951	250,000
52	17	1,940	31,040	77,684	77,684	250,000
53	18	1,940	32,980	84,873	84,873	250,000
54	19	1,940	34,920	92,569	92,569	250,000
55	20	1,940	36,860	100,816	100,816	250,000
56	21	1,940	38,800	109,652	109,652	250,000
57	22	1,940	40,740	119,141	119,141	250,000
58	23	1,940	42,680	129,348	129,348	250,000
59	24	1,940	44,620	140,364	140,364	250,000
60	25	1,940	46,560	152,266	152,266	250,000
61	26	1,940	48,500	165,140	165,140	250,000
62	27	1,940	50,440	179,085	179,085	250,000
63	28	1,940	52,380	194,215	194,215	250,000
64	29	1,940	54,320	210,638	210,638	261,192
65	30	1,940	56,260	228,359	228,359	278,598
66	31	1,940	58,200	247,500	247,500	297,000
67	32	1,940	60,140	268,151	268,151	319,100
68	33	1,940	62,080	290,442	290,442	342,721
69	34	1,940	64,020	314,515	314,515	367,983
70	35	1,940	65,960	340,528	340,528	395,013
71	36	1,940	67,900	368,649	368,649	423,947

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Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	399,097	399,097	450,979
73	38	1,940	71,780	432,090	432,090	479,619
74	39	1,940	73,720	467,874	467,874	509,982
75	40	1,940	75,660	506,723	506,723	542,194
76	41	1,940	77,600	548,948	548,948	576,395
77	42	1,940	79,540	594,611	594,611	624,342
78	43	1,940	81,480	643,994	643,994	676,194
79	44	1,940	83,420	697,402	697,402	732,272
80	45	1,940	85,360	755,165	755,165	792,923
81	46	1,940	87,300	817,641	817,641	858,523
82	47	1,940	89,240	885,191	885,191	929,450
83	48	1,940	91,180	958,223	958,223	1,006,134
84	49	1,940	93,120	1,037,173	1,037,173	1,089,032
85	50	1,940	95,060	1,122,511	1,122,511	1,178,637
86	51	1,940	97,000	1,214,740	1,214,740	1,275,477
87	52	1,940	98,940	1,314,349	1,314,349	1,380,066
88	53	1,940	100,880	1,421,918	1,421,918	1,493,014
89	54	1,940	102,820	1,538,055	1,538,055	1,614,958
90	55	1,940	104,760	1,663,476	1,663,476	1,746,650
91	56	1,940	106,700	1,798,994	1,798,994	1,888,943
92	57	1,940	108,640	1,946,769	1,946,769	2,024,640
93	58	1,940	110,580	2,108,122	2,108,122	2,171,365
94	59	1,940	112,520	2,284,474	2,284,474	2,330,164
95	60	1,940	114,460	2,477,530	2,477,530	2,502,306
96	61	1,940	116,400	2,688,787	2,688,787	2,688,787
97	62	1,940	118,340	2,918,271	2,918,271	2,918,271
98	63	1,940	120,280	3,167,576	3,167,576	3,167,576
99	64	1,940	122,220	3,438,431	3,438,431	3,438,431
100	65	1,940	124,160	3,732,720	3,732,720	3,732,720

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 3 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

						------------End of Year----------			
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	970	970	1,940	995	11,698	12,693	12,693	250,000
38	3	970	970	3,880	2,016	13,508	15,524	15,524	250,000
39	4	970	970	5,820	3,064	15,444	18,508	18,508	250,000
40	5	970	970	7,760	4,140	17,514	21,654	21,654	250,000
41	6	970	970	9,700	5,247	19,730	24,976	24,976	250,000
42	7	970	970	11,640	6,384	22,099	28,483	28,483	250,000
43	8	970	970	13,580	7,553	24,632	32,185	32,185	250,000
44	9	970	970	15,520	8,754	27,338	36,092	36,092	250,000
45	10	970	970	17,460	9,988	30,225	40,213	40,213	250,000
46	11	970	970	19,400	11,256	33,314	44,570	44,570	250,000
47	12	970	970	21,340	12,561	36,619	49,180	49,180	250,000
48	13	970	970	23,280	13,903	40,152	54,056	54,056	250,000
49	14	970	970	25,220	15,282	43,926	59,208	59,208	250,000
50	15	970	970	27,160	16,695	47,946	64,640	64,640	250,000
51	16	970	970	29,100	18,142	52,809	70,951	70,951	250,000
52	17	970	970	31,040	19,627	58,057	77,684	77,684	250,000
53	18	970	970	32,980	21,152	63,721	84,873	84,873	250,000
54	19	970	970	34,920	22,722	69,848	92,569	92,569	250,000
55	20	970	970	36,860	24,339	76,477	100,816	100,816	250,000
56	21	970	970	38,800	26,004	83,648	109,652	109,652	250,000
57	22	970	970	40,740	27,722	91,419	119,141	119,141	250,000
58	23	970	970	42,680	29,499	99,849	129,348	129,348	250,000
59	24	970	970	44,620	31,342	109,021	140,364	140,364	250,000
60	25	970	970	46,560	33,258	119,008	152,266	152,266	250,000
61	26	970	970	48,500	35,251	129,889	165,140	165,140	250,000
62	27	970	970	50,440	37,326	141,758	179,085	179,085	250,000
63	28	970	970	52,380	39,492	154,723	194,215	194,215	250,000
64	29	970	970	54,320	41,753	168,885	210,638	210,638	261,192
65	30	970	970	56,260	44,091	184,268	228,359	228,359	278,598
66	31	970	970	58,200	46,511	200,989	247,500	247,500	297,000
67	32	970	970	60,140	49,010	219,141	268,151	268,151	319,100
68	33	970	970	62,080	51,593	238,848	290,442	290,442	342,721
69	34	970	970	64,020	54,263	260,252	314,515	314,515	367,983
70	35	970	970	65,960	57,025	283,504	340,528	340,528	395,013
71	36	970	970	67,900	59,881	308,768	368,649	368,649	423,947

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 4 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

						------------End of Year----------			
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	970	970	69,840	62,843	336,254	399,097	399,097	450,979
73	38	970	970	71,780	65,915	366,174	432,090	432,090	479,619
74	39	970	970	73,720	69,107	398,766	467,874	467,874	509,982
75	40	970	970	75,660	72,427	434,296	506,723	506,723	542,194
76	41	970	970	77,600	75,885	473,063	548,948	548,948	576,395
77	42	970	970	79,540	79,454	515,157	594,611	594,611	624,342
78	43	970	970	81,480	83,137	560,857	643,994	643,994	676,194
79	44	970	970	83,420	86,936	610,466	697,402	697,402	732,272
80	45	970	970	85,360	90,856	664,310	755,165	755,165	792,923
81	46	970	970	87,300	94,898	722,743	817,641	817,641	858,523
82	47	970	970	89,240	99,063	786,128	885,191	885,191	929,450
83	48	970	970	91,180	103,354	854,870	958,223	958,223	1,006,134
84	49	970	970	93,120	107,772	929,401	1,037,173	1,037,173	1,089,032
85	50	970	970	95,060	112,320	1,010,191	1,122,511	1,122,511	1,178,637
86	51	970	970	97,000	116,999	1,097,741	1,214,740	1,214,740	1,275,477
87	52	970	970	98,940	121,806	1,192,542	1,314,349	1,314,349	1,380,066
88	53	970	970	100,880	126,744	1,295,174	1,421,918	1,421,918	1,493,014
89	54	970	970	102,820	131,813	1,406,242	1,538,055	1,538,055	1,614,958
90	55	970	970	104,760	137,018	1,526,458	1,663,476	1,663,476	1,746,650
91	56	970	970	106,700	142,370	1,656,624	1,798,994	1,798,994	1,888,943
92	57	970	970	108,640	147,973	1,798,796	1,946,769	1,946,769	2,024,640
93	58	970	970	110,580	153,851	1,954,271	2,108,122	2,108,122	2,171,365
94	59	970	970	112,520	160,025	2,124,449	2,284,474	2,284,474	2,330,164
95	60	970	970	114,460	166,525	2,311,005	2,477,530	2,477,530	2,502,306
96	61	970	970	116,400	173,357	2,515,429	2,688,787	2,688,787	2,688,787
97	62	970	970	118,340	180,429	2,737,842	2,918,271	2,918,271	2,918,271
98	63	970	970	120,280	187,748	2,979,828	3,167,576	3,167,576	3,167,576
99	64	970	970	122,220	195,323	3,243,108	3,438,431	3,438,431	3,438,431
100	65	970	970	124,160	203,164	3,529,557	3,732,720	3,732,720	3,732,720

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 5 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	12,520	12,520	250,000
38	3	1,940	3,880	15,177	15,177	250,000
39	4	1,940	5,820	17,973	17,973	250,000
40	5	1,940	7,760	20,920	20,920	250,000
41	6	1,940	9,700	24,027	24,027	250,000
42	7	1,940	11,640	27,299	27,299	250,000
43	8	1,940	13,580	30,743	30,743	250,000
44	9	1,940	15,520	34,366	34,366	250,000
45	10	1,940	17,460	38,177	38,177	250,000
46	11	1,940	19,400	42,184	42,184	250,000
47	12	1,940	21,340	46,406	46,406	250,000
48	13	1,940	23,280	50,856	50,856	250,000
49	14	1,940	25,220	55,575	55,575	250,000
50	15	1,940	27,160	60,578	60,578	250,000
51	16	1,940	29,100	65,875	65,875	250,000
52	17	1,940	31,040	71,483	71,483	250,000
53	18	1,940	32,980	77,410	77,410	250,000
54	19	1,940	34,920	83,681	83,681	250,000
55	20	1,940	36,860	90,308	90,308	250,000
56	21	1,940	38,800	97,306	97,306	250,000
57	22	1,940	40,740	104,712	104,712	250,000
58	23	1,940	42,680	112,561	112,561	250,000
59	24	1,940	44,620	120,912	120,912	250,000
60	25	1,940	46,560	129,806	129,806	250,000
61	26	1,940	48,500	139,281	139,281	250,000
62	27	1,940	50,440	149,381	149,381	250,000
63	28	1,940	52,380	160,158	160,158	250,000
64	29	1,940	54,320	171,684	171,684	250,000
65	30	1,940	56,260	184,050	184,050	250,000
66	31	1,940	58,200	197,362	197,362	250,000
67	32	1,940	60,140	211,743	211,743	251,974
68	33	1,940	62,080	227,160	227,160	268,048
69	34	1,940	64,020	243,572	243,572	284,980
70	35	1,940	65,960	261,053	261,053	302,822
71	36	1,940	67,900	279,670	279,670	321,621

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 6 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

				Hypothetical Rates Fixed Value Interest Rate (3.00%) Separate Account Rate (10.00% Gross; 9.10% Net) (a) ---End of Year---		
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	299,579	299,579	338,525
73	38	1,940	71,780	320,884	320,884	356,181
74	39	1,940	73,720	343,728	343,728	374,663
75	40	1,940	75,660	368,278	368,278	394,057
76	41	1,940	77,600	394,723	394,723	414,460
77	42	1,940	79,540	422,918	422,918	444,064
78	43	1,940	81,480	452,961	452,961	475,610
79	44	1,940	83,420	484,955	484,955	509,202
80	45	1,940	85,360	518,999	518,999	544,949
81	46	1,940	87,300	555,204	555,204	582,965
82	47	1,940	89,240	593,673	593,673	623,357
83	48	1,940	91,180	634,527	634,527	666,253
84	49	1,940	93,120	677,879	677,879	711,773
85	50	1,940	95,060	723,836	723,836	760,027
86	51	1,940	97,000	772,492	772,492	811,116
87	52	1,940	98,940	823,936	823,936	865,132
88	53	1,940	100,880	878,252	878,252	922,164
89	54	1,940	102,820	935,523	935,523	982,299
90	55	1,940	104,760	995,832	995,832	1,045,624
91	56	1,940	106,700	1,059,262	1,059,262	1,112,225
92	57	1,940	108,640	1,128,223	1,128,223	1,173,352
93	58	1,940	110,580	1,203,600	1,203,600	1,239,708
94	59	1,940	112,520	1,286,452	1,286,452	1,312,181
95	60	1,940	114,460	1,378,060	1,378,060	1,391,841
96	61	1,940	116,400	1,479,008	1,479,008	1,479,008
97	62	1,940	118,340	1,587,407	1,587,407	1,587,407
98	63	1,940	120,280	1,703,817	1,703,817	1,703,817
99	64	1,940	122,220	1,828,840	1,828,840	1,828,840
100	65	1,940	124,160	1,963,123	1,963,123	1,963,123

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 7 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (0.00%)
Separate Account Rate (0.00% Gross; -0.90% Net) (a)

				------------End of Year----------		
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	11,407	11,407	250,000
38	3	1,940	3,880	12,792	12,792	250,000
39	4	1,940	5,820	14,147	14,147	250,000
40	5	1,940	7,760	15,474	15,474	250,000
41	6	1,940	9,700	16,772	16,772	250,000
42	7	1,940	11,640	18,034	18,034	250,000
43	8	1,940	13,580	19,255	19,255	250,000
44	9	1,940	15,520	20,429	20,429	250,000
45	10	1,940	17,460	21,552	21,552	250,000
46	11	1,940	19,400	22,618	22,618	250,000
47	12	1,940	21,340	23,630	23,630	250,000
48	13	1,940	23,280	24,584	24,584	250,000
49	14	1,940	25,220	25,504	25,504	250,000
50	15	1,940	27,160	26,386	26,386	250,000
51	16	1,940	29,100	27,215	27,215	250,000
52	17	1,940	31,040	27,982	27,982	250,000
53	18	1,940	32,980	28,668	28,668	250,000
54	19	1,940	34,920	29,266	29,266	250,000
55	20	1,940	36,860	29,754	29,754	250,000
56	21	1,940	38,800	30,106	30,106	250,000
57	22	1,940	40,740	30,322	30,322	250,000
58	23	1,940	42,680	30,392	30,392	250,000
59	24	1,940	44,620	30,338	30,338	250,000
60	25	1,940	46,560	30,140	30,140	250,000
61	26	1,940	48,500	29,769	29,769	250,000
62	27	1,940	50,440	29,184	29,184	250,000
63	28	1,940	52,380	28,336	28,336	250,000
64	29	1,940	54,320	27,190	27,190	250,000
65	30	1,940	56,260	25,726	25,726	250,000
66	31	1,940	58,200	23,920	23,920	250,000
67	32	1,940	60,140	21,761	21,761	250,000
68	33	1,940	62,080	19,235	19,235	250,000
69	34	1,940	64,020	16,303	16,303	250,000
70	35	1,940	65,960	12,937	12,937	250,000
71	36	1,940	67,900	9,031	9,031	250,000

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM

Page 8 of 17

Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (0.00%)
Separate Account Rate (0.00% Gross; -0.90% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	4,501	4,501	250,000

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM

Page 9 of 17

Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year----------

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	970	970	1,940	977	11,543	12,520	12,520	250,000
38	3	970	970	3,880	1,968	13,209	15,177	15,177	250,000
39	4	970	970	5,820	2,975	14,998	17,973	17,973	250,000
40	5	970	970	7,760	4,001	16,919	20,920	20,920	250,000
41	6	970	970	9,700	5,048	18,979	24,027	24,027	250,000
42	7	970	970	11,640	6,117	21,182	27,299	27,299	250,000
43	8	970	970	13,580	7,208	23,535	30,743	30,743	250,000
44	9	970	970	15,520	8,320	26,045	34,366	34,366	250,000
45	10	970	970	17,460	9,455	28,722	38,177	38,177	250,000
46	11	970	970	19,400	10,612	31,572	42,184	42,184	250,000
47	12	970	970	21,340	11,792	34,614	46,406	46,406	250,000
48	13	970	970	23,280	12,998	37,859	50,856	50,856	250,000
49	14	970	970	25,220	14,235	41,339	55,575	55,575	250,000
50	15	970	970	27,160	15,506	45,072	60,578	60,578	250,000
51	16	970	970	29,100	16,808	49,067	65,875	65,875	250,000
52	17	970	970	31,040	18,141	53,341	71,483	71,483	250,000
53	18	970	970	32,980	19,505	57,905	77,410	77,410	250,000
54	19	970	970	34,920	20,900	62,781	83,681	83,681	250,000
55	20	970	970	36,860	22,325	67,983	90,308	90,308	250,000
56	21	970	970	38,800	23,779	73,527	97,306	97,306	250,000
57	22	970	970	40,740	25,265	79,447	104,712	104,712	250,000
58	23	970	970	42,680	26,786	85,775	112,561	112,561	250,000
59	24	970	970	44,620	28,351	92,561	120,912	120,912	250,000
60	25	970	970	46,560	29,962	99,844	129,806	129,806	250,000
61	26	970	970	48,500	31,621	107,660	139,281	139,281	250,000
62	27	970	970	50,440	33,329	116,052	149,381	149,381	250,000
63	28	970	970	52,380	35,090	125,068	160,158	160,158	250,000
64	29	970	970	54,320	36,911	134,773	171,684	171,684	250,000
65	30	970	970	56,260	38,801	145,249	184,050	184,050	250,000
66	31	970	970	58,200	40,771	156,590	197,362	197,362	250,000
67	32	970	970	60,140	42,835	168,908	211,743	211,743	251,974
68	33	970	970	62,080	44,971	182,189	227,160	227,160	268,048
69	34	970	970	64,020	47,159	196,413	243,572	243,572	284,980
70	35	970	970	65,960	49,402	211,651	261,053	261,053	302,822
71	36	970	970	67,900	51,700	227,971	279,670	279,670	321,621

LD1039A-2-05/11-IF
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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Guaranteed Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
					------------End of Year----------				
72	37	970	970	69,840	54,067	245,512	299,579	299,579	338,525
73	38	970	970	71,780	56,509	264,375	320,884	320,884	356,181
74	39	970	970	73,720	59,034	284,694	343,728	343,728	374,663
75	40	970	970	75,660	61,653	306,624	368,278	368,278	394,057
76	41	970	970	77,600	64,380	330,344	394,723	394,723	414,460
77	42	970	970	79,540	67,170	355,748	422,918	422,918	444,064
78	43	970	970	81,480	70,021	382,940	452,961	452,961	475,610
79	44	970	970	83,420	72,933	412,022	484,955	484,955	509,202
80	45	970	970	85,360	75,900	443,098	518,999	518,999	544,949
81	46	970	970	87,300	78,922	476,282	555,204	555,204	582,965
82	47	970	970	89,240	81,994	511,680	593,673	593,673	623,357
83	48	970	970	91,180	85,112	549,414	634,527	634,527	666,253
84	49	970	970	93,120	88,274	589,605	677,879	677,879	711,773
85	50	970	970	95,060	91,474	632,362	723,836	723,836	760,027
86	51	970	970	97,000	94,703	677,788	772,492	772,492	811,116
87	52	970	970	98,940	97,955	725,981	823,936	823,936	865,132
88	53	970	970	100,880	101,220	777,032	878,252	878,252	922,164
89	54	970	970	102,820	104,489	831,034	935,523	935,523	982,299
90	55	970	970	104,760	107,754	888,078	995,832	995,832	1,045,624
91	56	970	970	106,700	111,007	948,255	1,059,262	1,059,262	1,112,225
92	57	970	970	108,640	114,476	1,013,746	1,128,223	1,128,223	1,173,352
93	58	970	970	110,580	118,208	1,085,392	1,203,600	1,203,600	1,239,708
94	59	970	970	112,520	122,257	1,164,195	1,286,452	1,286,452	1,312,181
95	60	970	970	114,460	126,686	1,251,374	1,378,060	1,378,060	1,391,841
96	61	970	970	116,400	131,486	1,347,522	1,479,008	1,479,008	1,479,008
97	62	970	970	118,340	136,430	1,450,977	1,587,407	1,587,407	1,587,407
98	63	970	970	120,280	141,522	1,562,295	1,703,817	1,703,817	1,703,817
99	64	970	970	122,220	146,767	1,682,073	1,828,840	1,828,840	1,828,840
100	65	970	970	124,160	152,169	1,810,954	1,963,123	1,963,123	1,963,123

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Guaranteed Charges Ledger with 100% Allocation to Subaccounts

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

				Hypothetical Rates Separate Account Rate (0.00% Gross; -0.90% Net) (a) ------------End of Year-----------		
Age	End of Year	Cumulative Outlay	Additional Planned Premium(b)	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	11,384	11,384	250,000
38	3	1,940	3,880	12,724	12,724	250,000
39	4	1,940	5,820	14,013	14,013	250,000
40	5	1,940	7,760	15,254	15,254	250,000
41	6	1,940	9,700	16,446	16,446	250,000
42	7	1,940	11,640	17,584	17,584	250,000
43	8	1,940	13,580	18,662	18,662	250,000
44	9	1,940	15,520	19,678	19,678	250,000
45	10	1,940	17,460	20,626	20,626	250,000
46	11	1,940	19,400	21,502	21,502	250,000
47	12	1,940	21,340	22,309	22,309	250,000
48	13	1,940	23,280	23,046	23,046	250,000
49	14	1,940	25,220	23,736	23,736	250,000
50	15	1,940	27,160	24,375	24,375	250,000
51	16	1,940	29,100	24,951	24,951	250,000
52	17	1,940	31,040	25,455	25,455	250,000
53	18	1,940	32,980	25,867	25,867	250,000
54	19	1,940	34,920	26,183	26,183	250,000
55	20	1,940	36,860	26,381	26,381	250,000
56	21	1,940	38,800	26,436	26,436	250,000
57	22	1,940	40,740	26,350	26,350	250,000
58	23	1,940	42,680	26,114	26,114	250,000
59	24	1,940	44,620	25,752	25,752	250,000
60	25	1,940	46,560	25,246	25,246	250,000
61	26	1,940	48,500	24,567	24,567	250,000
62	27	1,940	50,440	23,676	23,676	250,000
63	28	1,940	52,380	22,525	22,525	250,000
64	29	1,940	54,320	21,082	21,082	250,000
65	30	1,940	56,260	19,329	19,329	250,000
66	31	1,940	58,200	17,248	17,248	250,000
67	32	1,940	60,140	14,829	14,829	250,000
68	33	1,940	62,080	12,064	12,064	250,000
69	34	1,940	64,020	8,916	8,916	250,000
70	35	1,940	65,960	5,364	5,364	250,000
71	36	1,940	67,900	1,305	1,305	250,000

This ledger assumes all net premiums are allocated to the Separate Account regardless of whether net premiums are allocated to the Fixed Account.

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

(a) The hypothetical gross rates of return are reduced by the weighted average of the annual management fees and expenses of all the subaccounts selected. The current mortality and expense risk charge is 1.50% in Policy years 1-15. We may reduce this charge to 0.30% in Policy years 16+ but we do not guarantee that we will do so. The guaranteed mortality and expense risk charge is 1.50% in all Policy years. An approximation of these charges is reflected in both the current and guaranteed charges ledgers.

The selected subaccount annual management fees and expenses used to determine the weighted average as of December 31, 2010 are:

Subaccount	Subaccount Allocation Percentage	Total Subaccount Management Fees and Expenses
Transamerica AEGON Active Asset Allocation - Conservative VP	0.00%	0.73%
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	0.00%	0.74%
Transamerica AEGON Active Asset Allocation - Moderate VP	0.00%	0.74%
Transamerica AEGON High Yield Bond VP	0.65%	0.73%
Transamerica AEGON Money Market VP	1.98%	0.40%
Transamerica AEGON U.S. Government Securities VP	0.43%	0.61%
Transamerica AllianceBernstein Dynamic Allocation VP	0.12%	1.05%
Transamerica Asset Allocation - Conservative VP	1.57%	0.85%
Transamerica Asset Allocation - Growth VP	9.38%	1.04%
Transamerica Asset Allocation - Moderate Growth VP	10.59%	0.95%
Transamerica Asset Allocation - Moderate VP	3.23%	0.90%
Transamerica BlackRock Global Allocation VP	0.00%	0.83%
Transamerica BlackRock Large Cap Value VP	2.07%	0.79%
Transamerica BlackRock Tactical Allocation VP	0.00%	0.93%
Transamerica Clarion Global Real Estate Securities VP	1.59%	0.90%
Transamerica Efficient Markets VP	0.01%	0.75%
Transamerica Foxhall Emerging Markets/Pacific RIM VP	0.57%	1.39%
Transamerica Foxhall Global Commodities & Hard Assets VP	0.34%	1.48%
Transamerica Foxhall Global Conservative VP	0.07%	1.21%
Transamerica Foxhall Global Growth VP	0.61%	1.37%
Transamerica Hanlon Balanced VP	0.38%	1.33%
Transamerica Hanlon Growth and Income VP	0.34%	1.34%
Transamerica Hanlon Growth VP	0.50%	1.34%
Transamerica Hanlon Managed Income VP	1.00%	1.24%
Transamerica Index 50 VP	0.01%	0.50%
Transamerica Index 75 VP	0.04%	0.46%
Transamerica International Moderate Growth VP	0.38%	1.05%
Transamerica Jennison Growth VP	0.37%	0.79%
Transamerica JPMorgan Core Bond VP	1.97%	0.57%
Transamerica JPMorgan Enhanced Index VP	0.07%	0.84%
Transamerica JPMorgan Tactical Allocation VP	2.10%	0.91%
Transamerica MFS International Equity VP	1.56%	1.05%
Transamerica Morgan Stanley Capital Growth VP	1.14%	0.90%
Transamerica Morgan Stanley Growth Opportunities VP	2.17%	0.87%
Transamerica Morgan Stanley Mid-Cap Growth VP	11.14%	0.90%
Transamerica Multi-Managed Balanced VP	4.10%	0.83%
Transamerica Multi Managed Large Cap Core VP	0.09%	0.84%
Transamerica PIMCO Total Return VP	1.08%	0.69%
Transamerica Systematic Small/Mid Cap Value VP	1.29%	0.86%
Transamerica T. Rowe Price Small Cap VP	0.98%	0.84%
Transamerica Third Avenue Value VP	2.65%	0.90%
Transamerica WMC Diversified Equity VP	7.66%	0.83%
Transamerica WMC Diversified Growth VP	21.52%	0.78%

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Western Reserve Life Assurance Co. of Ohio
WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

ProFund VP Asia 30	0.22%	1.68%
ProFund VP Basic Materials	0.29%	1.68%
ProFund VP Bull	0.31%	1.68%
ProFund VP Consumer Services	0.03%	1.68%
ProFund VP Emerging Markets	0.67%	1.68%
ProFund VP Europe 30	0.01%	1.68%
ProFund VP Falling U.S. Dollar	0.02%	1.68%
ProFund VP Financials	0.07%	1.68%
ProFund VP International	0.27%	1.68%
ProFund VP Japan	0.01%	1.68%
ProFund VP Mid-Cap	0.10%	1.68%
ProFund VP Money Market	0.46%	1.35%
ProFund VP NASDAQ-100	0.13%	1.68%
ProFund VP Oil & Gas	0.19%	1.68%
ProFund VP Pharmaceuticals	0.02%	1.68%
ProFund VP Precious Metals	0.39%	1.68%
ProFund VP Short Emerging Markets	0.01%	1.68%
ProFund VP Short International	0.02%	1.68%
ProFund VP Short NASDAQ-100	0.02%	1.68%
ProFund VP Short Small-Cap	0.05%	1.68%
ProFund VP Small-Cap	0.04%	1.68%
ProFund VP Small-Cap Value	0.02%	1.68%
ProFund VP Telecommunications	0.01%	1.68%
ProFund VP U.S. Government Plus	0.12%	1.38%
ProFund VP UltraSmall-Cap	0.26%	1.68%
ProFund VP Utilities	0.05%	1.68%
Fidelity VIP Index 500 Portfolio	0.33%	0.35%
Access VP High Yield Fund	0.07%	1.68%
AllianceBernstein Balanced Wealth Strategy Portfolio	0.02%	0.93%
Franklin Templeton VIP Founding Funds Allocation Fund	0.02%	1.12%

(b) The Additional Planned Premium column does not include premiums paid up to the illustration date. The Additional Planned Premiums shown include any scheduled premiums obtained through information you provided for the illustration. All illustrated values and benefits are shown as of the end of each Policy Year. Values and premiums are rounded to the nearest dollar.

This Illustration assumes all net premiums (premiums, less any premium expense charges) are allocated among the Fixed Account and/or the variable subaccounts of the Separate Account. Cash values are illustrated after Monthly Deductions, as noted below. The Net Surrender Value illustrated is the Cash Value less loans. There are no surrender charges associated with this product.

The current charges illustration reflects current charges, and the guaranteed charges illustration reflects guaranteed charges. These charges are:

- A mortality and expense risk charge assessed against each subaccount:
  - Current:
    - 1.50% in Policy years 1-15
    - 0.30% thereafter
  - Guaranteed:
    - 1.50% in all Policy years

- Monthly Deductions for:
  - The cost of insurance
  - The monthly Policy charge in all Policy years:

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

- Issue ages 0-17:
  - Current:
    - $7.00 per month
  - Guaranteed:
    - $12.00 per month
- Issue ages 18+:
  - Current:
    - $0.00 per month
  - Guaranteed:
    - $0.00 per month
- Any riders illustrated.

The current interest rate for net premiums applied to the Fixed Account after 9/1/10 is 3.50% and is subject to change. The previous rate of 4.10% applies to existing cash value in the Fixed Account until the next anniversary of each premium. The guaranteed minimum interest rate is 3.00%.

Based on actual premium payments, the Minimum No Lapse Guarantee is no longer in effect. Without the payment of additional premiums, the policy may lapse in the years shown based primarily on activities illustrated and the following assumptions:

- At a 0.00% Gross (-0.90% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 38.

(c) **Rider(s) Illustrated:** None

At a 0.00% Gross (-0.90% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 38.

Actual rates of return may be more or less than those shown, and will depend upon a number of factors, including the actual premiums paid by the Policy Owner and the actual investment returns of the subaccounts selected. This illustration uses hypothetical rates of return over all years for the Separate Account. No representations are made by Western Reserve Life or the Funds, that the hypothetical rates of return can be achieved during any one year or sustained over any period of time.

Information regarding a Modified Endowment Contract:

Amounts withdrawn or borrowed from a Modified Endowment Contract ("MEC"), or the pledge of a MEC, prior to the death of the Insured will be taxable to the extent of any gain in the contract. In addition, if the owner is not yet 59½ or if the owner is not an individual (such as a trust, for example), the taxable amounts may be subject to a 10% penalty tax. Under the Federal Income Tax Law, a life insurance contract becomes a MEC when actual premiums paid exceed a specified 7-Pay premium limit applicable initially for the first seven policy years and may also become a MEC when there are certain changes to policy benefits. New 7-Pay premium limits for succeeding seven-year periods may be established for the policy as a result of certain changes in policy terms or benefits. All MECs issued by Western Reserve Life and its affiliates to the same owner during any calendar year will be treated as one MEC. If there is an IRC Section 1035 Exchange of a life insurance contract that is not a MEC for another life insurance contract, a certain portion of the cash value exchanged will apply annually towards the annual 7-Pay premium limit of the new policy in determining whether the new contract is a MEC. If the original policy was a MEC, the new policy received in exchange will also be a MEC. You should consult with and rely on your qualified tax advisor as to the implications of any withdrawal, loan, surrender, pledge, exchange or collateral assignment of a life insurance policy.

Based on the premium payments and activities illustrated, this policy will not become a Modified Endowment Contract ("MEC").

Target: Used for administrative purposes.

Guideline Premium Test: Under the Federal Income Tax Law, the Guideline Level Premium (**GL Annual**) is the maximum level annual Premium that can be paid into the policy on an annual basis and still have it qualify as a life insurance contract. The Guideline Single Premium (**GL Single**) is the maximum single Premium that can be paid into the policy at issue and still have it qualify as a life insurance contract. Premiums paid into the policy at any date can never exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Premiums to such date. Guideline

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

premium limits for the policy may change as a result of changes in policy terms or benefits.

To ensure compliance with federal income tax law, Western Reserve Life will monitor the level of death benefit and premiums, and reserves the right to adjust the death benefit and limit or refund any amount of premium, to preserve the qualification of the policy as a life insurance contract for federal income tax purposes.

Western Reserve Life and its agents cannot give tax, legal or accounting advice. Please consult your attorney, accountant or personal tax advisor. For information about the taxation of life insurance policies, please refer to the prospectus.

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Policy Summary

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Coverage	Amount	Issue Date	Mature Date	Issue Age	Curr Age	Gender	Risk Class	Table Rating	Flat Extra	Flat Extra Expire Date
Base	$250,000.00	05/02/2011	05/02/2076	35	36	Male	Ult Select	None	$0.00	05/02/2011

Rider(s) Illustrated: None

		This column shows current policy data as of the date of the illustration.	**This column shows policy data assuming potential changes and as illustrated in the preceding ledgers.**
DEFRA/TAMRA/MAP Guidelines	Guideline Annual Premium	$10,000.00	$10,000.00
	Guideline Single Premium	$100,000.00	$100,000.00
	Additional DEFRA Allowable	$100,000.00	$100,000.00
	7-Pay Premium	$15,000.00	$15,000.00
	Additional TAMRA Allowable	$30,000.00	$30,000.00
	Target Premium	$2,000.00	$2,000.00
	Minimum Annual Premium (MAP)	$2,000.00	$2,000.00
	MAP Accumulation	$4,000.00	$4,000.00
Policy Values and Benefits	Death Benefit without Riders	$250,000.00	$250,000.00
	Net Amount at Risk	$239,384.95	$239,384.95
	Cash Value	$10,000.00	$10,000.00
	Surrender Charge	$0.00	$0.00
	Cash Surrender Value	$10,000.00	$10,000.00
	Cost Basis	$0.00	$0.00
	Gain/Loss	$10,000.00	$10,000.00
	Loan Payoff	$0.00	$0.00
	Total Withdrawals	$0.00	$0.00
	Dump-In Premium	N/A	$0.00
	Gross Transfer	$0.00	$0.00
	Net Transfer	$0.00	$0.00

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The Board of Directors and Contract Owners Of WRL Series Life Account Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of Western Reserve Life Assurance Co. of Ohio WRL Series Life Account (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Co. of Ohio WRL Series Life Account, at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa April 22, 2013

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,141,770.934	3,973,051.099	28,380,739.167	25,639,431.114
Cost	$ 51,836,838	$ 37,584,304	$ 277,714,685	$ 283,501,863
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 54,961,300	$ 42,471,916	$ 255,994,267	$ 280,495,376
Receivable for units sold	4	27	-	-
Total assets	54,961,304	42,471,943	255,994,267	280,495,376
Liabilities
Payable for units redeemed	-	-	197	67
Total net assets	$ 54,961,304	$ 42,471,943	$ 255,994,070	$ 280,495,309
Net Assets
Deferred annuity contracts
terminable by owners	$ 54,961,304	$ 42,471,943	$ 255,994,070	$ 280,495,309
Total net assets	$ 54,961,304	$ 42,471,943	$ 255,994,070	$ 280,495,309

Accumulation units outstanding
M&E - 0.90% - Class A	1,120,416	2,336,047	11,719,029	12,559,058
M&E - 0.75% - Class A	9,248	2,868	12,683	26,314
M&E - 0.30% - Class A	1,402	-	-	-
M&E - 0.75% - Class B	245,115	262,186	5,172,568	4,907,965
M&E - 0.00% - Class C	2,037	29,826	98,119	125,350
M&E - 1.50% - Class E	14,966	16,053	197,896	129,952

Accumulation unit value
M&E - 0.90% - Class A	$ 45.238687	$ 16.180608	$ 14.875019	$ 15.881411
M&E - 0.75% - Class A	$ 15.861357	$ 15.475224	$ 15.153687	$ 15.835503
M&E - 0.30% - Class A	$ 11.190033	$ 10.812529	$ 10.294829	$ 10.562086
M&E - 0.75% - Class B	$ 15.861357	$ 15.475224	$ 15.153687	$ 15.835503
M&E - 0.00% - Class C	$ 15.222904	$ 12.885647	$ 10.788711	$ 11.756854
M&E - 1.50% - Class E	$ 12.958010	$ 11.660449	$ 10.303654	$ 10.998138
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Tactical Allocation VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	7,415,232.178	5,479,922.841	4,060,657.449	4,595,724.150
Cost	$ 75,422,123	$ 41,703,597	$ 50,533,495	$ 62,584,896
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 81,048,488	$ 40,935,024	$ 48,403,037	$ 58,503,568
Receivable for units sold	57	205	-	-
Total assets	81,048,545	40,935,229	48,403,037	58,503,568
Liabilities
Payable for units redeemed	-	-	497	24
Total net assets	$ 81,048,545	$ 40,935,229	$ 48,402,540	$ 58,503,544
Net Assets
Deferred annuity contracts
terminable by owners	$ 81,048,545	$ 40,935,229	$ 48,402,540	$ 58,503,544
Total net assets	$ 81,048,545	$ 40,935,229	$ 48,402,540	$ 58,503,544
Accumulation units outstanding
M&E - 0.90% - Class A	3,844,366	2,599,863	1,407,482	1,491,628
M&E - 0.75% - Class A	6,843	10,063	7,163	21,965
M&E - 0.30% - Class A	-	117	-	-
M&E - 0.75% - Class B	1,090,595	103,472	236,304	510,806
M&E - 0.00% - Class C	25,750	5,065	4,516	4,134
M&E - 1.50% - Class E	21,929	7,182	16,181	6,888

Accumulation unit value
M&E - 0.90% - Class A	$ 16.372222	$ 15.251244	$ 30.519418	$ 34.472606
M&E - 0.75% - Class A	$ 15.973971	$ 10.145811	$ 21.419124	$ 13.081186
M&E - 0.30% - Class A	$ 10.761173	$ 10.697273	$ 11.537050	$ 10.950847
M&E - 0.75% - Class B	$ 15.973971	$ 10.145811	$ 21.419124	$ 13.081186
M&E - 0.00% - Class C	$ 12.644009	$ 10.506315	$ 10.574758	$ 11.191877
M&E - 1.50% - Class E	$ 11.478710	$ 10.820283	$ 11.396595	$ 9.829940
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,197,061.489	449,297.006	343,135.473	4,011,209.163
Cost	$ 9,931,527	$ 5,982,185	$ 4,276,853	$ 57,846,234
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 10,833,406	$ 7,283,104	$ 4,615,172	$ 60,489,034
Receivable for units sold	15	5	5	-
Total assets	10,833,421	7,283,109	4,615,177	60,489,034
Liabilities
Payable for units redeemed	-	-	-	6
Total net assets	$ 10,833,421	$ 7,283,109	$ 4,615,177	$ 60,489,028
Net Assets
Deferred annuity contracts
terminable by owners	$ 10,833,421	$ 7,283,109	$ 4,615,177	$ 60,489,028
Total net assets	$ 10,833,421	$ 7,283,109	$ 4,615,177	$ 60,489,028

Accumulation units outstanding
M&E - 0.90% - Class A	589,052	333,337	239,595	2,122,056
M&E - 0.75% - Class A	116	834	-	16,697
M&E - 0.30% - Class A	109	-	-	-
M&E - 0.75% - Class B	398,552	1,306	74,717	383,506
M&E - 0.00% - Class C	17,699	-	26	10,270
M&E - 1.50% - Class E	51,383	-	455	14,044

Accumulation unit value
M&E - 0.90% - Class A	$ 10.213719	$ 21.731441	$ 14.516415	$ 25.302141
M&E - 0.75% - Class A	$ 10.315622	$ 18.316425	$ 15.142224	$ 16.360193
M&E - 0.30% - Class A	$ 10.245062	$ 11.772027	$ 11.208103	$ 10.774827
M&E - 0.75% - Class B	$ 10.315622	$ 18.316425	$ 15.142224	$ 16.360193
M&E - 0.00% - Class C	$ 10.920420	$ -	$ 11.856612	$ 10.344656
M&E - 1.50% - Class E	$ 9.927663	$ -	$ 11.927036	$ 10.171025
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Morgan Stanley Capital Growth VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,881,377.733	3,080,877.826	2,817,248.978	2,769,945.009
Cost	$ 22,149,806	$ 36,557,666	$ 32,105,085	$ 28,350,408
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 23,598,484	$ 37,217,004	$ 29,074,009	$ 28,558,133
Receivable for units sold	-	6	4	321
Total assets	23,598,484	37,217,010	29,074,013	28,558,454
Liabilities
Payable for units redeemed	4	-	-	-
Total net assets	$ 23,598,480	$ 37,217,010	$ 29,074,013	$ 28,558,454
Net Assets
Deferred annuity contracts
terminable by owners	$ 23,598,480	$ 37,217,010	$ 29,074,013	$ 28,558,454
Total net assets	$ 23,598,480	$ 37,217,010	$ 29,074,013	$ 28,558,454
Accumulation units outstanding
M&E - 0.90% - Class A	951,778	1,847,162	1,550,459	1,399,053
M&E - 0.75% - Class A	2,631	3,936	3,353	3,273
M&E - 0.30% - Class A	-	-	-	18,897
M&E - 0.75% - Class B	259,517	341,821	65,720	158,710
M&E - 0.00% - Class C	3,562	12,600	5,747	2,489
M&E - 1.50% - Class E	17,901	11,982	6,331	16,668
Accumulation unit value
M&E - 0.90% - Class A	$ 19.341321	$ 16.985213	$ 17.978388	$ 17.901752
M&E - 0.75% - Class A	$ 18.587594	$ 15.895418	$ 15.265237	$ 18.715367
M&E - 0.30% - Class A	$ 11.782832	$ 11.336363	$ 10.397236	$ 10.990291
M&E - 0.75% - Class B	$ 18.587594	$ 15.895418	$ 15.265237	$ 18.715367
M&E - 0.00% - Class C	$ 15.963948	$ 15.124349	$ 11.958664	$ 15.583353
M&E - 1.50% - Class E	$ 14.540260	$ 13.024555	$ 12.021602	$ 14.093042
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica Third Avenue Value VP	Transamerica Multi-Managed Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,215,145.328	9,362,394.643	394,075.944	29,922,741.750
Cost	$ 67,380,578	$ 105,585,064	$ 3,128,783	$ 715,247,943
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 61,121,503	$ 113,097,727	$ 3,396,935	$ 726,823,397
Receivable for units sold	-	20	104	208
Total assets	61,121,503	113,097,747	3,397,039	726,823,605
Liabilities
Payable for units redeemed	8	-	-	-
Total net assets	$ 61,121,495	$ 113,097,747	$ 3,397,039	$ 726,823,605
Net Assets
Deferred annuity contracts
terminable by owners	$ 61,121,495	$ 113,097,747	$ 3,397,039	$ 726,823,605
Total net assets	$ 61,121,495	$ 113,097,747	$ 3,397,039	$ 726,823,605

Accumulation units outstanding
M&E - 0.90% - Class A	2,078,354	6,059,572	174,528	45,385,029
M&E - 0.75% - Class A	9,645	34,138	90	381,213
M&E - 0.30% - Class A	-	211	-	3,892
M&E - 0.75% - Class B	256,551	131,880	39,353	732,812
M&E - 0.00% - Class C	30,636	11,793	4,082	31,827
M&E - 1.50% - Class E	20,843	4,676	684	26,084
Accumulation unit value
M&E - 0.90% - Class A	$ 27.084363	$ 18.135505	$ 15.859166	$ 15.632863
M&E - 0.75% - Class A	$ 16.207693	$ 17.901853	$ 14.541891	$ 14.976327
M&E - 0.30% - Class A	$ 9.897124	$ 11.170510	$ 10.577134	$ 10.385475
M&E - 0.75% - Class B	$ 16.207693	$ 17.901853	$ 14.541891	$ 14.976327
M&E - 0.00% - Class C	$ 9.980964	$ 14.332647	$ 11.930815	$ 10.603571
M&E - 1.50% - Class E	$ 10.094700	$ 13.033116	$ 10.083998	$ 10.112122
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica AEGON Money Market VP	Transamerica Systematic Small/Mid-Cap Value VP	Transamerica AEGON U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	41,402,510.440	2,347,361.928	891,907.209	11,015,969.035
Cost	$ 41,402,510	$ 42,696,789	$ 11,745,294	$ 272,024,205
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 41,402,510	$ 41,008,413	$ 11,799,932	$ 308,997,931
Receivable for units sold	336	393	87	132
Total assets	41,402,846	41,008,806	11,800,019	308,998,063
Liabilities
Payable for units redeemed	-	-	-	-
Total net assets	$ 41,402,846	$ 41,008,806	$ 11,800,019	$ 308,998,063
Net Assets
Deferred annuity contracts
terminable by owners	$ 41,402,846	$ 41,008,806	$ 11,800,019	$ 308,998,063
Total net assets	$ 41,402,846	$ 41,008,806	$ 11,800,019	$ 308,998,063
Accumulation units outstanding
M&E - 0.90% - Class A	1,810,053	1,426,971	607,650	5,632,877
M&E - 0.75% - Class A	7,479	1,301	402	133,149
M&E - 0.30% - Class A	1	19,686	-	2,184
M&E - 0.75% - Class B	351,324	368,826	169,501	377,532
M&E - 0.00% - Class C	19,419	6,248	5,987	10,874
M&E - 1.50% - Class E	965	44,003	4,635	21,889
Accumulation unit value
M&E - 0.90% - Class A	$ 20.580644	$ 22.295399	$ 15.133497	$ 53.214794
M&E - 0.75% - Class A	$ 10.955583	$ 22.583330	$ 14.497157	$ 17.201047
M&E - 0.30% - Class A	$ 9.945471	$ 10.639451	$ 11.242397	$ 9.807212
M&E - 0.75% - Class B	$ 10.955583	$ 22.583330	$ 14.497157	$ 17.201047
M&E - 0.00% - Class C	$ 10.853540	$ 16.264591	$ 14.136345	$ 14.989035
M&E - 1.50% - Class E	$ 9.455540	$ 11.911797	$ 12.171129	$ 12.655105
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica PIMCO Tactical Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	44,446.220	145,305.849	48,059.338	694,118.207
Cost	$ 468,540	$ 1,418,432	$ 651,042	$ 7,461,083
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 482,241	$ 1,405,108	$ 660,816	$ 7,218,829
Receivable for units sold	-	3	-	1
Total assets	482,241	1,405,111	660,816	7,218,830
Liabilities
Payable for units redeemed	1	-	-	-
Total net assets	$ 482,240	$ 1,405,111	$ 660,816	$ 7,218,830
Net Assets
Deferred annuity contracts
terminable by owners	$ 482,240	$ 1,405,111	$ 660,816	$ 7,218,830
Total net assets	$ 482,240	$ 1,405,111	$ 660,816	$ 7,218,830
Accumulation units outstanding
M&E - 0.90% - Class A	26,873	99,136	27,402	396,783
M&E - 0.75% - Class A	-	352	-	93
M&E - 0.30% - Class A	-	-	-	-
M&E - 0.75% - Class B	14,626	26,504	15,017	268,691
M&E - 0.00% - Class C	24	185	522	9,784
M&E - 1.50% - Class E	824	2,708	2,019	13,164

Accumulation unit value
M&E - 0.90% - Class A	$ 11.352954	$ 10.872990	$ 14.679152	$ 10.461597
M&E - 0.75% - Class A	$ 11.432122	$ 10.948832	$ 14.759512	$ 10.518911
M&E - 0.30% - Class A	$ 10.790618	$ 10.730890	$ 10.671276	$ 9.619163
M&E - 0.75% - Class B	$ 11.432122	$ 10.948832	$ 14.759512	$ 10.518911
M&E - 0.00% - Class C	$ 11.838191	$ 11.337804	$ 15.169775	$ 10.811417
M&E - 1.50% - Class E	$ 11.728017	$ 11.475264	$ 14.363205	$ 10.236343
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica PIMCO Tactical Conservative VP	Transamerica PIMCO Tactical Growth VP	Transamerica Hanlon Income VP	Transamerica Multi Managed Large Cap Core VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	963,162.837	1,259,067.363	2,638,432.162	231,803.624
Cost	$ 10,428,987	$ 13,693,805	$ 29,421,995	$ 3,645,739
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 9,814,629	$ 12,426,995	$ 29,893,436	$ 4,051,927
Receivable for units sold	-	-	109	494
Total assets	9,814,629	12,426,995	29,893,545	4,052,421
Liabilities
Payable for units redeemed	3	-	-	-
Total net assets	$ 9,814,626	$ 12,426,995	$ 29,893,545	$ 4,052,421
Net Assets
Deferred annuity contracts
terminable by owners	$ 9,814,626	$ 12,426,995	$ 29,893,545	$ 4,052,421
Total net assets	$ 9,814,626	$ 12,426,995	$ 29,893,545	$ 4,052,421
Accumulation units outstanding
M&E - 0.90% - Class A	537,550	635,760	1,414,604	189,374
M&E - 0.75% - Class A	828	468	14,176	608
M&E - 0.30% - Class A	-	-	-	-
M&E - 0.75% - Class B	398,167	578,293	1,113,310	35,655
M&E - 0.00% - Class C	1,860	1,011	874	1,645
M&E - 1.50% - Class E	17,113	33,043	45,026	3,870
Accumulation unit value
M&E - 0.90% - Class A	$ 10.251345	$ 9.933094	$ 11.527573	$ 17.518465
M&E - 0.75% - Class A	$ 10.307509	$ 9.987529	$ 11.590673	$ 17.614417
M&E - 0.30% - Class A	$ 9.216682	$ 8.692616	$ 10.621876	$ 10.872601
M&E - 0.75% - Class B	$ 10.307509	$ 9.987529	$ 11.590673	$ 17.614417
M&E - 0.00% - Class C	$ 10.594154	$ 10.265286	$ 11.912968	$ 18.104324
M&E - 1.50% - Class E	$ 10.030611	$ 9.719213	$ 11.279386	$ 17.141245
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica Janus Balanced VP	Transamerica Jennison Growth VP	Transamerica AEGON Active Asset Allocation - Conservative VP	Transamerica AEGON Active Asset Allocation - Moderate VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	846,580.080	1,564,458.041	740,506.039	163,599.341
Cost	$ 8,778,891	$ 13,090,718	$ 7,414,773	$ 1,647,808
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 9,058,407	$ 13,204,026	$ 7,790,124	$ 1,722,701
Receivable for units sold	1	10	4	-
Total assets	9,058,408	13,204,036	7,790,128	1,722,701
Liabilities
Payable for units redeemed	-	-	-	1
Total net assets	$ 9,058,408	$ 13,204,036	$ 7,790,128	$ 1,722,700
Net Assets
Deferred annuity contracts
terminable by owners	$ 9,058,408	$ 13,204,036	$ 7,790,128	$ 1,722,700
Total net assets	$ 9,058,408	$ 13,204,036	$ 7,790,128	$ 1,722,700

Accumulation units outstanding
M&E - 0.90% - Class A	417,453	921,228	599,773	94,940
M&E - 0.75% - Class A	812	3,534	61	17
M&E - 0.30% - Class A	-	97	-	-
M&E - 0.75% - Class B	429,326	155,879	142,361	67,885
M&E - 0.00% - Class C	3,792	1,977	300	-
M&E - 1.50% - Class E	13,953	1,115	2,194	2,673
Accumulation unit value
M&E - 0.90% - Class A	$ 10.442956	$ 12.175374	$ 10.456104	$ 10.399194
M&E - 0.75% - Class A	$ 10.497537	$ 12.223900	$ 10.482080	$ 10.425029
M&E - 0.30% - Class A	$ 9.634369	$ 11.021728	$ 10.560659	$ 10.503177
M&E - 0.75% - Class B	$ 10.497537	$ 12.223900	$ 10.482080	$ 10.425029
M&E - 0.00% - Class C	$ 10.775979	$ 12.470572	$ 10.775194	$ -
M&E - 1.50% - Class E	$ 10.228248	$ 11.983854	$ 10.353172	$ 10.296814
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica BlackRock Global Allocation VP	Transamerica BlackRock Tactical Allocation VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,856,997.489	395,182.526	329,568.846	640,317.330
Cost	$ 26,988,783	$ 3,682,715	$ 3,297,564	$ 16,378,147
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 29,341,364	$ 3,710,764	$ 3,331,941	$ 16,648,251
Receivable for units sold	61	1	2	145
Total assets	29,341,425	3,710,765	3,331,943	16,648,396
Liabilities
Payable for units redeemed	-	-	-	-
Total net assets	$ 29,341,425	$ 3,710,765	$ 3,331,943	$ 16,648,396
Net Assets
Deferred annuity contracts
terminable by owners	$ 29,341,425	$ 3,710,765	$ 3,331,943	$ 16,648,396
Total net assets	$ 29,341,425	$ 3,710,765	$ 3,331,943	$ 16,648,396
Accumulation units outstanding
M&E - 0.90% - Class A	1,483,542	182,879	168,079	1,078,989
M&E - 0.75% - Class A	1,585	561	2,073	3,295
M&E - 0.30% - Class A	-	-	-	-
M&E - 0.75% - Class B	1,330,160	180,391	140,855	-
M&E - 0.00% - Class C	2,938	-	-	-
M&E - 1.50% - Class E	59,388	2,074	2,640	-
Accumulation unit value
M&E - 0.90% - Class A	$ 10.185971	$ 10.129797	$ 10.612381	$ 15.382609
M&E - 0.75% - Class A	$ 10.211282	$ 10.154221	$ 10.637973	$ 15.397964
M&E - 0.30% - Class A	$ 10.287853	$ 10.228128	$ 10.715350	$ 10.738879
M&E - 0.75% - Class B	$ 10.211282	$ 10.154221	$ 10.637973	$ -
M&E - 0.00% - Class C	$ 10.999379	$ -	$ -	$ -
M&E - 1.50% - Class E	$ 10.085673	$ 10.032984	$ 10.510997	$ -
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	436,379.788	223,085.162	87,321.425	85,635.016
Cost	$ 9,538,505	$ 3,556,617	$ 11,054,421	$ 2,495,527
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 8,561,771	$ 4,818,639	$ 12,543,723	$ 2,527,946
Receivable for units sold	355	-	-	-
Total assets	8,562,126	4,818,639	12,543,723	2,527,946
Liabilities
Payable for units redeemed	-	240	5	355
Total net assets	$ 8,562,126	$ 4,818,399	$ 12,543,718	$ 2,527,591
Net Assets
Deferred annuity contracts
terminable by owners	$ 8,562,126	$ 4,818,399	$ 12,543,718	$ 2,527,591
Total net assets	$ 8,562,126	$ 4,818,399	$ 12,543,718	$ 2,527,591
Accumulation units outstanding
M&E - 0.90% - Class A	590,689	490,683	471,700	168,583
M&E - 0.75% - Class A	1,640	3,587	648	-
M&E - 0.30% - Class A	72	-	-	-
M&E - 0.75% - Class B	-	-	394,048	56,948
M&E - 0.00% - Class C	-	-	4,693	196
M&E - 1.50% - Class E	-	-	5,528	88

Accumulation unit value
M&E - 0.90% - Class A	$ 14.453620	$ 9.748442	$ 13.898656	$ 11.166238
M&E - 0.75% - Class A	$ 14.468060	$ 9.758184	$ 14.870302	$ 11.275656
M&E - 0.30% - Class A	$ 11.151764	$ 11.547658	$ 11.164311	$ 10.835494
M&E - 0.75% - Class B	$ -	$ -	$ 14.870302	$ 11.275656
M&E - 0.00% - Class C	$ -	$ -	$ 11.641715	$ 10.607853
M&E - 1.50% - Class E	$ -	$ -	$ 11.547508	$ 10.759290
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	269,237.443	200,070.419	119,041.487	16,875,133.400
Cost	$ 6,264,745	$ 5,737,326	$ 780,235	$ 16,875,133
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 6,111,690	$ 5,954,096	$ 742,819	$ 16,875,133
Receivable for units sold	123	-	-	8
Total assets	6,111,813	5,954,096	742,819	16,875,141
Liabilities
Payable for units redeemed	-	408	148	-
Total net assets	$ 6,111,813	$ 5,953,688	$ 742,671	$ 16,875,141
Net Assets
Deferred annuity contracts
terminable by owners	$ 6,111,813	$ 5,953,688	$ 742,671	$ 16,875,141
Total net assets	$ 6,111,813	$ 5,953,688	$ 742,671	$ 16,875,141

Accumulation units outstanding
M&E - 0.90% - Class A	320,336	352,838	166,803	1,290,806
M&E - 0.75% - Class A	1,786	128	404	694
M&E - 0.30% - Class A	-	-	-	3,420
M&E - 0.75% - Class B	61,602	162,248	22,314	366,970
M&E - 0.00% - Class C	2,795	811	47	3,953
M&E - 1.50% - Class E	7,693	1,737	4,134	616

Accumulation unit value
M&E - 0.90% - Class A	$ 15.532945	$ 11.463503	$ 3.833090	$ 10.104089
M&E - 0.75% - Class A	$ 15.685098	$ 11.575848	$ 3.870662	$ 10.202894
M&E - 0.30% - Class A	$ 11.219717	$ 10.401061	$ 7.679905	$ 9.948188
M&E - 0.75% - Class B	$ 15.685098	$ 11.575848	$ 3.870662	$ 10.202894
M&E - 0.00% - Class C	$ 14.532650	$ 11.015910	$ 4.508254	$ 10.544794
M&E - 1.50% - Class E	$ 13.153146	$ 11.720085	$ 3.666034	$ 9.376681
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP Ultra Small-Cap	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	88,404.618	154,059.958	314,034.328	70,907.689
Cost	$ 1,818,930	$ 7,427,291	$ 3,652,656	$ 2,297,118
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,908,656	$ 6,935,779	$ 4,189,218	$ 2,246,356
Receivable for units sold	10	21	-	10
Total assets	1,908,666	6,935,800	4,189,218	2,246,366

Liabilities
Payable for units redeemed	-	-	36	-
Total net assets	$ 1,908,666	$ 6,935,800	$ 4,189,182	$ 2,246,366
Net Assets
Deferred annuity contracts
terminable by owners	$ 1,908,666	$ 6,935,800	$ 4,189,182	$ 2,246,366
Total net assets	$ 1,908,666	$ 6,935,800	$ 4,189,182	$ 2,246,366
Accumulation units outstanding
M&E - 0.90% - Class A	155,491	612,433	330,158	168,062
M&E - 0.75% - Class A	330	2,546	289	608
M&E - 0.30% - Class A	-	920	-	-
M&E - 0.75% - Class B	68,467	159,414	147,710	51,927
M&E - 0.00% - Class C	2,284	2,579	3,009	908
M&E - 1.50% - Class E	1,126	13,064	10,769	3,739

Accumulation unit value
M&E - 0.90% - Class A	$ 8.359875	$ 8.767983	$ 8.471762	$ 9.964703
M&E - 0.75% - Class A	$ 8.420390	$ 8.831463	$ 8.533176	$ 10.036760
M&E - 0.30% - Class A	$ 9.912250	$ 9.300197	$ 9.770493	$ 11.443935
M&E - 0.75% - Class B	$ 8.420390	$ 8.831463	$ 8.533176	$ 10.036760
M&E - 0.00% - Class C	$ 8.730975	$ 9.157119	$ 8.848265	$ 10.406713
M&E - 1.50% - Class E	$ 8.476955	$ 7.922045	$ 9.530215	$ 9.347254
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling U.S. Dollar
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	40,120.118	93,687.472	151,188.882	20,505.176
Cost	$ 1,569,860	$ 2,464,944	$ 4,495,808	$ 598,684
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,646,931	$ 2,587,648	$ 4,597,654	$ 581,322
Receivable for units sold	-	6	6	235
Total assets	1,646,931	2,587,654	4,597,660	581,557
Liabilities
Payable for units redeemed	1	-	-	-
Total net assets	$ 1,646,930	$ 2,587,654	$ 4,597,660	$ 581,557
Net Assets
Deferred annuity contracts
terminable by owners	$ 1,646,930	$ 2,587,654	$ 4,597,660	$ 581,557
Total net assets	$ 1,646,930	$ 2,587,654	$ 4,597,660	$ 581,557
Accumulation units outstanding
M&E - 0.90% - Class A	79,901	145,593	256,349	44,971
M&E - 0.75% - Class A	214	1,062	254	-
M&E - 0.30% - Class A	-	726	-	-
M&E - 0.75% - Class B	33,616	53,664	136,560	22,283
M&E - 0.00% - Class C	2,066	774	5,653	340
M&E - 1.50% - Class E	1,912	1,571	2,795	585

Accumulation unit value
M&E - 0.90% - Class A	$ 13.931455	$ 12.690680	$ 11.407623	$ 8.510919
M&E - 0.75% - Class A	$ 14.032241	$ 12.782494	$ 11.490184	$ 8.572487
M&E - 0.30% - Class A	$ 12.347015	$ 12.970497	$ 10.761993	$ 9.463787
M&E - 0.75% - Class B	$ 14.032241	$ 12.782494	$ 11.490184	$ 8.572487
M&E - 0.00% - Class C	$ 14.549507	$ 13.253538	$ 11.913934	$ 8.888519
M&E - 1.50% - Class E	$ 15.181774	$ 13.218381	$ 12.150872	$ 8.156945
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	356,154.192	97,837.837	88,104.432	18,140.078
Cost	$ 8,973,677	$ 1,941,265	$ 4,507,970	$ 207,786
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 9,160,286	$ 2,114,276	$ 4,292,448	$ 231,286
Receivable for units sold	190	511	80	4
Total assets	9,160,476	2,114,787	4,292,528	231,290
Liabilities
Payable for units redeemed	-	-	-	-
Total net assets	$ 9,160,476	$ 2,114,787	$ 4,292,528	$ 231,290
Net Assets
Deferred annuity contracts
terminable by owners	$ 9,160,476	$ 2,114,787	$ 4,292,528	$ 231,290
Total net assets	$ 9,160,476	$ 2,114,787	$ 4,292,528	$ 231,290

Accumulation units outstanding
M&E - 0.90% - Class A	994,413	211,043	448,720	26,026
M&E - 0.75% - Class A	1,386	-	847	37
M&E - 0.30% - Class A	247	-	804	-
M&E - 0.75% - Class B	234,267	60,332	79,300	7,787
M&E - 0.00% - Class C	1,333	157	1,818	5
M&E - 1.50% - Class E	4,476	1,841	11,069	1,813

Accumulation unit value
M&E - 0.90% - Class A	$ 7.397266	$ 7.720579	$ 7.878404	$ 6.471387
M&E - 0.75% - Class A	$ 7.450791	$ 7.776470	$ 7.935478	$ 6.518227
M&E - 0.30% - Class A	$ 8.912038	$ 9.585195	$ 8.289904	$ 9.693566
M&E - 0.75% - Class B	$ 7.450791	$ 7.776470	$ 7.935478	$ 6.518227
M&E - 0.00% - Class C	$ 7.725657	$ 8.063328	$ 8.228151	$ 6.758670
M&E - 1.50% - Class E	$ 8.097635	$ 8.137161	$ 9.006969	$ 6.526521
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	133,675.517	348,994.185	90,933.553	96,735.164
Cost	$ 925,991	$ 8,231,802	$ 4,499,120	$ 1,886,207
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 918,351	$ 8,023,376	$ 4,299,338	$ 2,057,557
Receivable for units sold	52	328	50	21
Total assets	918,403	8,023,704	4,299,388	2,057,578
Liabilities
Payable for units redeemed	-	-	-	-
Total net assets	$ 918,403	$ 8,023,704	$ 4,299,388	$ 2,057,578
Net Assets
Deferred annuity contracts
terminable by owners	$ 918,403	$ 8,023,704	$ 4,299,388	$ 2,057,578
Total net assets	$ 918,403	$ 8,023,704	$ 4,299,388	$ 2,057,578
Accumulation units outstanding
M&E - 0.90% - Class A	155,718	357,567	404,481	235,003
M&E - 0.75% - Class A	564	2,111	1,450	1,198
M&E - 0.30% - Class A	-	-	1,186	807
M&E - 0.75% - Class B	62,001	153,059	83,452	51,296
M&E - 0.00% - Class C	481	58	1,745	508
M&E - 1.50% - Class E	1,642	1,785	3,139	2,709

Accumulation unit value
M&E - 0.90% - Class A	$ 4.157805	$ 15.560466	$ 8.665234	$ 7.022845
M&E - 0.75% - Class A	$ 4.187889	$ 15.672887	$ 8.727968	$ 7.073742
M&E - 0.30% - Class A	$ 7.624823	$ 15.152537	$ 9.001065	$ 10.273351
M&E - 0.75% - Class B	$ 4.187889	$ 15.672887	$ 8.727968	$ 7.073742
M&E - 0.00% - Class C	$ 4.342367	$ 16.250011	$ 9.049968	$ 7.334957
M&E - 1.50% - Class E	$ 4.172426	$ 15.055468	$ 8.594005	$ 8.798514

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	196,378.038	124,898.427	173,051.838	32,230.290
Cost	$ 9,140,692	$ 1,047,034	$ 4,576,279	$ 462,203
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 7,452,547	$ 1,042,902	$ 4,734,698	$ 418,994
Receivable for units sold	233	105	27	107
Total assets	7,452,780	1,043,007	4,734,725	419,101
Liabilities
Payable for units redeemed	-	-	-	-
Total net assets	$ 7,452,780	$ 1,043,007	$ 4,734,725	$ 419,101
Net Assets
Deferred annuity contracts
terminable by owners	$ 7,452,780	$ 1,043,007	$ 4,734,725	$ 419,101
Total net assets	$ 7,452,780	$ 1,043,007	$ 4,734,725	$ 419,101
Accumulation units outstanding
M&E - 0.90% - Class A	812,129	80,110	272,278	67,320
M&E - 0.75% - Class A	2,091	295	87	111
M&E - 0.30% - Class A	-	843	-	-
M&E - 0.75% - Class B	211,580	10,641	137,150	12,605
M&E - 0.00% - Class C	3,137	1,097	4,108	-
M&E - 1.50% - Class E	17,301	1,710	1,608	2,232

Accumulation unit value
M&E - 0.90% - Class A	$ 7.106048	$ 10.982574	$ 11.369526	$ 5.101449
M&E - 0.75% - Class A	$ 7.157503	$ 11.061987	$ 11.451797	$ 5.138368
M&E - 0.30% - Class A	$ 7.377825	$ 11.993883	$ 10.427079	$ 9.221018
M&E - 0.75% - Class B	$ 7.157503	$ 11.061987	$ 11.451797	$ 5.138368
M&E - 0.00% - Class C	$ 7.421666	$ 11.469645	$ 11.874117	$ 5.327863
M&E - 1.50% - Class E	$ 7.463581	$ 11.414142	$ 11.607643	$ 4.629837
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

	ProFund VP Short International	ProFund VP ULTRA NASDAQ 100	Access VP High Yield	Franklin Templeton VIP Founding Funds Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	33,381.018	80,154.013	126,190.617	123,713.727
Cost	$ 631,592	$ 2,413,743	$ 3,444,765	$ 968,319
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 543,443	$ 2,306,031	$ 3,627,980	$ 1,050,330
Receivable for units sold	219	-	108	-
Total assets	543,662	2,306,031	3,628,088	1,050,330

Liabilities
Payable for units redeemed	-	-	-	1
Total net assets	$ 543,662	$ 2,306,031	$ 3,628,088	$ 1,050,329
Net Assets
Deferred annuity contracts
terminable by owners	$ 543,662	$ 2,306,031	$ 3,628,088	$ 1,050,329
Total net assets	$ 543,662	$ 2,306,031	$ 3,628,088	$ 1,050,329
Accumulation units outstanding
M&E - 0.90% - Class A	76,852	213,158	198,994	43,596
M&E - 0.75% - Class A	121	2,147	361	-
M&E - 0.30% - Class A	-	-	-	-
M&E - 0.75% - Class B	13,591	24,096	35,176	16,280
M&E - 0.00% - Class C	-	-	635	1,745
M&E - 1.50% - Class E	541	7,024	2,706	5,677
Accumulation unit value
M&E - 0.90% - Class A	$ 5.963996	$ 9.358065	$ 15.240584	$ 15.601210
M&E - 0.75% - Class A	$ 6.007161	$ 9.367377	$ 15.350756	$ 15.686609
M&E - 0.30% - Class A	$ 8.414913	$ 9.395442	$ 11.487696	$ 10.786110
M&E - 0.75% - Class B	$ 6.007161	$ 9.367377	$ 15.350756	$ 15.686609
M&E - 0.00% - Class C	$ 6.228659	$ -	$ 15.916209	$ 16.122660
M&E - 1.50% - Class E	$ 5.453088	$ 9.321059	$ 14.658925	$ 15.265411
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2012

AllianceBernstein Balanced Wealth Strategy
Subaccount
Assets
Investment in securities:
Number of shares	76,965.171
Cost	$ 863,512
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 924,352
Receivable for units sold	-
Total assets	924,352
Liabilities
Payable for units redeemed	1
Total net assets	$ 924,351
Net Assets
Deferred annuity contracts
terminable by owners	$ 924,351
Total net assets	$ 924,351
Accumulation units outstanding
M&E - 0.90% - Class A	41,268
M&E - 0.75% - Class A	-
M&E - 0.30% - Class A	-
M&E - 0.75% - Class B	17,062
M&E - 0.00% - Class C	1,785
M&E - 1.50% - Class E	2,663

Accumulation unit value
M&E - 0.90% - Class A	$ 14.701728
M&E - 0.75% - Class A	$ 14.782201
M&E - 0.30% - Class A	$ 10.658458
M&E - 0.75% - Class B	$ 14.782201
M&E - 0.00% - Class C	$ 15.193060
M&E - 1.50% - Class E	$ 14.385305
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 54,990,397	$ 44,599,874	$ 266,427,278	$ 300,804,661
Investment income:
Dividends	2,253,481	1,180,378	3,137,935	5,991,166
Investment expenses:
Mortality and expense risk and other charges	469,334	374,267	2,201,029	2,479,615
Net investment income (loss)	1,784,147	806,111	936,906	3,511,551
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	67,871	-	-	-
Realized gain (loss) on investments	922,730	(512,042)	(8,953,049)	(2,671,701)
Net realized capital gains (losses) on investments	990,601	(512,042)	(8,953,049)	(2,671,701)
Net change in unrealized appreciation (depreciation)	556,140	512,001	(8,007,907)	(8,665,407)
Net gain (loss) on investment	1,546,741	(41)	(16,960,956)	(11,337,108)
Increase (decrease) in net assets from operations	3,330,888	806,070	(16,024,050)	(7,825,557)

Increase (decrease) in net assets from contract transactions	(2,473,536)	(5,272,036)	(12,265,954)	(21,491,300)

Total increase (decrease) in net assets	857,352	(4,465,966)	(28,290,004)	(29,316,857)
Net Assets as of December 31, 2011	$ 55,847,749	$ 40,133,908	$ 238,137,274	$ 271,487,804
Investment income:
Dividends	1,462,219	1,332,645	3,389,090	6,960,136
Investment expenses:
Mortality and expense risk and other charges	503,457	371,237	2,171,012	2,408,621
Net investment income (loss)	958,762	961,408	1,218,078	4,551,515
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	22,457	-	-	-
Realized gain (loss) on investments	900,560	647,358	(7,437,969)	(2,322,326)
Net realized capital gains (losses) on investments	923,017	647,358	(7,437,969)	(2,322,326)
Net change in unrealized appreciation (depreciation)	379,747	1,058,224	33,604,600	23,552,020
Net gain (loss) on investment	1,302,764	1,705,582	26,166,631	21,229,694
Increase (decrease) in net assets from operations	2,261,526	2,666,990	27,384,709	25,781,209
Increase (decrease) in net assets from contract transactions	(3,147,971)	(328,955)	(9,527,913)	(16,773,704)
Total increase (decrease) in net assets	(886,445)	2,338,035	17,856,796	9,007,505
Net Assets as of December 31, 2012	$ 54,961,304	$ 42,471,943	$ 255,994,070	$ 280,495,309
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica JPMorgan Tactical Allocation VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 91,600,425	$ 44,273,875	$ 45,249,664	$ 59,508,491
Investment income:
Dividends	1,980,080	513,003	3,130,213	1,022,945
Investment expenses:
Mortality and expense risk and other charges	760,526	367,041	391,302	509,097
Net investment income (loss)	1,219,554	145,962	2,738,911	513,848
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(1,133,364)	(1,570,685)	(7,060,602)	(2,184,300)
Net realized capital gains (losses) on investments	(1,133,364)	(1,570,685)	(7,060,602)	(2,184,300)
Net change in unrealized appreciation (depreciation)	(146,647)	(3,010,703)	1,379,935	3,278,126
Net gain (loss) on investment	(1,280,011)	(4,581,388)	(5,680,667)	1,093,826
Increase (decrease) in net assets from operations	(60,457)	(4,435,426)	(2,941,756)	1,607,674
Increase (decrease) in net assets from contract transactions	(8,951,477)	(4,122,452)	(2,680,657)	(2,548,592)

Total increase (decrease) in net assets	(9,011,934)	(8,557,878)	(5,622,413)	(940,918)
Net Assets as of December 31, 2011	$ 82,588,491	$ 35,715,997	$ 39,627,251	$ 58,567,573

Investment income:
Dividends	2,168,740	623,763	1,592,380	347,109
Investment expenses:
Mortality and expense risk and other charges	716,680	336,094	393,540	510,278
Net investment income (loss)	1,452,060	287,669	1,198,840	(163,169)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(2,155,334)	(2,093,916)	(5,590,112)	(2,326,995)
Net realized capital gains (losses) on investments	(2,155,334)	(2,093,916)	(5,590,112)	(2,326,995)
Net change in unrealized appreciation (depreciation)	7,427,760	8,973,054	13,817,409	6,283,315
Net gain (loss) on investment	5,272,426	6,879,138	8,227,297	3,956,320
Increase (decrease) in net assets from operations	6,724,486	7,166,807	9,426,137	3,793,151
Increase (decrease) in net assets from contract transactions	(8,264,432)	(1,947,575)	(650,848)	(3,857,180)
Total increase (decrease) in net assets	(1,539,946)	5,219,232	8,775,289	(64,029)
Net Assets as of December 31, 2012	$ 81,048,545	$ 40,935,229	$ 48,402,540	$ 58,503,544
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 10,841,225	$ 7,977,312	$ 2,022,985	$ 58,169,402
Investment income:
Dividends	225,047	83,716	53,559	1,017,277
Investment expenses:
Mortality and expense risk and other charges	91,650	66,898	22,894	515,818
Net investment income (loss)	133,397	16,818	30,665	501,459
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(321,642)	23,271	(149,922)	(547,590)
Net realized capital gains (losses) on investments	(321,642)	23,271	(149,922)	(547,590)
Net change in unrealized appreciation (depreciation)	(694,025)	46,180	111,783	1,285,354
Net gain (loss) on investment	(1,015,667)	69,451	(38,139)	737,764
Increase (decrease) in net assets from operations	(882,270)	86,269	(7,474)	1,239,223
Increase (decrease) in net assets from contract transactions	998,077	(1,087,379)	2,271,602	(1,061,737)
Total increase (decrease) in net assets	115,807	(1,001,110)	2,264,128	177,486
Net Assets as of December 31, 2011	$ 10,957,032	$ 6,976,202	$ 4,287,113	$ 58,346,888
Investment income:
Dividends	311,328	53,687	43,178	1,073,118
Investment expenses:
Mortality and expense risk and other charges	88,450	65,220	36,028	527,887
Net investment income (loss)	222,878	(11,533)	7,150	545,231
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(485,045)	120,803	394,458	(674,661)
Net realized capital gains (losses) on investments	(485,045)	120,803	394,458	(674,661)
Net change in unrealized appreciation (depreciation)	1,422,071	1,172,138	161,970	6,379,435
Net gain (loss) on investment	937,026	1,292,941	556,428	5,704,774
Increase (decrease) in net assets from operations	1,159,904	1,281,408	563,578	6,250,005
Increase (decrease) in net assets from contract transactions	(1,283,515)	(974,501)	(235,514)	(4,107,865)
Total increase (decrease) in net assets	(123,611)	306,907	328,064	2,142,140
Net Assets as of December 31, 2012	$ 10,833,421	$ 7,283,109	$ 4,615,177	$ 60,489,028
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Morgan Stanley Capital Growth VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 18,462,510	$ 30,675,838	$ 31,571,559	$ 27,953,674
Investment income:
Dividends	850,391	729,090	-	-
Investment expenses:
Mortality and expense risk and other charges	144,906	258,374	285,591	288,209
Net investment income (loss)	705,485	470,716	(285,591)	(288,209)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	777,326	-	-
Realized gain (loss) on investments	(460,487)	454,618	(300,392)	1,432,977
Net realized capital gains (losses) on investments	(460,487)	1,231,944	(300,392)	1,432,977
Net change in unrealized appreciation (depreciation)	305,271	(270,266)	(1,644,910)	(1,858,635)
Net gain (loss) on investment	(155,216)	961,678	(1,945,302)	(425,658)
Increase (decrease) in net assets from operations	550,269	1,432,394	(2,230,893)	(713,867)
Increase (decrease) in net assets from contract transactions	(3,625,722)	1,273,645	(1,123,473)	(837,979)
Total increase (decrease) in net assets	(3,075,453)	2,706,039	(3,354,366)	(1,551,846)
Net Assets as of December 31, 2011	$ 15,387,057	$ 33,381,877	$ 28,217,193	$ 26,401,828
Investment income:
Dividends	1,336,224	1,438,403	-	-
Investment expenses:
Mortality and expense risk and other charges	181,310	299,499	269,468	282,450
Net investment income (loss)	1,154,914	1,138,904	(269,468)	(282,450)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	5,482,103	2,569,391
Realized gain (loss) on investments	271,332	570,687	(507,320)	4,123,894
Net realized capital gains (losses) on investments	271,332	570,687	4,974,783	6,693,285
Net change in unrealized appreciation (depreciation)	1,554,227	436,358	(716,995)	(2,758,495)
Net gain (loss) on investment	1,825,559	1,007,045	4,257,788	3,934,790
Increase (decrease) in net assets from operations	2,980,473	2,145,949	3,988,320	3,652,340
Increase (decrease) in net assets from contract transactions	5,230,950	1,689,184	(3,131,500)	(1,495,714)
Total increase (decrease) in net assets	8,211,423	3,835,133	856,820	2,156,626
Net Assets as of December 31, 2012	$ 23,598,480	$ 37,217,010	$ 29,074,013	$ 28,558,454
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica Third Avenue Value VP	Transamerica Multi-Managed Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 74,462,852	$ 114,812,439	$ 3,385,087	$ 611,309,502
Investment income:
Dividends	3,478,828	2,620,759	23,110	2,208,389
Investment expenses:
Mortality and expense risk and other charges	614,062	1,012,562	26,893	5,203,452
Net investment income (loss)	2,864,766	1,608,197	(3,783)	(2,995,063)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(5,645,925)	1,758,430	(297,079)	(7,961,591)
Net realized capital gains (losses) on investments	(5,645,925)	1,758,430	(297,079)	(7,961,591)
Net change in unrealized appreciation (depreciation)	(7,757,280)	95,028	338,440	(14,459,605)
Net gain (loss) on investment	(13,403,205)	1,853,458	41,361	(22,421,196)
Increase (decrease) in net assets from operations	(10,538,439)	3,461,655	37,578	(25,416,259)
Increase (decrease) in net assets from contract transactions	(6,318,383)	(8,880,040)	(406,688)	124,051,848
Total increase (decrease) in net assets	(16,856,822)	(5,418,385)	(369,110)	98,635,589
Net Assets as of December 31, 2011	$ 57,606,030	$ 109,394,054	$ 3,015,977	$ 709,945,091
Investment income:
Dividends	-	1,842,586	27,665	2,333,333
Investment expenses:
Mortality and expense risk and other charges	534,480	1,014,790	28,309	6,775,768
Net investment income (loss)	(534,480)	827,796	(644)	(4,442,435)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	17,061,517	-	-
Realized gain (loss) on investments	(9,910,298)	1,701,777	(8,403)	(4,566,559)
Net realized capital gains (losses) on investments	(9,910,298)	18,763,294	(8,403)	(4,566,559)
Net change in unrealized appreciation (depreciation)	21,216,563	(7,297,732)	171,938	94,743,039
Net gain (loss) on investment	11,306,265	11,465,562	163,535	90,176,480
Increase (decrease) in net assets from operations	10,771,785	12,293,358	162,891	85,734,045
Increase (decrease) in net assets from contract transactions	(7,256,320)	(8,589,665)	218,171	(68,855,531)
Total increase (decrease) in net assets	3,515,465	3,703,693	381,062	16,878,514
Net Assets as of December 31, 2012	$ 61,121,495	$ 113,097,747	$ 3,397,039	$ 726,823,605
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica AEGON Money Market VP	Transamerica Systematic Small/Mid-Cap Value VP	Transamerica AEGON U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 55,703,313	$ 36,122,323	$ 11,996,681	$ 315,951,891
Investment income:
Dividends	2,712	59,248	273,855	990,642
Investment expenses:
Mortality and expense risk and other charges	467,746	332,245	86,352	2,787,186
Net investment income (loss)	(465,034)	(272,997)	187,503	(1,796,544)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	169,126	-
Realized gain (loss) on investments	-	125,269	188,208	6,895,010
Net realized capital gains (losses) on investments	-	125,269	357,334	6,895,010
Net change in unrealized appreciation (depreciation)	-	(1,683,627)	119,697	(26,863,346)
Net gain (loss) on investment	-	(1,558,358)	477,031	(19,968,336)
Increase (decrease) in net assets from operations	(465,034)	(1,831,355)	664,534	(21,764,880)
Increase (decrease) in net assets from contract transactions	(5,722,799)	1,296,630	(620,266)	26,132,408
Total increase (decrease) in net assets	(6,187,833)	(534,725)	44,268	4,367,528
Net Assets as of December 31, 2011	$ 49,515,480	$ 35,587,598	$ 12,040,949	$ 320,319,419
Investment income:
Dividends	2,305	198,885	193,388	-
Investment expenses:
Mortality and expense risk and other charges	396,747	343,170	96,096	2,906,653
Net investment income (loss)	(394,442)	(144,285)	97,292	(2,906,653)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	9,626,975	281,268	16,069,972
Realized gain (loss) on investments	-	2,719,306	76,754	6,519,362
Net realized capital gains (losses) on investments	-	12,346,281	358,022	22,589,334
Net change in unrealized appreciation (depreciation)	-	(6,615,996)	(44,084)	5,156,982
Net gain (loss) on investment	-	5,730,285	313,938	27,746,316
Increase (decrease) in net assets from operations	(394,442)	5,586,000	411,230	24,839,663
Increase (decrease) in net assets from contract transactions	(7,718,192)	(164,792)	(652,160)	(36,161,019)
Total increase (decrease) in net assets	(8,112,634)	5,421,208	(240,930)	(11,321,356)
Net Assets as of December 31, 2012	$ 41,402,846	$ 41,008,806	$ 11,800,019	$ 308,998,063
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica PIMCO Tactical Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 237,099	$ 1,263,507	$ 344,545	$ 10,667,540
Investment income:
Dividends	4,825	32,489	4,810	128,070
Investment expenses:
Mortality and expense risk and other charges	3,110	15,964	4,511	87,022
Net investment income (loss)	1,715	16,525	299	41,048
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	4,660	21,156	7,893	-
Realized gain (loss) on investments	6,753	64,567	18,477	79,605
Net realized capital gains (losses) on investments	11,413	85,723	26,370	79,605
Net change in unrealized appreciation (depreciation)	(12,982)	(157,226)	(48,821)	(523,515)
Net gain (loss) on investment	(1,569)	(71,503)	(22,451)	(443,910)
Increase (decrease) in net assets from operations	146	(54,978)	(22,152)	(402,862)
Increase (decrease) in net assets from contract transactions	155,638	787,518	157,110	(387,144)
Total increase (decrease) in net assets	155,784	732,540	134,958	(790,006)
Net Assets as of December 31, 2011	$ 392,883	$ 1,996,047	$ 479,503	$ 9,877,534
Investment income:
Dividends	6,448	23,795	9,262	145,489
Investment expenses:
Mortality and expense risk and other charges	4,233	13,749	4,997	61,551
Net investment income (loss)	2,215	10,046	4,265	83,938
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	11,949	107,992	23,171	-
Realized gain (loss) on investments	2,303	70,950	177	(251,066)
Net realized capital gains (losses) on investments	14,252	178,942	23,348	(251,066)
Net change in unrealized appreciation (depreciation)	19,517	621	34,244	208,259
Net gain (loss) on investment	33,769	179,563	57,592	(42,807)
Increase (decrease) in net assets from operations	35,984	189,609	61,857	41,131
Increase (decrease) in net assets from contract transactions	53,373	(780,545)	119,456	(2,699,835)
Total increase (decrease) in net assets	89,357	(590,936)	181,313	(2,658,704)
Net Assets as of December 31, 2012	$ 482,240	$ 1,405,111	$ 660,816	$ 7,218,830
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica PIMCO Tactical Conservative VP	Transamerica PIMCO Tactical Growth VP	Transamerica Hanlon Income VP	Transamerica Multi Managed Large Cap Core VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 9,594,997	$ 14,255,487	$ 28,321,102	$ 2,560,486
Investment income:
Dividends	132,912	209,579	477,667	28,535
Investment expenses:
Mortality and expense risk and other charges	81,158	116,961	240,288	29,700
Net investment income (loss)	51,754	92,618	237,379	(1,165)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	934	142,730	-
Realized gain (loss) on investments	132,736	219,600	435,182	216,691
Net realized capital gains (losses) on investments	132,736	220,534	577,912	216,691
Net change in unrealized appreciation (depreciation)	(963,613)	(2,057,368)	(197,549)	(414,629)
Net gain (loss) on investment	(830,877)	(1,836,834)	380,363	(197,938)
Increase (decrease) in net assets from operations	(779,123)	(1,744,216)	617,742	(199,103)
Increase (decrease) in net assets from contract transactions	530,690	425,639	1,226,526	978,444
Total increase (decrease) in net assets	(248,433)	(1,318,577)	1,844,268	779,341
Net Assets as of December 31, 2011	$ 9,346,564	$ 12,936,910	$ 30,165,370	$ 3,339,827
Investment income:
Dividends	146,415	99,237	708,052	32,659
Investment expenses:
Mortality and expense risk and other charges	82,669	108,992	251,752	34,091
Net investment income (loss)	63,746	(9,755)	456,300	(1,432)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(89,616)	(163,709)	137,444	184,586
Net realized capital gains (losses) on investments	(89,616)	(163,709)	137,444	184,586
Net change in unrealized appreciation (depreciation)	102,304	188,345	269,769	352,333
Net gain (loss) on investment	12,688	24,636	407,213	536,919
Increase (decrease) in net assets from operations	76,434	14,881	863,513	535,487
Increase (decrease) in net assets from contract transactions	391,628	(524,796)	(1,135,338)	177,107
Total increase (decrease) in net assets	468,062	(509,915)	(271,825)	712,594
Net Assets as of December 31, 2012	$ 9,814,626	$ 12,426,995	$ 29,893,545	$ 4,052,421
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica Janus Balanced VP	Transamerica Jennison Growth VP	Transamerica AEGON Active Asset Allocation - Conservative VP	Transamerica AEGON Active Asset Allocation - Moderate VP
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2011	$ 9,619,762	$ 10,598,851	$ -	$ -
Investment income:
Dividends	3,877	15,043	-	-
Investment expenses:
Mortality and expense risk and other charges	5,158	105,486	10,636	1,691
Net investment income (loss)	61,281)	(90,443)	(10,636)	(1,691)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	09,958	189,373	(4,955)	(1,560)
Net realized capital gains (losses) on investments	09,958	189,373	(4,955)	(1,560)
Net change in unrealized appreciation (depreciation)	1,334,231)	(702,083)	48,636	10,873
Net gain (loss) on investment	1,224,273)	(512,710)	43,681	9,313
Increase (decrease) in net assets from operations	1,285,554)	(603,153)	33,045	7,622
Increase (decrease) in net assets from contract transactions	401,409	5,317,889	4,686,259	845,091
Total increase (decrease) in net assets	(884,145)	4,714,736	4,719,304	852,713
Net Assets as of December 31, 2011	$ 8,735,617	$ 15,313,587	$ 4,719,304	$ 852,713
Investment income:
Dividends	-	11,700	27,004	2,130
Investment expenses:
Mortality and expense risk and other charges	74,937	135,479	60,699	11,286
Net investment income (loss)	(74,937)	(123,779)	(33,695)	(9,156)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	1,193,687	34,819	1,505
Realized gain (loss) on investments	9,813	1,521,713	69,207	36,551
Net realized capital gains (losses) on investments	9,813	2,715,400	104,026	38,056
Net change in unrealized appreciation (depreciation)	1,073,332	91,262	326,715	64,020
Net gain (loss) on investment	1,083,145	2,806,662	430,741	102,076
Increase (decrease) in net assets from operations	1,008,208	2,682,883	397,046	92,920
Increase (decrease) in net assets from contract transactions	(685,417)	(4,792,434)	2,673,778	777,067
Total increase (decrease) in net assets	322,791	(2,109,551)	3,070,824	869,987
Net Assets as of December 31, 2012	$ 9,058,408	$ 13,204,036	$ 7,790,128	$ 1,722,700
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica BlackRock Global Allocation VP	Transamerica BlackRock Tactical Allocation VP	Fidelity VIP Contrafund®
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount
Net Assets as of January 1, 2011	$ -	$ -	$ -	$ 17,720,846
Investment income:
Dividends	-	-	-	127,894
Investment expenses:
Mortality and expense risk and other charges	15,930	5,487	2,579	150,371
Net investment income (loss)	(15,930)	(5,487)	(2,579)	(22,477)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(2,203)	(7,013)	(3,438)	(31,777)
Net realized capital gains (losses) on investments	(2,203)	(7,013)	(3,438)	(31,777)
Net change in unrealized appreciation (depreciation)	(298,803)	(43,907)	12,978	(516,528)
Net gain (loss) on investment	(301,006)	(50,920)	9,540	(548,305)
Increase (decrease) in net assets from operations	(316,936)	(56,407)	6,961	(570,782)
Increase (decrease) in net assets from contract transactions	28,838,973	1,889,139	1,067,847	(1,862,691)
Total increase (decrease) in net assets	28,522,037	1,832,732	1,074,808	(2,433,473)
Net Assets as of December 31, 2011	$ 28,522,037	$ 1,832,732	$ 1,074,808	$ 15,287,373

Investment income:
Dividends	193,754	116,028	59,050	185,584
Investment expenses:
Mortality and expense risk and other charges	243,569	24,039	19,534	148,975
Net investment income (loss)	(49,815)	91,989	39,516	36,609

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	80,419	89,344	-
Realized gain (loss) on investments	241,099	(13,188)	23,094	70,872
Net realized capital gains (losses) on investments	241,099	67,231	112,438	70,872
Net change in unrealized appreciation (depreciation)	2,651,384	71,956	21,399	2,164,818
Net gain (loss) on investment	2,892,483	139,187	133,837	2,235,690
Increase (decrease) in net assets from operations	2,842,668	231,176	173,353	2,272,299
Increase (decrease) in net assets from contract transactions	(2,023,280)	1,646,857	2,083,782	(911,276)
Total increase (decrease) in net assets	819,388	1,878,033	2,257,135	1,361,023
Net Assets as of December 31, 2012	$ 29,341,425	$ 3,710,765	$ 3,331,943	$ 16,648,396
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 8,204,632	$ 3,683,913	$ 9,418,539	$ 8,807,186
Investment income:
Dividends	186,300	-	163,036	-
Investment expenses:
Mortality and expense risk and other charges	72,343	35,245	75,271	45,883
Net investment income (loss)	113,957	(35,245)	87,765	(45,883)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	225,180	116,633
Realized gain (loss) on investments	(142,701)	(164,584)	149,326	523,578
Net realized capital gains (losses) on investments	(142,701)	(164,584)	374,506	640,211
Net change in unrealized appreciation (depreciation)	16,936	230,847	(335,569)	(1,075,796)
Net gain (loss) on investment	(125,765)	66,263	38,937	(435,585)
Increase (decrease) in net assets from operations	(11,808)	31,018	126,702	(481,468)
Increase (decrease) in net assets from contract transactions	(399,543)	211,286	(175,026)	(5,906,400)
Total increase (decrease) in net assets	(411,351)	242,304	(48,324)	(6,387,868)
Net Assets as of December 31, 2011	$ 7,793,281	$ 3,926,217	$ 9,370,215	$ 2,419,318

Investment income:
Dividends	243,512	7,393	231,118	-
Investment expenses:
Mortality and expense risk and other charges	74,381	43,353	91,769	23,063
Net investment income (loss)	169,131	(35,960)	139,349	(23,063)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	535,153	-	135,160	-
Realized gain (loss) on investments	(158,049)	21,935	271,893	295,744
Net realized capital gains (losses) on investments	377,104	21,935	407,053	295,744
Net change in unrealized appreciation (depreciation)	661,774	698,001	854,941	(28,252)
Net gain (loss) on investment	1,038,878	719,936	1,261,994	267,492
Increase (decrease) in net assets from operations	1,208,009	683,976	1,401,343	244,429
Increase (decrease) in net assets from contract transactions	(439,164)	208,206	1,772,160	(136,156)
Total increase (decrease) in net assets	768,845	892,182	3,173,503	108,273
Net Assets as of December 31, 2012	$ 8,562,126	$ 4,818,399	$ 12,543,718	$ 2,527,591
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 3,763,880	$ 1,271,453	$ 1,345,858	$ 13,069,723
Investment income:
Dividends	-	-	-	4,515
Investment expenses:
Mortality and expense risk and other charges	49,878	18,331	9,301	201,944
Net investment income (loss)	(49,878)	(18,331)	(9,301)	(197,429)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	858,574	19,463	(232,419)	-
Net realized capital gains (losses) on investments		19,463	(232,419)	-
Net change in unrealized appreciation (depreciation)	858,574	(33,345)	113,130	-
Net gain (loss) on investment	312,747	(13,882)	(119,289)	-
Increase (decrease) in net assets from operations	262,869	(32,213)	(128,590)	(197,429)
Increase (decrease) in net assets from contract transactions	4,509,270	490,209	(98,139)	8,589,337
Total increase (decrease) in net assets	4,772,139	457,996	(226,729)	8,391,908
Net Assets as of December 31, 2011	$ 8,536,019	$ 1,729,449	$ 1,119,129	$ 21,461,631

Investment income:
Dividends	-	-	-	3,488
Investment expenses:
Mortality and expense risk and other charges	82,829	38,541	8,369	151,097
Net investment income (loss)	(82,829)	(38,541)	(8,369)	(147,609)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	100,003	-	-
Realized gain (loss) on investments	1,900,564	(11,188)	(187,309)	-
Net realized capital gains (losses) on investments	1,900,564	88,815	(187,309)	-
Net change in unrealized appreciation (depreciation)	14,423	156,522	791	-
Net gain (loss) on investment	1,914,987	245,337	(186,518)	-
Increase (decrease) in net assets from operations	1,832,158	206,796	(194,887)	(147,609)
Increase (decrease) in net assets from contract transactions	(4,256,364)	4,017,443	(181,571)	(4,438,881)
Total increase (decrease) in net assets	(2,424,206)	4,224,239	(376,458)	(4,586,490)
Net Assets as of December 31, 2012	$ 6,111,813	$ 5,953,688	$ 742,671	$ 16,875,141
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP Ultra Small-Cap	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 284,103	$ 5,332,083	$ 6,826,647	$ 1,410,040
Investment income:
Dividends	3,144	10,290	-	42,769
Investment expenses:
Mortality and expense risk and other charges	4,748	64,599	62,279	16,597
Net investment income (loss)	(1,604)	(54,309)	(62,279)	26,172
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	2,215,335	-
Realized gain (loss) on investments	(104,743)	886,467	(4,691,245)	63,875
Net realized capital gains (losses) on investments	(104,743)	886,467	(2,475,910)	63,875
Net change in unrealized appreciation (depreciation)	(24,603)	(1,011,140)	(920,414)	172,778
Net gain (loss) on investment	(129,346)	(124,673)	(3,396,324)	236,653
Increase (decrease) in net assets from operations	(130,950)	(178,982)	(3,458,603)	262,825
Increase (decrease) in net assets from contract transactions	169,691	1,407,602	2,389,625	2,122,941
Total increase (decrease) in net assets	38,741	1,228,620	(1,068,978)	2,385,766
Net Assets as of December 31, 2011	$ 322,844	$ 6,560,703	$ 5,757,669	$ 3,795,806
Investment income:
Dividends	10,425	7,807	-	66,490
Investment expenses:
Mortality and expense risk and other charges	3,775	60,387	46,135	26,222
Net investment income (loss)	6,650	(52,580)	(46,135)	40,268
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	567,477	-	-
Realized gain (loss) on investments	9,334	(291,208)	809,063	182,944
Net realized capital gains (losses) on investments	9,334	276,269	809,063	182,944
Net change in unrealized appreciation (depreciation)	93,102	(191,974)	106,390	(282,515)
Net gain (loss) on investment	102,436	84,295	915,453	(99,571)
Increase (decrease) in net assets from operations	109,086	31,715	869,318	(59,303)
Increase (decrease) in net assets from contract transactions	1,476,736	343,382	(2,437,805)	(1,490,137)
Total increase (decrease) in net assets	1,585,822	375,097	(1,568,487)	(1,549,440)
Net Assets as of December 31, 2012	$ 1,908,666	$ 6,935,800	$ 4,189,182	$ 2,246,366
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling U.S. Dollar
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 816,386	$ 623,810	$ 521,884	$ 504,230
Investment income:
Dividends	-	16,429	-	-
Investment expenses:
Mortality and expense risk and other charges	7,267	10,963	5,889	6,378
Net investment income (loss)	(7,267)	5,466	(5,889)	(6,378)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	74,149	5,543	47,634	8,984
Net realized capital gains (losses) on investments	74,149	5,543	47,634	8,984
Net change in unrealized appreciation (depreciation)	(13,179)	144,840	(78,998)	(41,298)
Net gain (loss) on investment	60,970	150,383	(31,364)	(32,314)
Increase (decrease) in net assets from operations	53,703	155,849	(37,253)	(38,692)
Increase (decrease) in net assets from contract transactions	998,186	2,222,858	99,698	146,541
Total increase (decrease) in net assets	1,051,889	2,378,707	62,445	107,849
Net Assets as of December 31, 2011	$ 1,868,275	$ 3,002,517	$ 584,329	$ 612,079
Investment income:
Dividends	-	32,378	-	-
Investment expenses:
Mortality and expense risk and other charges	13,166	23,043	28,703	4,350
Net investment income (loss)	(13,166)	9,335	(28,703)	(4,350)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	4,562	-	-	-
Realized gain (loss) on investments	233,284	274,518	52,706	(33,177)
Net realized capital gains (losses) on investments	237,846	274,518	52,706	(33,177)
Net change in unrealized appreciation (depreciation)	42,707	(38,114)	104,561	27,753
Net gain (loss) on investment	280,553	236,404	157,267	(5,424)
Increase (decrease) in net assets from operations	267,387	245,739	128,564	(9,774)
Increase (decrease) in net assets from contract transactions	(488,732)	(660,602)	3,884,767	(20,748)
Total increase (decrease) in net assets	(221,345)	(414,863)	4,013,331	(30,522)
Net Assets as of December 31, 2012	$ 1,646,930	$ 2,587,654	$ 4,597,660	$ 581,557
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 19,013,392	$ 7,742,694	$ 6,160,651	$ 317,483
Investment income:
Dividends	-	-	1,960	-
Investment expenses:
Mortality and expense risk and other charges	82,897	39,624	48,590	3,779
Net investment income (loss)	(82,897)	(39,624)	(46,630)	(3,779)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	329,838	-
Realized gain (loss) on investments	(71,930)	(302,877)	(206,757)	(29,214)
Net realized capital gains (losses) on investments	(71,930)	(302,877)	123,081	(29,214)
Net change in unrealized appreciation (depreciation)	(2,023,304)	(521,732)	(1,787,458)	(48,552)
Net gain (loss) on investment	(2,095,234)	(824,609)	(1,664,377)	(77,766)
Increase (decrease) in net assets from operations	(2,178,131)	(864,233)	(1,711,007)	(81,545)
Increase (decrease) in net assets from contract transactions	11,197,605)	(5,443,586)	(522,031)	987,025
Total increase (decrease) in net assets	(13,375,736)	(6,307,819)	(2,233,038)	905,480
Net Assets as of December 31, 2011	$ 5,637,656	$ 1,434,875	$ 3,927,613	$ 1,222,963

Investment income:
Dividends	67,524	-	-	-
Investment expenses:
Mortality and expense risk and other charges	56,818	13,412	38,143	3,162
Net investment income (loss)	10,706	(13,412)	(38,143)	(3,162)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(766,440)	(127,758)	(485,676)	(86,108)
Net realized capital gains (losses) on investments	(766,440)	(127,758)	(485,676)	(86,108)
Net change in unrealized appreciation (depreciation)	1,014,391	355,345	898,915	70,723
Net gain (loss) on investment	247,951	227,587	413,239	(15,385)
Increase (decrease) in net assets from operations	258,657	214,175	375,096	(18,547)
Increase (decrease) in net assets from contract transactions	3,264,163	465,737	(10,181)	(973,126)
Total increase (decrease) in net assets	3,522,820	679,912	364,915	(991,673)
Net Assets as of December 31, 2012	$ 9,160,476	$ 2,114,787	$ 4,292,528	$ 231,290
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 581,354	$ 3,297,051	$ 8,181,637	$ 1,983,828
Investment income:
Dividends	-	6,065	9,807	-
Investment expenses:
Mortality and expense risk and other charges	7,233	34,855	63,038	16,487
Net investment income (loss)	(7,233)	(28,790)	(53,231)	(16,487)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(247,577)	386,161	623,395	52,163
Net realized capital gains (losses) on investments	(247,577)	386,161	623,395	52,163
Net change in unrealized appreciation (depreciation)	67,862	1,333,104	(1,923,781)	(345,929)
Net gain (loss) on investment	(179,715)	1,719,265	(1,300,386)	(293,766)

Increase (decrease) in net assets from operations	(186,948)	1,690,475	(1,353,617)	(310,253)
Increase (decrease) in net assets from contract transactions	570,421	872,015	(2,340,062)	(45,231)
Total increase (decrease) in net assets	383,473	2,562,490	(3,693,679)	(355,484)
Net Assets as of December 31, 2011	$ 964,827	$ 5,859,541	$ 4,487,958	$ 1,628,344

Investment income:
Dividends	-	-	14,250	3,102
Investment expenses:
Mortality and expense risk and other charges	8,604	58,593	39,058	18,260
Net investment income (loss)	(8,604)	(58,593)	(24,808)	(15,158)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	1,052,718	-	-
Realized gain (loss) on investments	(249,254)	188,817	(142,088)	(39,058)
Net realized capital gains (losses) on investments	(249,254)	1,241,535	(142,088)	(39,058)
Net change in unrealized appreciation (depreciation)	13,731	(1,253,036)	410,776	345,050
Net gain (loss) on investment	(235,523)	(11,501)	268,688	305,992
Increase (decrease) in net assets from operations	(244,127)	(70,094)	243,880	290,834
Increase (decrease) in net assets from contract transactions	197,703	2,234,257	(432,450)	138,400
Total increase (decrease) in net assets	(46,424)	2,164,163	(188,570)	429,234
Net Assets as of December 31, 2012	$ 918,403	$ 8,023,704	$ 4,299,388	$ 2,057,578

See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 11,151,546	$ 376,895	$ 2,750,087	$ 351,515
Investment income:
Dividends	-	12,213	-	-
Investment expenses:
Mortality and expense risk and other charges	89,539	3,689	21,190	3,710
Net investment income (loss)	(89,539)	8,524	(21,190)	(3,710)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	175,720	-	272,304	-
Realized gain (loss) on investments	908,306	24,833	(64,594)	(28,842)
Net realized capital gains (losses) on investments	1,084,026	24,833	207,710	(28,842)
Net change in unrealized appreciation (depreciation)	(3,187,275)	(40,969)	(421,222)	42,175
Net gain (loss) on investment	(2,103,249)	(16,136)	(213,512)	13,333
Increase (decrease) in net assets from operations	(2,192,788)	(7,612)	(234,702)	9,623
Increase (decrease) in net assets from contract transactions	592,329)	(125,867)	(107,200)	227,509
Total increase (decrease) in net assets	(2,785,117)	(133,479)	(341,902)	37,132
Net Assets as of December 31, 2011	$ 8,366,429	$ 243,416	$ 2,408,185	$ 588,647

Investment income:
Dividends	-	16,249	-	-
Investment expenses:
Mortality and expense risk and other charges	69,579	8,700	35,901	4,314
Net investment income (loss)	69,579)	7,549	(35,901)	(4,314)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	-	-
Realized gain (loss) on investments	(711,592)	148,543	446,912	(40,823)
Net realized capital gains (losses) on investments	(711,592)	148,543	446,912	(40,823)
Net change in unrealized appreciation (depreciation)	(589,571)	1,998	214,357	(38,943)
Net gain (loss) on investment	(1,301,163)	150,541	661,269	(79,766)
Increase (decrease) in net assets from operations	(1,370,742)	158,090	625,368	(84,080)
Increase (decrease) in net assets from contract transactions	457,093	641,501	1,701,172	(85,466)
Total increase (decrease) in net assets	(913,649)	799,591	2,326,540	(169,546)
Net Assets as of December 31, 2012	$ 7,452,780	$ 1,043,007	$ 4,734,725	$ 419,101
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Short International	ProFund VP ULTRA NASDAQ 100	Access VP High Yield	Franklin Templeton VIP Founding Funds Allocation
	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net Assets as of January 1, 2011	$ 610,615	$ -	$ 2,027,460	$ 456,236
Investment income:
Dividends	-	-	25,879	96
Investment expenses:
Mortality and expense risk and other charges	5,880	-	21,488	5,426
Net investment income (loss)	(5,880)	-	4,391	(5,330)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-	-	77,239	-
Realized gain (loss) on investments	(64,979)	-	78,529	8,407
Net realized capital gains (losses) on investments	(64,979)	-	155,768	8,407
Net change in unrealized appreciation (depreciation)	101,793	-	(125,673)	(25,727)
Net gain (loss) on investment	36,814	-	30,095	(17,320)
Increase (decrease) in net assets from operations	30,934	-	34,486	(22,650)
Increase (decrease) in net assets from contract transactions	22,708	-	196,943	235,415
Total increase (decrease) in net assets	53,642	-	231,429	212,765
Net Assets as of December 31, 2011	$ 664,257	$ -	$ 2,258,889	$ 669,001

Investment income:
Dividends	-	-	125,872	22,583
Investment expenses:
Mortality and expense risk and other charges	5,679	15,739	24,252	7,947
Net investment income (loss)	(5,679)	(15,739)	101,620	14,636
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	23,144	-	-	-
Realized gain (loss) on investments	(84,977)	325,483	43,444	13,634
Net realized capital gains (losses) on investments	(61,833)	325,483	43,444	13,634
Net change in unrealized appreciation (depreciation)	(74,010)	(107,712)	186,986	87,730
Net gain (loss) on investment	(135,843)	217,771	230,430	101,364
Increase (decrease) in net assets from operations	(141,522)	202,032	332,050	116,000
Increase (decrease) in net assets from contract transactions	20,927	2,103,999	1,037,149	265,328
Total increase (decrease) in net assets	(120,595)	2,306,031	1,369,199	381,328
Net Assets as of December 31, 2012	$ 543,662	$ 2,306,031	$ 3,628,088	$ 1,050,329
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2011 and 2012, Except as Noted

AllianceBernstein Balanced Wealth Strategy
Subaccount
Net Assets as of January 1, 2011	$ 609,047
Investment income:
Dividends	11,657
Investment expenses:
Mortality and expense risk and other charges	5,213
Net investment income (loss)	6,444
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-
Realized gain (loss) on investments	48,779
Net realized capital gains (losses) on investments	48,779
Net change in unrealized appreciation (depreciation)	(44,073)
Net gain (loss) on investment	4,706
Increase (decrease) in net assets from operations	11,150
Increase (decrease) in net assets from contract transactions	27,761
Total increase (decrease) in net assets	38,911
Net Assets as of December 31, 2011	$ 647,958

Investment income:
Dividends	14,996
Investment expenses:
Mortality and expense risk and other charges	6,674
Net investment income (loss)	8,322
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	-
Realized gain (loss) on investments	20,671
Net realized capital gains (losses) on investments	20,671
Net change in unrealized appreciation (depreciation)	58,756
Net gain (loss) on investment	79,427
Increase (decrease) in net assets from operations	87,749
Increase (decrease) in net assets from contract transactions	188,644
Total increase (decrease) in net assets	276,393
Net Assets as of December 31, 2012	$ 924,351
See accompanying notes.
(1) See footnote 1

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2012

1.	Organization and Summary of Significant Accounting Policies
Organization
WRL Series Life Account (the Separate Account) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (WRL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.  The Separate Account consists of multiple investment subaccounts.  Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund.  Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.  Activity in these specified investment subaccounts is available to contract owners of WRL Financial Freedom Builder, WRL Freedom Elite, WRL Freedom Equity Protector, WRL Freedom Wealth Protector, WRL Freedom Elite Builder, WRL Freedom Elite Builder II, WRL Freedom Elite Advisor, WRL Freedom Excelerator, WRL SP Plus, and WRL For Life.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust - Initial Class	Transamerica Series Trust - Initial Class
Transamerica JPMorgan Core Bond VP	Transamerica JPMorgan Core Bond VP
Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Conservative Portfolio VP
Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Growth Portfolio VP
Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Moderate Growth Portfolio VP
Transamerica Asset Allocation - Moderate VP	Transamerica Asset Allocation - Moderate Portfolio VP
Transamerica MFS International Equity VP	Transamerica MFS International Equity VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica Clarion Global Real Estate Securities VP
Transamerica JPMorgan Tactical Allocation VP	Transamerica JPMorgan Tactical Allocation VP
Transamerica International Moderate Growth VP	Transamerica International Moderate Growth Fund VP
Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Mid Cap Value VP
Transamerica JPMorgan Enhanced Index VP	Transamerica JPMorgan Enhanced Index VP
Transamerica BlackRock Large Cap Value VP	Transamerica BlackRock Large Cap Value VP
Transamerica AEGON High Yield Bond VP	Transamerica AEGON High Yield Bond VP
Transamerica PIMCO Total Return VP	Transamerica PIMCO Total Return VP
Transamerica Morgan Stanley Capital Growth VP	Transamerica Morgan Stanley Capital Growth VP
Transamerica T. Rowe Price Small Cap VP	Transamerica T. Rowe Price Small Cap VP
Transamerica Third Avenue Value VP	Transamerica Third Avenue Value VP
Transamerica Multi-Managed Balanced VP	Transamerica Multi-Managed Balanced VP
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica AllianceBernstein Dynamic Allocation VP
Transamerica WMC Diversified Growth VP	Transamerica WMC Diversified Growth VP
Transamerica AEGON Money Market VP	Transamerica AEGON Money Market VP
Transamerica Systematic Small/Mid-Cap Value VP	Transamerica Systematic Small/Mid-Cap Value VP
Transamerica AEGON U.S. Government Securities VP	Transamerica AEGON U.S. Government Securities VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Index 50 VP	Transamerica Index 50 VP
Transamerica Index 75 VP	Transamerica Index 75 VP
Transamerica Efficient Markets VP	Transamerica Efficient Markets VP
Transamerica PIMCO Tactical Balanced VP	Transamerica PIMCO Tactical Balanced VP
Transamerica PIMCO Tactical Conservative VP	Transamerica PIMCO Tactical Conservative VP
Transamerica PIMCO Tactical Growth VP	Transamerica PIMCO Tactical Growth VP
Transamerica Hanlon Income VP	Transamerica Hanlon Income VP
Transamerica Multi Managed Large Cap Core VP	Transamerica Multi Managed Large Cap Core VP

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2012

1.	Organization and Summary of Significant Accounting Policies (continued)
Subaccount Investment by Mutual Fund (continued):
Subaccount	Mutual Fund
Transamerica Series Trust - Initial Class	Transamerica Series Trust - Initial Class
Transamerica Janus Balanced VP	Transamerica Janus Balanced VP
Transamerica Jennison Growth VP	Transamerica Jennison Growth VP
Transamerica AEGON Active Asset Allocation - Conservative VP	Transamerica AEGON Active Asset Allocation - Conservative VP
Transamerica AEGON Active Asset Allocation - Moderate VP	Transamerica AEGON Active Asset Allocation - Moderate VP
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica AEGON Active Asset Allocation - Moderate Growth VP
Transamerica BlackRock Global Allocation VP	Transamerica BlackRock Global Allocation VP
Transamerica BlackRock Tactical Allocation VP	Transamerica BlackRock Tactical Allocation VP
Fidelity® Variable Insurance Products Fund - Service Class 2	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity VIP Contrafund®	Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income	Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Opportunities	Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Index 500	Fidelity VIP Index 500 Portfolio
Profunds Trust	Profunds Trust
ProFund VP Bull	ProFund VP Bull
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Money Market	ProFund VP Money Market
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Ultra Small-Cap	ProFund VP Ultra Small-Cap
ProFund VP Utilities	ProFund VP Utilities
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP International	ProFund VP International
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Japan	ProFund VP Japan
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Financials	ProFund VP Financials
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP ULTRA NASDAQ 100	ProFund VP ULTRA NASDAQ 100

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2012

1.	Organization and Summary of Significant Accounting Policies (continued)
Subaccount Investment by Mutual Fund (continued):
Subaccount		Mutual Fund
	Access One Trust	Access One Trust
	Access VP High Yield	Access VP High Yield
	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Franklin Templeton VIP Founding Funds Allocation	Franklin Templeton VIP Founding Funds Allocation Fund
	AllianceBernstein Variable Products Series Fund	AllianceBernstein Variable Products Series Fund
	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Balanced Wealth Strategy Portfolio
Each period reported on reflects a full twelve month period except as follows:
	Subaccount	Inception Date
	ProFund VP ULTRA NASDAQ 100	April 30, 2012
	Transamerica BlackRock Global Allocation VP	May 19, 2011
	Transamerica BlackRock Tactical Allocation VP	May 19, 2011
	Transamerica AEGON Active Asset Allocation - Conservative VP	April 29, 2011
	Transamerica AEGON Active Asset Allocation - Moderate VP	April 29, 2011
	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	April 29, 2011
	Transamerica Jennison Growth VP	April 29, 2010
	Transamerica Janus Balanced VP	July 1, 2009
	Transamerica Efficient Markets VP	May 1, 2009
	Transamerica PIMCO Tactical Balanced VP	May 1, 2009
	Transamerica PIMCO Tactical Conservative VP	May 1, 2009
	Transamerica PIMCO Tactical Growth VP	May 1, 2009
	Transamerica Hanlon Income VP	May 1, 2009
	Transamerica Multi Managed Large Cap Core VP	May 1, 2009
	Franklin Templeton VIP Founding Funds Allocation	May 1, 2009
	AllianceBernstein Balanced Wealth Strategy	May 1, 2009
	Transamerica Index 50 VP	May 1, 2008
	Transamerica Index 75 VP	May 1, 2008
	ProFund VP Europe 30	February 28, 2008
	ProFund VP Oil & Gas	February 28, 2008
	ProFund VP Ultra Small-Cap	February 28, 2008
	ProFund VP Utilities	February 28, 2008
	ProFund VP Consumer Services	February 28, 2008
	ProFund VP Pharmaceuticals	February 28, 2008
	ProFund VP Small-Cap Value	February 28, 2008
	ProFund VP Falling U.S. Dollar	February 28, 2008
	ProFund VP Emerging Markets	February 28, 2008
	ProFund VP International	February 28, 2008
	ProFund VP Asia 30	February 28, 2008
	ProFund VP Japan	February 28, 2008
	ProFund VP Short NASDAQ-100	February 28, 2008
	ProFund VP U.S. Government Plus	February 28, 2008
	ProFund VP Basic Materials	February 28, 2008

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2012

1.	Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows (continued):

Subaccount		Inception Date
ProFund VP Financials		February 28, 2008
ProFund VP Precious Metals		February 28, 2008
ProFund VP Telecommunications		February 28, 2008
ProFund VP Mid-Cap		February 28, 2008
ProFund VP Short Emerging Markets		February 28, 2008
ProFund VP Short International		February 28, 2008
Access VP High Yield		February 28, 2008

The following subaccount name changes were made effective during the fiscal year ended December 31, 2012:
Subaccount		Formerly
TA PIMCO Tactical Balanced		TA Hanlon Balanced
TA PIMCO Tactical Conservative		TA Hanlon Growth & Income
TA PIMCO Tactical Growth		TA Hanlon Growth

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2012.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.
Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Separate Account was January 1, 2012.  The adoption did not have a material impact on the financial statements.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2012

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:
	Subaccount	Purchases	Sales
	Transamerica JPMorgan Core Bond VP	$ 7,530,448	$ 9,697,198
	Transamerica Asset Allocation - Conservative VP	7,250,387	6,617,940
	Transamerica Asset Allocation - Growth VP	11,977,118	20,287,044
	Transamerica Asset Allocation - Moderate Growth VP	14,243,169	26,465,337
	Transamerica Asset Allocation - Moderate VP	4,845,983	11,657,519
	Transamerica MFS International Equity VP	2,626,740	4,286,947
	Transamerica Clarion Global Real Estate Securities VP	6,088,670	5,540,572
	Transamerica JPMorgan Tactical Allocation VP	7,739,129	11,759,467
	Transamerica International Moderate Growth VP	1,242,131	2,302,771
	Transamerica JPMorgan Mid Cap Value VP	53,686	1,039,725
	Transamerica JPMorgan Enhanced Index VP	2,730,711	2,959,075
	Transamerica BlackRock Large Cap Value VP	8,717,809	12,280,443
	Transamerica AEGON High Yield Bond VP	15,232,388	8,846,531
	Transamerica PIMCO Total Return VP	13,807,047	10,978,963
	Transamerica Morgan Stanley Capital Growth VP	7,819,042	5,738,797
	Transamerica T. Rowe Price Small Cap VP	20,263,479	19,472,355
	Transamerica Third Avenue Value VP	1,255,548	9,046,339
	Transamerica Multi-Managed Balanced VP	20,515,882	11,216,268
	Transamerica AllianceBernstein Dynamic Allocation VP	774,282	556,761
	Transamerica WMC Diversified Growth VP	5,471,869	78,808,966
	Transamerica AEGON Money Market VP	7,906,812	16,019,449
	Transamerica Systematic Small/Mid-Cap Value VP	19,411,323	10,093,825
	Transamerica AEGON U.S. Government Securities VP	5,250,996	5,524,600
	Transamerica Morgan Stanley Mid-Cap Growth VP	23,892,219	46,895,388
	Transamerica Index 50 VP	229,580	162,043
	Transamerica Index 75 VP	409,561	1,072,067
	Transamerica Efficient Markets VP	260,017	113,125
	Transamerica PIMCO Tactical Balanced VP	1,786,594	4,402,494
	Transamerica PIMCO Tactical Conservative VP	2,051,309	1,595,939
	Transamerica PIMCO Tactical Growth VP	1,937,320	2,471,871
	Transamerica Hanlon Income VP	6,181,146	6,860,203
	Transamerica Multi Managed Large Cap Core VP	1,166,992	991,389
	Transamerica Janus Balanced VP	1,036,384	1,796,737

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2012

2.	Investments (continued)

	Subaccount	Purchases	Sales
	Transamerica Jennison Growth VP	$ 7,584,707	$ 11,307,243
	Transamerica AEGON Active Asset Allocation - Conservative VP	4,578,638	1,903,740
	Transamerica AEGON Active Asset Allocation - Moderate VP	1,358,788	589,371
	Transamerica AEGON Active Asset Allocation - Moderate Growth VP	2,810,860	4,886,477
	Transamerica BlackRock Global Allocation VP	2,394,510	575,246
	Transamerica BlackRock Tactical Allocation VP	2,638,233	425,594
	Fidelity VIP Contrafund®	870,404	1,745,094
	Fidelity VIP Equity-Income	1,187,647	922,579
	Fidelity VIP Growth Opportunities	1,163,315	991,029
	Fidelity VIP Index 500	4,292,059	2,245,390
	ProFund VP Bull	4,495,780	4,654,959
	ProFund VP NASDAQ-100	21,826,164	26,165,380
	ProFund VP Small-Cap	12,916,382	8,837,065
	ProFund VP Short Small-Cap	4,117,448	4,307,419
	ProFund VP Money Market	44,112,107	48,698,597
	ProFund VP Europe 30	1,719,907	236,520
	ProFund VP Oil & Gas	3,441,355	2,582,226
	ProFund VP Ultra Small-Cap	11,437,646	13,921,575
	ProFund VP Utilities	3,045,788	4,495,657
	ProFund VP Consumer Services	2,441,935	2,939,269
	ProFund VP Pharmaceuticals	2,472,717	3,123,986
	ProFund VP Small-Cap Value	12,442,616	8,586,553
	ProFund VP Falling U.S. Dollar	357,126	382,223
	ProFund VP Emerging Markets	7,124,808	3,849,859
	ProFund VP International	2,022,120	1,570,272
	ProFund VP Asia 30	1,745,377	1,793,711
	ProFund VP Japan	1,517,454	2,493,743
	ProFund VP Short NASDAQ-100	2,778,570	2,589,459
	ProFund VP U.S. Government Plus	10,219,735	6,991,357
	ProFund VP Basic Materials	1,926,821	2,384,084
	ProFund VP Financials	2,059,411	1,936,172
	ProFund VP Precious Metals	3,799,100	3,411,542
	ProFund VP Telecommunications	2,195,637	1,546,602
	ProFund VP Mid-Cap	9,368,338	7,703,075
	ProFund VP Short Emerging Markets	596,939	686,702
	ProFund VP Short International	2,031,072	1,991,768
	ProFund VP ULTRA NASDAQ 100	11,273,583	9,185,323

2.	Investments (continued)

	Subaccount	Purchases	Sales
	Access VP High Yield	$ 2,330,432	$ 1,191,608
	Franklin Templeton VIP Founding Funds Allocation	454,779	174,815
	AllianceBernstein Balanced Wealth Strategy	403,619	206,652

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements

3. Change in Units
The changes in units outstanding were as follows:
	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Transamerica JPMorgan Core Bond VP	427,808	(518,466)	(90,658)	603,910	(617,966)	(14,056)
Transamerica Asset Allocation - Conservative VP	651,526	(668,556)	(17,030)	685,013	(1,025,812)	(340,799)
Transamerica Asset Allocation - Growth VP	2,986,691	(3,633,690)	(646,999)	3,559,597	(4,421,771)	(862,174)
Transamerica Asset Allocation - Moderate Growth VP	2,901,893	(3,982,670)	(1,080,777)	3,417,911	(4,840,576)	(1,422,665)
Transamerica Asset Allocation - Moderate VP	905,218	(1,427,518)	(522,300)	1,153,916	(1,735,078)	(581,162)
Transamerica MFS International Equity VP	465,057	(594,814)	(129,757)	428,099	(724,919)	(296,820)
Transamerica Clarion Global Real Estate Securities VP	473,010	(489,470)	(16,460)	414,234	(518,875)	(104,641)
Transamerica JPMorgan Tactical Allocation VP	672,979	(748,448)	(75,469)	497,876	(529,551)	(31,675)
Transamerica International Moderate Growth VP	228,051	(366,497)	(138,446)	424,671	(315,446)	109,225
Transamerica JPMorgan Mid Cap Value VP	1,036	(49,242)	(48,206)	1,312	(61,251)	(59,939)
Transamerica JPMorgan Enhanced Index VP	230,701	(252,912)	(22,211)	440,337	(262,646)	177,691
Transamerica BlackRock Large Cap Value VP	784,937	(927,758)	(142,821)	675,393	(666,771)	8,622
Transamerica AEGON High Yield Bond VP	1,016,557	(715,853)	300,704	1,049,792	(1,277,732)	(227,940)
Transamerica PIMCO Total Return VP	1,192,076	(1,091,648)	100,428	1,269,992	(1,197,693)	72,299
Transamerica Morgan Stanley Capital Growth VP	362,182	(542,301)	(180,119)	569,765	(646,801)	(77,036)
Transamerica T. Rowe Price Small Cap VP	1,388,548	(1,475,396)	(86,848)	1,347,271	(1,456,959)	(109,688)
Transamerica Third Avenue Value VP	368,640	(647,919)	(279,279)	559,858	(810,209)	(250,351)
Transamerica Multi-Managed Balanced VP	793,462	(1,285,339)	(491,877)	911,407	(1,462,853)	(551,446)
Transamerica AllianceBernstein Dynamic Allocation VP	74,821	(58,940)	15,881	68,949	(94,497)	(25,548)
Transamerica WMC Diversified Growth VP	19,118,163	(23,543,209)	(4,425,046)	17,996,924	(8,882,535)	9,114,389
Transamerica AEGON Money Market VP	1,017,361	(1,416,183)	(398,822)	2,043,363	(2,335,108)	(291,745)
Transamerica Systematic Small/Mid-Cap Value VP	820,995	(808,554)	12,441	863,389	(817,815)	45,574
Transamerica AEGON U.S. Government Securities VP	460,698	(509,608)	(48,910)	548,063	(600,051)	(51,988)
Transamerica Morgan Stanley Mid-Cap Growth VP	2,317,412	(3,010,460)	(693,048)	2,154,279	(1,394,390)	759,889
Transamerica Index 50 VP	22,132	(16,926)	5,206	31,494	(16,933)	14,561
Transamerica Index 75 VP	35,922	(109,952)	(74,030)	113,985	(37,450)	76,535
Transamerica Efficient Markets VP	20,840	(12,257)	8,583	41,561	(30,606)	10,955

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements

3. Change in Units (Continued)
The changes in units outstanding were as follows:
	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Transamerica PIMCO Tactical Balanced VP	270,747	(529,027)	(258,280)	391,528	(426,223)	(34,695)
Transamerica PIMCO Tactical Conservative VP	347,277	(309,376)	37,901	366,620	(316,430)	50,190
Transamerica PIMCO Tactical Growth VP	400,307	(453,299)	(52,992)	553,843	(512,950)	40,893
Transamerica Hanlon Income VP	972,242	(1,070,820)	(98,578)	1,306,831	(1,200,414)	106,417
Transamerica Multi Managed Large Cap Core VP	96,542	(86,555)	9,987	153,431	(96,551)	56,880
Transamerica Janus Balanced VP	260,654	(328,505)	(67,851)	560,190	(538,161)	22,029
Transamerica Jennison Growth VP	793,569	(1,152,148)	(358,579)	947,050	(488,207)	458,843
Transamerica AEGON Active Asset Allocation - Conservative VP	550,240	(284,031)	266,209	551,072	(72,592)	478,480
Transamerica AEGON Active Asset Allocation - Moderate VP	153,395	(76,200)	77,195	99,999	(11,679)	88,320
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	824,963	(1,031,151)	(206,188)	3,201,078	(117,277)	3,083,801
Transamerica BlackRock Global Allocation VP	278,192	(109,924)	168,268	232,640	(35,003)	197,637
Transamerica BlackRock Tactical Allocation VP	288,261	(85,217)	203,044	131,860	(21,257)	110,603
Fidelity VIP Contrafund®	166,982	(228,567)	(61,585)	161,784	(295,477)	(133,693)
Fidelity VIP Equity-Income	96,766	(129,912)	(33,146)	93,971	(125,346)	(31,375)
Fidelity VIP Growth Opportunities	194,226	(176,228)	17,998	167,135	(142,483)	24,652
Fidelity VIP Index 500	388,268	(258,646)	129,622	220,399	(230,659)	(10,260)
ProFund VP Bull	519,684	(538,104)	(18,420)	505,300	(1,141,559)	(636,259)
ProFund VP NASDAQ-100	1,640,523	(1,878,992)	(238,469)	2,168,799	(1,816,916)	351,883
ProFund VP Small-Cap	1,327,315	(981,001)	346,314	781,741	(728,099)	53,642
ProFund VP Short Small-Cap	1,374,432	(1,415,119)	(40,687)	2,312,491	(2,332,056)	(19,565)
ProFund VP Money Market	5,853,895	(6,289,354)	(435,459)	10,105,417	(9,272,821)	832,596
ProFund VP Europe 30	221,715	(38,500)	183,215	457,479	(448,412)	9,067
ProFund VP Oil & Gas	528,455	(501,201)	27,254	1,169,439	(1,033,994)	135,445
ProFund VP Ultra Small-Cap	1,931,930	(2,309,104)	(377,174)	4,630,880	(4,591,379)	39,501
ProFund VP Utilities	423,736	(576,036)	(152,300)	547,951	(333,800)	214,151
ProFund VP Consumer Services	205,398	(249,540)	(44,142)	271,151	(183,347)	87,804
ProFund VP Pharmaceuticals	295,362	(353,724)	(58,362)	378,385	(179,287)	199,098
ProFund VP Small-Cap Value	1,197,973	(854,949)	343,024	166,806	(158,144)	8,662
ProFund VP Falling U.S. Dollar	47,519	(49,978)	(2,459)	204,475	(189,950)	14,525

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements

3. Change in Units (continued)
The changes in units outstanding were as follows:
	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Emerging Markets	1,163,893	(731,755)	432,138	793,097	(2,146,406)	(1,353,309)
ProFund VP International	343,723	(283,594)	60,129	328,176	(1,091,962)	(763,786)
ProFund VP Asia 30	315,929	(342,226)	(26,297)	568,291	(646,030)	(77,739)
ProFund VP Japan	255,620	(449,783)	(194,163)	307,250	(125,662)	181,588
ProFund VP Short NASDAQ-100	766,829	(732,996)	33,833	1,606,787	(1,520,007)	86,780
ProFund VP U.S. Government Plus	728,570	(590,471)	138,099	560,676	(485,657)	75,019
ProFund VP Basic Materials	318,889	(379,760)	(60,871)	676,217	(962,716)	(286,499)
ProFund VP Financials	377,978	(372,558)	5,420	290,355	(302,071)	(11,716)
ProFund VP Precious Metals	778,524	(727,724)	50,800	1,012,495	(1,079,517)	(67,022)
ProFund VP Telecommunications	236,793	(167,660)	69,133	110,734	(125,123)	(14,389)
ProFund VP Mid-Cap	996,462	(823,394)	173,068	612,026	(632,578)	(20,552)
ProFund VP Short Emerging Markets	135,730	(152,942)	(17,212)	322,612	(288,244)	34,368
ProFund VP Short International	316,927	(313,897)	3,030	621,967	(615,594)	6,373
ProFund VP ULTRA NASDAQ 100	1,331,090	(1,084,665)	246,425	-	-	-
Access VP High Yield	203,772	(133,371)	70,401	247,808	(233,468)	14,340
Franklin Templeton VIP Founding Funds Allocation	35,873	(17,517)	18,356	32,834	(16,419)	16,415
AllianceBernstein Balanced Wealth Strategy	33,414	(20,120)	13,294	119,667	(114,892)	4,775

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights
The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance.  These charges are discussed in more detail in the individual's policy.  Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica JPMorgan Core Bond VP
	12/31/2012	1,393,184	$15.22	to	$12.96	$54,961,304	2.59%	0.00%	to	1.50%	4.98%	to	3.42%
	12/31/2011	1,483,842	14.50	to	12.53	55,847,749	4.24	0.00	to	1.50	7.53	to	5.94
	12/31/2010	1,497,898	13.49	to	11.83	54,990,397	5.90	0.00	to	1.50	8.24	to	6.64
	12/31/2009	1,590,917	12.46	to	11.09	54,892,177	4.57	0.00	to	1.50	9.58	to	7.96
	12/31/2008	1,572,007	11.37	to	10.27	50,786,352	4.47	0.00	to	1.50	5.58	to	2.72
Transamerica Asset Allocation - Conservative VP
	12/31/2012	2,646,980	12.89	to	11.66	42,471,943	3.16	0.00	to	1.50	7.46	to	5.86
	12/31/2011	2,664,010	11.99	to	11.01	40,133,908	2.75	0.00	to	1.50	2.65	to	1.14
	12/31/2010	3,004,809	11.68	to	10.89	44,599,874	3.33	0.00	to	1.50	8.93	to	7.32
	12/31/2009	2,997,140	10.72	to	10.15	41,211,153	4.38	0.00	to	1.50	25.22	to	23.37
	12/31/2008	3,364,944	8.56	to	8.22	37,299,335	3.14	0.00	to	1.50	(21.18)	to	(17.75)
Transamerica Asset Allocation - Growth VP
	12/31/2012	17,200,295	10.79	to	10.30	255,994,070	1.34	0.00	to	1.50	12.60	to	10.92
	12/31/2011	17,847,294	9.58	to	9.29	238,137,274	1.20	0.00	to	1.50	(5.42)	to	(6.81)
	12/31/2010	18,709,468	10.13	to	9.97	266,427,278	1.10	0.00	to	1.50	14.95	to	13.25
	12/31/2009	19,621,917	8.81	to	8.80	245,375,296	2.77	0.00	to	1.50	29.82	to	27.90
	12/31/2008	19,983,377	6.79	to	6.88	194,363,564	2.92	0.00	to	1.50	(39.63)	to	(31.18)
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2012	17,748,639	11.76	to	11.00	280,495,309	2.48	0.00	to	1.50	10.65	to	9.00
	12/31/2011	18,829,416	10.63	to	10.09	271,487,804	2.04	0.00	to	1.50	(2.01)	to	(3.46)
	12/31/2010	20,252,081	10.84	to	10.45	300,804,661	2.21	0.00	to	1.50	12.73	to	11.06
	12/31/2009	21,162,715	9.62	to	9.41	281,532,459	3.37	0.00	to	1.50	28.16	to	26.26
	12/31/2008	21,947,519	7.51	to	7.45	229,931,170	3.02	0.00	to	1.50	(32.76)	to	(25.47)
Transamerica Asset Allocation - Moderate VP
	12/31/2012	4,989,483	12.64	to	11.48	81,048,545	2.62	0.00	to	1.50	9.44	to	7.81
	12/31/2011	5,511,783	11.55	to	10.65	82,588,491	2.23	0.00	to	1.50	0.59	to	(0.90)
	12/31/2010	6,092,945	11.49	to	10.74	91,600,425	2.97	0.00	to	1.50	10.38	to	8.75
	12/31/2009	6,257,288	10.41	to	9.88	86,014,287	4.21	0.00	to	1.50	26.40	to	24.53
	12/31/2008	6,756,498	8.23	to	7.93	74,201,260	3.46	0.00	to	1.50	(25.96)	to	(20.67)
Transamerica MFS International Equity VP
	12/31/2012	2,725,762	10.51	to	10.82	40,935,229	1.67	0.00	to	1.50	22.16	to	20.34
	12/31/2011	2,855,519	8.60	to	8.99	35,715,997	1.23	0.00	to	1.50	(10.06)	to	(11.38)
	12/31/2010	3,152,339	9.56	to	10.15	44,273,875	1.38	0.00	to	1.50	10.49	to	8.86
	12/31/2009	3,477,566	8.65	to	9.32	44,762,291	2.77	0.00	to	1.50	32.68	to	30.72
	12/31/2008	3,801,070	6.52	to	7.13	37,280,087	5.17	0.00	to	1.50	(34.78)	to	(28.70)
Transamerica Clarion Global Real Estate Securities VP
	12/31/2012	1,671,646	10.57	to	11.40	48,402,540	3.58	0.00	to	1.50	25.25	to	23.39
	12/31/2011	1,688,106	8.44	to	9.24	39,627,251	6.97	0.00	to	1.50	(5.74)	to	(7.13)
	12/31/2010	1,792,747	8.96	to	9.94	45,249,664	6.28	0.00	to	1.50	15.67	to	13.96
	12/31/2009	1,918,495	7.74	to	8.73	42,497,293	-	0.00	to	1.50	33.42	to	31.45
	12/31/2008	2,120,392	5.80	to	6.64	35,802,121	6.51	0.00	to	1.50	(42.38)	to	(33.61)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4.	Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica JPMorgan Tactical Allocation VP
	12/31/2012	2,035,421	$11.19	to	$9.83	$58,503,544	0.60%	0.00%	to	1.50%	7.72%	to	6.12%
	12/31/2011	2,110,890	10.39	to	9.26	58,567,573	1.77	0.00	to	1.50	3.63	to	2.10
	12/31/2010	2,142,565	10.03	to	9.07	59,508,491	3.72	0.00	to	1.50	(0.11)	to	(1.59)
	12/31/2009	2,455,555	10.04	to	9.22	69,300,036	3.15	0.00	to	1.50	4.20	to	2.65
	12/31/2008	2,776,710	9.63	to	8.98	76,620,436	4.63	0.00	to	1.50	(4.53)	to	(10.19)
Transamerica International Moderate Growth VP
	12/31/2012	1,056,911	10.92	to	9.93	10,833,421	2.98	0.00	to	1.50	12.81	to	11.13
	12/31/2011	1,195,357	9.68	to	8.93	10,957,032	2.05	0.00	to	1.50	(7.37)	to	(8.74)
	12/31/2010	1,086,132	10.45	to	9.79	10,841,225	2.70	0.00	to	1.50	10.50	to	8.87
	12/31/2009	1,085,246	9.46	to	8.99	9,885,528	2.72	0.00	to	1.50	29.69	to	27.78
	12/31/2008	1,054,957	7.29	to	7.04	7,472,170	2.39	0.00	to	1.50	(36.12)	to	(29.63)
Transamerica JPMorgan Mid Cap Value VP
	12/31/2012	335,477	11.77	to	21.73	7,283,109	0.74	0.30	to	0.90	20.16	to	19.45
	12/31/2011	383,683	9.80	to	18.19	6,976,202	1.11	0.30	to	0.90	1.26	to	1.11
	12/31/2010	443,622	15.12	to	17.99	7,977,312	1.82	0.75	to	0.90	22.07	to	21.89
	12/31/2009	543,852	12.39	to	14.76	8,022,955	1.78	0.75	to	0.90	25.47	to	25.28
	12/31/2008	662,629	9.87	to	11.78	7,801,733	1.39	0.75	to	0.90	(33.38)	to	(33.48)
Transamerica JPMorgan Enhanced Index VP
	12/31/2012	314,793	11.86	to	11.93	4,615,177	1.04	0.00	to	1.50	16.35	to	14.62
	12/31/2011	337,004	10.19	to	10.41	4,287,113	1.98	0.00	to	1.50	0.74	to	(0.75)
	12/31/2010	159,313	10.12	to	10.48	2,022,985	1.37	0.00	to	1.50	15.17	to	13.47
	12/31/2009	146,884	8.78	to	9.24	1,631,165	2.05	0.00	to	1.50	29.59	to	27.68
	12/31/2008	143,853	6.78	to	7.24	1,244,001	5.56	0.00	to	1.50	(37.35)	to	(27.64)
Transamerica BlackRock Large Cap Value VP
	12/31/2012	2,546,573	10.34	to	10.17	60,489,028	1.80	0.00	to	1.50	11.72	to	10.06
	12/31/2011	2,689,394	9.26	to	9.24	58,346,888	1.73	0.00	to	1.50	2.74	to	1.22
	12/31/2010	2,680,772	9.01	to	9.13	58,169,402	0.80	0.00	to	1.50	10.44	to	8.81
	12/31/2009	2,096,273	8.16	to	8.39	41,943,389	1.48	0.00	to	1.50	13.99	to	12.31
	12/31/2008	2,180,067	7.16	to	7.47	38,809,530	0.93	0.00	to	1.50	(33.89)	to	(25.29)
Transamerica AEGON High Yield Bond VP
	12/31/2012	1,235,389	15.96	to	14.54	23,598,480	6.51	0.00	to	1.50	17.37	to	15.63
	12/31/2011	934,685	13.60	to	12.58	15,387,057	5.02	0.00	to	1.50	4.77	to	3.22
	12/31/2010	1,162,625	12.98	to	12.18	18,462,510	14.76	0.00	to	1.50	12.44	to	10.78
	12/31/2009	843,437	11.55	to	11.00	12,028,440	11.92	0.00	to	1.50	47.24	to	45.06
	12/31/2008	94,690	7.84	to	7.58	918,817	10.45	0.00	to	1.50	(25.20)	to	(24.19)
Transamerica PIMCO Total Return VP
	12/31/2012	2,217,501	15.12	to	13.02	37,217,010	4.20	0.00	to	1.50	7.55	to	5.95
	12/31/2011	2,117,073	14.06	to	12.29	33,381,877	2.45	0.00	to	1.50	6.27	to	4.70
	12/31/2010	2,044,774	13.23	to	11.74	30,675,838	3.99	0.00	to	1.50	7.19	to	5.61
	12/31/2009	2,049,990	12.35	to	11.12	28,964,781	6.81	0.00	to	1.50	16.03	to	14.32
	12/31/2008	1,501,811	10.64	to	9.72	18,475,521	6.05	0.00	to	1.50	(2.79)	to	(2.76)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Morgan Stanley Capital Growth VP
	12/31/2012	1,631,610	$11.96	to	$12.02	$29,074,013	-%	0.00%	to	1.50%	15.55%	to	13.83%
	12/31/2011	1,811,729	10.35	to	10.56	28,217,193	-	0.00	to	1.50	(5.81)	to	(7.20)
	12/31/2010	1,888,765	10.99	to	11.38	31,571,559	0.88	0.00	to	1.50	27.44	to	25.55
	12/31/2009	2,028,036	8.62	to	9.06	26,897,044	2.57	0.00	to	1.50	27.91	to	26.02
	12/31/2008	2,303,251	6.74	to	7.19	24,086,757	2.08	0.00	to	1.50	(36.36)	to	(28.08)
Transamerica T. Rowe Price Small Cap VP
	12/31/2012	1,599,090	15.58	to	14.09	28,558,454	-	0.00	to	1.50	15.69	to	13.97
	12/31/2011	1,685,938	13.47	to	12.37	26,401,828	-	0.00	to	1.50	1.69	to	0.19
	12/31/2010	1,795,626	13.25	to	12.34	27,953,674	-	0.00	to	1.50	34.42	to	32.44
	12/31/2009	1,580,683	9.85	to	9.32	18,450,816	-	0.00	to	1.50	38.70	to	36.65
	12/31/2008	1,643,169	7.10	to	6.82	13,944,419	1.72	0.00	to	1.50	(36.25)	to	(31.81)
Transamerica Third Avenue Value VP
	12/31/2012	2,396,029	9.98	to	10.09	61,121,495	-	0.00	to	1.50	20.82	to	19.03
	12/31/2011	2,675,308	8.26	to	8.48	57,606,030	4.96	0.00	to	1.50	(14.33)	to	(15.60)
	12/31/2010	2,925,659	9.64	to	10.05	74,462,852	2.85	0.00	to	1.50	15.43	to	13.73
	12/31/2009	3,355,690	8.35	to	8.83	74,986,432	-	0.00	to	1.50	34.88	to	32.89
	12/31/2008	3,678,782	6.19	to	6.65	61,758,740	5.00	0.00	to	1.50	(41.15)	to	(33.52)
Transamerica Multi-Managed Balanced VP
	12/31/2012	6,242,270	14.33	to	13.03	113,097,747	1.63	0.00	to	1.50	12.57	to	10.90
	12/31/2011	6,734,147	12.73	to	11.75	109,394,054	2.30	0.00	to	1.50	4.04	to	2.50
	12/31/2010	7,285,593	12.24	to	11.47	114,812,439	0.69	0.00	to	1.50	24.12	to	22.29
	12/31/2009	375,051	9.86	to	9.38	4,796,603	1.77	0.00	to	1.50	26.30	to	24.43
	12/31/2008	362,719	7.81	to	7.54	3,708,306	1.79	0.00	to	1.50	(32.40)	to	(24.65)
Transamerica AllianceBernstein Dynamic Allocation VP
	12/31/2012	218,737	11.93	to	10.08	3,397,039	0.86	0.00	to	1.50	6.14	to	4.56
	12/31/2011	202,856	11.24	to	9.64	3,015,977	0.75	0.00	to	1.50	1.81	to	0.31
	12/31/2010	228,404	11.04	to	9.61	3,385,087	5.37	0.00	to	1.50	9.29	to	7.67
	12/31/2009	233,242	10.10	to	8.93	3,191,995	3.68	0.00	to	1.50	31.30	to	29.36
	12/31/2008	266,164	7.69	to	6.90	2,793,827	5.78	0.00	to	1.50	(36.87)	to	(30.98)
Transamerica WMC Diversified Growth VP
	12/31/2012	46,560,857	10.60	to	10.11	726,823,605	0.31	0.00	to	1.50	13.17	to	11.49
	12/31/2011	50,985,903	9.37	to	9.07	709,945,091	0.37	0.00	to	1.50	(3.73)	to	(5.15)
	12/31/2010	41,871,514	9.73	to	9.56	611,309,502	0.54	0.00	to	1.50	17.81	to	16.07
	12/31/2009	45,909,649	8.26	to	8.24	574,078,382	0.95	0.00	to	1.50	29.20	to	27.29
	12/31/2008	49,835,316	6.39	to	6.47	486,736,537	0.23	0.00	to	1.50	(46.00)	to	(35.27)
Transamerica AEGON Money Market VP
	12/31/2012	2,189,241	10.85	to	9.46	41,402,846	0.01	0.00	to	1.50	0.01	to	(1.48)
	12/31/2011	2,588,063	10.85	to	9.60	49,515,480	0.01	0.00	to	1.50	0.01	to	(1.47)
	12/31/2010	2,879,808	10.85	to	9.74	55,703,313	0.01	0.00	to	1.50	0.01	to	(1.47)
	12/31/2009	3,395,492	10.85	to	9.89	66,003,875	0.15	0.00	to	1.50	0.13	to	(1.35)
	12/31/2008	5,511,162	10.84	to	10.02	106,465,305	2.29	0.00	to	1.50	2.39	to	0.22

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Systematic Small/Mid-Cap Value VP
	12/31/2012	1,867,035	$16.26	to	$11.91	$41,008,806	1.00%	0.00%	to	1.50%	16.39%	to	14.66%
	12/31/2011	1,854,594	13.97	to	10.39	35,587,598	-	0.00	to	1.50	(2.66)	to	(4.09)
	12/31/2010	1,809,020	14.36	to	10.83	36,122,323	0.82	0.00	to	1.50	30.41	to	28.49
	12/31/2009	1,536,758	11.01	to	8.43	23,766,218	3.32	0.00	to	1.50	43.21	to	41.10
	12/31/2008	1,401,587	7.69	to	5.98	15,296,736	1.93	0.00	to	1.50	(40.87)	to	(40.25)
Transamerica AEGON U.S. Government Securities VP
	12/31/2012	788,175	14.14	to	12.17	11,800,019	1.73	0.00	to	1.50	5.14	to	3.58
	12/31/2011	837,085	13.44	to	11.75	12,040,949	2.71	0.00	to	1.50	7.61	to	6.02
	12/31/2010	889,073	12.49	to	11.08	11,996,681	3.14	0.00	to	1.50	4.40	to	2.86
	12/31/2009	747,743	11.97	to	10.77	9,746,046	2.39	0.00	to	1.50	4.47	to	2.92
	12/31/2008	1,695,537	11.46	to	10.47	21,286,906	2.86	0.00	to	1.50	7.66	to	4.69
Transamerica Morgan Stanley Mid-Cap Growth VP
	12/31/2012	6,178,505	14.99	to	12.66	308,998,063	-	0.00	to	1.50	9.08	to	7.46
	12/31/2011	6,871,553	13.74	to	11.78	320,319,419	0.31	0.00	to	1.50	(6.71)	to	(8.09)
	12/31/2010	6,111,664	14.73	to	12.81	315,951,891	0.12	0.00	to	1.50	33.90	to	31.92
	12/31/2009	6,505,939	11.00	to	9.71	256,353,724	-	0.00	to	1.50	60.56	to	58.19
	12/31/2008	6,901,583	6.85	to	6.14	171,968,478	2.07	0.00	to	1.50	(46.29)	to	(38.60)
Transamerica Index 50 VP
	12/31/2012	42,347	11.84	to	11.73	482,240	1.31	0.00	to	1.50	8.67	to	7.06
	12/31/2011	37,141	10.89	to	10.95	392,883	1.27	0.00	to	1.50	1.57	to	0.07
	12/31/2010	22,580	10.73	to	10.95	237,099	1.34	0.00	to	1.50	11.07	to	9.43
	12/31/2009	9,982	9.66	to	10.00	95,207	0.20	0.00	to	1.50	16.62	to	14.90
	12/31/2008 (1)	13,078	8.28	to	8.71	107,640	-	0.00	to	1.50	(17.20)	to	(12.93)
Transamerica Index 75 VP
	12/31/2012	128,885	11.34	to	11.48	1,405,111	1.47	0.00	to	1.50	11.79	to	10.13
	12/31/2011	202,915	10.14	to	10.42	1,996,047	1.72	0.00	to	1.50	(0.86)	to	(2.32)
	12/31/2010	126,380	10.23	to	10.67	1,263,507	1.27	0.00	to	1.50	13.15	to	11.48
	12/31/2009	87,173	9.04	to	9.57	776,576	0.36	0.00	to	1.50	23.68	to	21.85
	12/31/2008 (1)	19,265	7.31	to	7.85	139,984	-	0.00	to	1.50	(26.90)	to	(21.47)
Transamerica Efficient Markets VP
	12/31/2012	44,960	15.17	to	14.36	660,816	1.60	0.00	to	1.50	12.50	to	10.83
	12/31/2011	36,377	13.48	to	12.96	479,503	0.91	0.00	to	1.50	(1.93)	to	(3.37)
	12/31/2010	25,422	13.75	to	13.41	344,545	0.86	0.00	to	1.50	12.67	to	11.01
	12/31/2009 (1)	10,705	12.20	to	12.08	129,907	0.02	0.00	to	1.50	22.03	to	20.82
Transamerica PIMCO Tactical Balanced VP
	12/31/2012	688,515	10.81	to	10.24	7,218,830	1.97	0.00	to	1.50	1.29	to	(0.22)
	12/31/2011	946,795	10.67	to	10.26	9,877,534	1.26	0.00	to	1.50	(3.20)	to	(4.62)
	12/31/2010	981,490	11.03	to	10.76	10,667,540	0.37	0.00	to	1.50	(3.28)	to	(4.71)
	12/31/2009 (1)	413,683	11.40	to	11.29	4,689,366	-	0.00	to	1.50	14.00	to	12.87

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights (continued)
Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica PIMCO Tactical Conservative VP
12/31/2012	955,518	$10.59	to	$10.03	$9,814,626	1.50%	0.00%	to	1.50%	1.70%	to	0.19%
12/31/2011	917,617	10.42	to	10.01	9,346,564	1.38	0.00	to	1.50	(7.15)	to	(8.52)
12/31/2010	867,427	11.22	to	10.94	9,594,997	0.63	0.00	to	1.50	(1.85)	to	(3.30)
12/31/2009 (1)	584,425	11.43	to	11.32	6,641,823	-	0.00	to	1.50	14.30	to	13.17
Transamerica PIMCO Tactical Growth VP
12/31/2012	1,248,575	10.27	to	9.72	12,426,995	0.77	0.00	to	1.50	0.98	to	(0.52)
12/31/2011	1,301,567	10.17	to	9.77	12,936,910	1.51	0.00	to	1.50	(11.37)	to	(12.68)
12/31/2010	1,260,674	11.47	to	11.19	14,255,487	0.94	0.00	to	1.50	(0.44)	to	(1.91)
12/31/2009 (1)	900,763	11.52	to	11.41	10,317,734	-	0.00	to	1.50	15.20	to	14.06
Transamerica Hanlon Income VP
12/31/2012	2,587,990	11.91	to	11.28	29,893,545	2.38	0.00	to	1.50	3.72	to	2.18
12/31/2011	2,686,568	11.49	to	11.04	30,165,370	1.68	0.00	to	1.50	3.16	to	1.64
12/31/2010	2,580,151	11.13	to	10.86	28,321,102	0.20	0.00	to	1.50	0.39	to	(1.09)
12/31/2009 (1)	1,569,291	11.09	to	10.98	17,304,606	-	0.00	to	1.50	10.90	to	9.80
Transamerica Multi Managed Large Cap Core VP
12/31/2012	231,152	18.10	to	17.14	4,052,421	0.84	0.00	to	1.50	17.13	to	15.39
12/31/2011	221,165	15.46	to	14.85	3,339,827	0.84	0.00	to	1.50	(2.27)	to	(3.71)
12/31/2010	164,285	15.82	to	15.43	2,560,486	0.65	0.00	to	1.50	19.17	to	17.41
12/31/2009 (1)	158,510	13.27	to	13.14	2,091,116	0.77	0.00	to	1.50	32.71	to	31.39
Transamerica Janus Balanced VP
12/31/2012	865,336	10.78	to	10.23	9,058,408	-	0.00	to	1.50	12.75	to	11.08
12/31/2011	933,187	9.56	to	9.21	8,735,617	0.23	0.00	to	1.50	(10.60)	to	(11.92)
12/31/2010	911,158	10.69	to	10.45	9,619,762	0.14	0.00	to	1.50	3.39	to	1.87
12/31/2009 (1)	651,788	10.34	to	10.26	6,711,223	-	0.00	to	1.50	3.40	to	2.63
Transamerica Jennison Growth VP
12/31/2012	1,083,830	12.47	to	11.98	13,204,036	0.08	0.00	to	1.50	15.77	to	14.05
12/31/2011	1,442,409	10.77	to	10.51	15,313,587	0.13	0.00	to	1.50	(0.63)	to	(2.09)
12/31/2010 (1)	983,566	10.84	to	10.73	10,598,851	0.05	0.00	to	1.50	8.40	to	7.32
Transamerica AEGON Active Asset Allocation - Conservative VP
12/31/2012	744,689	10.78	to	10.35	7,790,128	0.39	0.00	to	1.50	6.99	to	5.40
12/31/2011 (1)	478,480	10.07	to	9.82	4,719,304	-	0.00	to	1.50	0.71	to	(1.77)
Transamerica AEGON Active Asset Allocation - Moderate VP
12/31/2012	165,515	10.50	to	10.30	1,722,700	0.16	0.30	to	1.50	8.38	to	7.10
12/31/2011 (1)	88,320	9.69	to	9.61	852,713	-	0.30	to	1.50	(3.38)	to	(3.85)
Transamerica AEGON Active Asset Allocation - Moderate Growth VP
12/31/2012	2,877,613	11.00	to	10.09	29,341,425	0.67	0.00	to	1.50	11.18	to	9.53
12/31/2011 (1)	3,083,801	9.89	to	9.21	28,522,037	-	0.00	to	1.50	(1.06)	to	(7.91)
Transamerica BlackRock Global Allocation VP
12/31/2012	365,905	10.23	to	10.03	3,710,765	4.03	0.30	to	1.50	9.94	to	8.64
12/31/2011 (1)	197,637	9.30	to	9.24	1,832,732	-	0.30	to	1.50	(7.22)	to	(7.65)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica BlackRock Tactical Allocation VP
	12/31/2012	313,647	$10.72	to	$10.51	$3,331,943	2.55%	0.30%	to	1.50%	9.90%	to	8.60%
	12/31/2011 (1)	110,603	9.75	to	9.68	1,074,808	-	0.30	to	1.50	(2.77)	to	(3.21)
Fidelity VIP Contrafund®
	12/31/2012	1,082,284	10.74	to	15.38	16,648,396	1.12	0.30	to	0.90	15.79	to	15.10
	12/31/2011	1,143,869	9.27	to	13.36	15,287,373	0.75	0.30	to	0.90	(3.65)	to	(3.65)
	12/31/2010	1,277,562	13.87	to	13.87	17,720,846	1.02	0.90	to	0.90	15.88	to	15.88
	12/31/2009	1,385,317	11.97	to	11.97	16,581,630	1.18	0.90	to	0.90	34.26	to	34.26
	12/31/2008	1,489,388	8.92	to	8.92	13,278,218	0.76	0.90	to	0.90	(43.20)	to	(43.20)
Fidelity VIP Equity-Income
	12/31/2012	592,401	11.15	to	14.45	8,562,126	2.95	0.30	to	0.90	16.70	to	16.01
	12/31/2011	625,547	9.56	to	12.46	7,793,281	2.28	0.30	to	0.90	(0.24)	to	(0.24)
	12/31/2010	656,922	12.49	to	12.49	8,204,632	1.63	0.90	to	0.90	13.89	to	13.89
	12/31/2009	711,747	10.97	to	10.97	7,805,053	2.09	0.90	to	0.90	28.73	to	28.73
	12/31/2008	776,801	8.52	to	8.52	6,617,524	2.18	0.90	to	0.90	(43.32)	to	(43.32)
Fidelity VIP Growth Opportunities
	12/31/2012	494,270	11.55	to	9.75	4,818,399	0.15	0.30	to	0.90	18.96	to	18.25
	12/31/2011	476,272	9.71	to	8.24	3,926,217	-	0.30	to	0.90	1.06	to	1.06
	12/31/2010	451,620	8.16	to	8.16	3,683,913	-	0.90	to	0.90	22.37	to	22.37
	12/31/2009	541,193	6.67	to	6.67	3,607,491	0.26	0.90	to	0.90	44.16	to	44.16
	12/31/2008	491,716	4.62	to	4.62	2,273,581	0.11	0.90	to	0.90	(55.54)	to	(55.54)
Fidelity VIP Index 500
	12/31/2012	876,617	11.64	to	11.55	12,543,718	2.08	0.00	to	1.50	15.63	to	13.91
	12/31/2011	746,995	10.07	to	10.14	9,370,215	1.73	0.00	to	1.50	1.78	to	0.28
	12/31/2010	757,255	9.89	to	10.11	9,418,539	1.86	0.00	to	1.50	14.73	to	13.03
	12/31/2009	717,829	8.62	to	8.94	7,869,261	2.41	0.00	to	1.50	26.30	to	24.43
	12/31/2008	631,997	6.83	to	7.19	5,528,303	2.38	0.00	to	1.50	(37.16)	to	(28.13)
ProFund VP Bull
	12/31/2012	225,815	10.61	to	10.76	2,527,591	-	0.00	to	1.50	13.89	to	12.20
	12/31/2011	244,235	9.31	to	9.59	2,419,318	-	0.00	to	1.50	0.00	to	(1.47)
	12/31/2010	880,494	9.31	to	9.73	8,807,186	0.14	0.00	to	1.50	12.58	to	10.91
	12/31/2009	1,069,349	8.27	to	8.78	9,581,607	1.38	0.00	to	1.50	24.34	to	22.51
	12/31/2008	118,938	6.65	to	7.16	863,897	-	0.00	to	1.50	(37.67)	to	(28.37)
ProFund VP NASDAQ-100
	12/31/2012	394,212	14.53	to	13.15	6,111,813	-	0.00	to	1.50	16.23	to	14.51
	12/31/2011	632,681	12.50	to	11.49	8,536,019	-	0.00	to	1.50	1.45	to	(0.04)
	12/31/2010	280,798	12.32	to	11.49	3,763,880	-	0.00	to	1.50	18.24	to	16.50
	12/31/2009	309,635	10.42	to	9.86	3,532,987	-	0.00	to	1.50	52.01	to	49.76
	12/31/2008	203,103	6.86	to	6.59	1,543,465	-	0.00	to	1.50	(42.48)	to	(34.13)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
	ProFund VP Small-Cap
	12/31/2012	517,762	$11.02	to	$11.72	$5,953,688	-%	0.00%	to	1.50%	14.75%	to	13.04%
	12/31/2011	171,448	9.60	to	10.37	1,729,449	-	0.00	to	1.50	(5.65)	to	(7.05)
	12/31/2010	117,806	10.18	to	11.15	1,271,453	-	0.00	to	1.50	24.79	to	22.95
	12/31/2009	120,140	8.15	to	9.07	1,048,224	-	0.00	to	1.50	26.07	to	24.21
	12/31/2008	199,978	6.47	to	7.30	1,396,212	-	0.00	to	1.50	(35.40)	to	(26.96)
ProFund VP Short Small-Cap
	12/31/2012	193,702	4.51	to	3.67	742,671	-	0.00	to	1.50	(18.96)	to	(20.17)
	12/31/2011	234,389	5.56	to	4.59	1,119,129	-	0.00	to	1.50	(9.09)	to	(10.43)
	12/31/2010	253,954	6.12	to	5.13	1,345,858	-	0.00	to	1.50	(28.94)	to	(30.00)
	12/31/2009	411,632	8.61	to	7.32	3,097,540	0.65	0.00	to	1.50	(32.37)	to	(33.37)
	12/31/2008	410,993	12.73	to	10.99	4,620,257	2.41	0.00	to	1.50	24.08	to	9.92
	ProFund VP Money Market
	12/31/2012	1,666,459	10.54	to	9.38	16,875,141	0.02	0.00	to	1.50	0.02	to	(1.47)
	12/31/2011	2,101,918	10.54	to	9.52	21,461,631	0.02	0.00	to	1.50	0.02	to	(1.45)
	12/31/2010	1,269,322	10.54	to	9.66	13,069,723	0.02	0.00	to	1.50	0.02	to	(1.46)
	12/31/2009	1,731,987	10.54	to	9.80	17,988,781	0.04	0.00	to	1.50	0.03	to	(1.45)
	12/31/2008	3,316,146	10.53	to	9.94	34,730,445	0.80	0.00	to	1.50	0.84	to	(0.57)
	ProFund VP Europe 30
	12/31/2012	227,698	8.73	to	8.48	1,908,666	2.21	0.00	to	1.50	16.60	to	14.86
	12/31/2011	44,483	7.49	to	7.38	322,844	0.61	0.00	to	1.50	(8.88)	to	(10.23)
	12/31/2010	35,416	8.22	to	8.22	284,103	1.53	0.00	to	1.50	2.63	to	1.12
	12/31/2009	54,733	8.01	to	8.13	431,550	3.65	0.00	to	1.50	32.30	to	30.34
	12/31/2008 (1)	36,559	6.05	to	6.24	219,656	2.60	0.00	to	1.50	(39.47)	to	(37.62)
	ProFund VP Oil & Gas
	12/31/2012	790,956	9.16	to	7.92	6,935,800	0.11	0.00	to	1.50	2.90	to	1.37
	12/31/2011	763,702	8.90	to	7.82	6,560,703	0.14	0.00	to	1.50	2.25	to	0.74
	12/31/2010	628,257	8.70	to	7.76	5,332,083	0.43	0.00	to	1.50	17.76	to	16.02
	12/31/2009	601,195	7.39	to	6.69	4,371,867	-	0.00	to	1.50	15.50	to	13.79
	12/31/2008 (1)	287,574	6.40	to	5.88	1,826,872	-	0.00	to	1.50	(36.01)	to	(41.24)
	ProFund VP Ultra Small-Cap
	12/31/2012	491,935	8.85	to	9.53	4,189,182	-	0.00	to	1.50	29.51	to	27.59
	12/31/2011	869,109	6.83	to	7.47	5,757,669	-	0.00	to	1.50	(18.83)	to	(20.03)
	12/31/2010	829,608	8.42	to	9.34	6,826,647	-	0.00	to	1.50	48.44	to	46.25
	12/31/2009	514,743	5.67	to	6.39	2,876,036	0.09	0.00	to	1.50	40.18	to	38.10
	12/31/2008 (1)	107,616	4.05	to	4.62	432,263	0.70	0.00	to	1.50	(59.55)	to	(53.76)
	ProFund VP Utilities
	12/31/2012	225,244	10.41	to	9.35	2,246,366	2.18	0.00	to	1.50	0.14	to	(1.35)
	12/31/2011	377,544	10.39	to	9.47	3,795,806	2.13	0.00	to	1.50	17.51	to	15.78
	12/31/2010	163,393	8.84	to	8.18	1,410,040	2.82	0.00	to	1.50	5.95	to	4.38
	12/31/2009	223,809	8.35	to	7.84	1,838,272	4.24	0.00	to	1.50	10.73	to	9.10
	12/31/2008 (1)	61,007	7.54	to	7.19	456,532	1.49	0.00	to	1.50	(24.62)	to	(28.14)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
	ProFund VP Consumer Services
	12/31/2012	117,709	$14.55	to	$15.18	$1,646,930	-%	0.00%	to	1.50%	22.10%	to	20.29%
	12/31/2011	161,851	11.92	to	12.62	1,868,275	-	0.00	to	1.50	5.50	to	3.94
	12/31/2010	74,047	11.30	to	12.14	816,386	-	0.00	to	1.50	21.39	to	19.60
	12/31/2009	18,603	9.30	to	10.15	170,351	-	0.00	to	1.50	30.80	to	28.87
	12/31/2008 (1)	19,837	7.11	to	7.88	140,060	-	0.00	to	1.50	(28.86)	to	(21.22)
	ProFund VP Pharmaceuticals
	12/31/2012	203,390	13.25	to	13.22	2,587,654	1.19	0.00	to	1.50	11.85	to	10.19
	12/31/2011	261,752	11.85	to	12.00	3,002,517	1.25	0.00	to	1.50	16.13	to	14.42
	12/31/2010	62,654	10.20	to	10.48	623,810	4.80	0.00	to	1.50	0.48	to	(1.01)
	12/31/2009	59,997	10.15	to	10.59	599,768	1.75	0.00	to	1.50	16.90	to	15.17
	12/31/2008 (1)	51,607	8.69	to	9.20	445,070	2.58	0.00	to	1.50	(13.13)	to	(8.04)
	ProFund VP Small-Cap Value
	12/31/2012	401,611	11.91	to	12.15	4,597,660	-	0.00	to	1.50	16.16	to	14.43
	12/31/2011	58,587	10.26	to	10.62	584,329	-	0.00	to	1.50	(4.10)	to	(5.52)
	12/31/2010	49,925	10.70	to	11.24	521,884	0.13	0.00	to	1.50	22.10	to	20.30
	12/31/2009	201,181	8.76	to	9.34	1,734,523	0.18	0.00	to	1.50	20.40	to	18.62
	12/31/2008 (1)	21,460	7.28	to	7.88	154,996	-	0.00	to	1.50	(27.25)	to	(21.24)
	ProFund VP Falling U.S. Dollar
	12/31/2012	68,179	8.89	to	8.16	581,557	-	0.00	to	1.50	(0.77)	to	(2.24)
	12/31/2011	70,638	8.96	to	8.34	612,079	-	0.00	to	1.50	(2.72)	to	(4.16)
	12/31/2010	56,113	9.21	to	8.71	504,230	-	0.00	to	1.50	(2.59)	to	(4.03)
	12/31/2009	65,423	9.45	to	9.07	608,825	3.24	0.00	to	1.50	3.32	to	1.79
	12/31/2008 (1)	83,658	9.15	to	8.91	760,102	-	0.00	to	1.50	8.51	to	10.88
	ProFund VP Emerging Markets
	12/31/2012	1,236,122	7.73	to	8.10	9,160,476	1.06	0.00	to	1.50	6.57	to	4.99
	12/31/2011	803,984	7.25	to	7.71	5,637,656	-	0.00	to	1.50	(19.70)	to	(20.89)
	12/31/2010	2,157,293	9.03	to	9.75	19,013,392	-	0.00	to	1.50	9.77	to	8.15
	12/31/2009	1,372,513	8.22	to	9.02	11,111,642	0.13	0.00	to	1.50	62.36	to	59.96
	12/31/2008 (1)	144,687	5.07	to	5.64	727,622	0.75	0.00	to	1.50	(49.34)	to	(43.64)
	ProFund VP International
	12/31/2012	273,373	8.06	to	8.14	2,114,787	-	0.00	to	1.50	15.93	to	14.21
	12/31/2011	213,244	6.96	to	7.12	1,434,875	-	0.00	to	1.50	(14.34)	to	(15.60)
	12/31/2010	977,030	8.12	to	8.44	7,742,694	-	0.00	to	1.50	7.80	to	6.21
	12/31/2009	745,355	7.53	to	7.95	5,526,517	0.03	0.00	to	1.50	24.65	to	22.80
	12/31/2008 (1)	64,766	6.04	to	6.47	388,476	1.25	0.00	to	1.50	(39.58)	to	(35.28)
	ProFund VP Asia 30
	12/31/2012	542,558	8.23	to	9.01	4,292,528	-	0.00	to	1.50	15.48	to	13.76
	12/31/2011	568,855	7.13	to	7.92	3,927,613	0.04	0.00	to	1.50	(27.00)	to	(28.07)
	12/31/2010	646,594	9.76	to	11.01	6,160,651	0.07	0.00	to	1.50	13.90	to	12.22
	12/31/2009	814,042	8.57	to	9.81	6,866,995	1.14	0.00	to	1.50	54.20	to	51.92
	12/31/2008 (1)	112,114	5.56	to	6.46	618,511	1.21	0.00	to	1.50	(44.43)	to	(35.44)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4. Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
ProFund VP Japan
	12/31/2012	35,668	$6.76	to	$6.53	$231,290	-%	0.00%	to	1.50%	22.95%	to	21.12%
	12/31/2011	229,831	5.50	to	5.39	1,222,963	-	0.00	to	1.50	(18.54)	to	(19.74)
	12/31/2010	48,243	6.75	to	6.71	317,483	-	0.00	to	1.50	(6.53)	to	(7.91)
	12/31/2009	17,702	7.22	to	7.29	125,805	0.60	0.00	to	1.50	10.33	to	8.70
	12/31/2008 (1)	9,022	6.54	to	6.71	58,614	18.13	0.00	to	1.50	(34.56)	to	(32.93)
ProFund VP Short NASDAQ-100
	12/31/2012	220,406	4.34	to	4.17	918,403	-	0.00	to	1.50	(18.79)	to	(20.00)
	12/31/2011	186,573	5.35	to	5.22	964,827	-	0.00	to	1.50	(10.48)	to	(11.80)
	12/31/2010	99,793	5.97	to	5.91	581,354	-	0.00	to	1.50	(21.18)	to	(22.35)
	12/31/2009	98,258	7.58	to	7.62	732,716	0.31	0.00	to	1.50	(40.66)	to	(41.54)
	12/31/2008 (1)	98,269	12.77	to	13.03	1,246,070	2.44	0.00	to	1.50	27.72	to	30.26
ProFund VP U.S. Government Plus
	12/31/2012	514,580	16.25	to	15.06	8,023,704	-	0.00	to	1.50	0.97	to	(0.53)
	12/31/2011	376,481	16.09	to	15.14	5,859,541	0.15	0.00	to	1.50	43.51	to	41.40
	12/31/2010	301,462	11.21	to	10.70	3,297,051	0.45	0.00	to	1.50	10.11	to	8.49
	12/31/2009	228,350	10.18	to	9.87	2,287,999	0.05	0.00	to	1.50	(32.62)	to	(33.62)
	12/31/2008 (1)	283,538	15.11	to	14.86	4,253,928	1.06	0.00	to	1.50	51.14	to	48.62
ProFund VP Basic Materials
	12/31/2012	495,453	9.05	to	8.59	4,299,388	0.32	0.00	to	1.50	8.49	to	6.87
	12/31/2011	556,324	8.34	to	8.04	4,487,958	0.13	0.00	to	1.50	(16.15)	to	(17.39)
	12/31/2010	842,823	9.95	to	9.73	8,181,637	0.55	0.00	to	1.50	29.69	to	27.78
	12/31/2009	741,812	7.67	to	7.62	5,600,499	0.90	0.00	to	1.50	62.37	to	59.97
	12/31/2008 (1)	129,552	4.72	to	4.76	607,611	0.21	0.00	to	1.50	(52.76)	to	(52.38)
ProFund VP Financials
	12/31/2012	291,521	7.33	to	8.80	2,057,578	0.15	0.00	to	1.50	24.73	to	22.88
	12/31/2011	286,101	5.88	to	7.16	1,628,344	-	0.00	to	1.50	(13.83)	to	(15.10)
	12/31/2010	297,817	6.82	to	8.43	1,983,828	0.24	0.00	to	1.50	10.93	to	9.29
	12/31/2009	295,380	6.15	to	7.72	1,788,997	1.87	0.00	to	1.50	15.01	to	13.31
	12/31/2008 (1)	104,586	5.35	to	6.81	555,616	1.56	0.00	to	1.50	(46.51)	to	(31.89)
ProFund VP Precious Metals
	12/31/2012	1,046,28	7.42	to	7.46	7,452,780	-	0.00	to	1.50	(14.55)	to	(15.82)
	12/31/2011	995,438	8.69	to	8.87	8,366,429	-	0.00	to	1.50	(19.21)	to	(20.41)
	12/31/2010	1,062,40	10.75	to	11.14	11,151,546	-	0.00	to	1.50	32.93	to	30.97
	12/31/2009	738,773	8.09	to	8.51	5,881,222	0.91	0.00	to	1.50	35.33	to	33.33
	12/31/2008 (1)	365,031	5.98	to	6.38	2,165,703	3.70	0.00	to	1.50	(40.24)	to	(36.21)
ProFund VP Telecommunications
	12/31/2012	94,696	11.47	to	11.41	1,043,007	1.62	0.00	to	1.50	16.52	to	14.79
	12/31/2011	25,563	9.84	to	9.94	243,416	5.16	0.00	to	1.50	1.87	to	0.36
	12/31/2010	39,952	9.66	to	9.91	376,895	3.94	0.00	to	1.50	15.68	to	13.98
	12/31/2009	29,614	8.35	to	8.69	243,481	3.96	0.00	to	1.50	7.32	to	5.73
	12/31/2008 (1)	58,055	7.78	to	8.22	448,505	1.66	0.00	to	1.50	(22.17)	to	(17.79)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4.	Financial Highlights (continued)
Subaccount	Year Ended	Units		Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
ProFund VP Mid-Cap
	12/31/2012	415,231	$11.87	to	$11.61	$4,734,725	-%	0.00%	to	1.50%	15.54%	to	13.82%
	12/31/2011	242,163	10.28	to	10.20	2,408,185	-	0.00	to	1.50	(4.18)	to	(5.60)
	12/31/2010	262,715	10.73	to	10.80	2,750,087	-	0.00	to	1.50	24.05	to	22.22
	12/31/2009	687,103	8.65	to	8.84	5,848,174	-	0.00	to	1.50	32.88	to	30.91
	12/31/2008 (1)	121,297	6.51	to	6.75	783,701	0.70	0.00	to	1.50	(34.93)	to	(32.48)
ProFund VP Short Emerging Markets
	12/31/2012	82,268	5.33	to	4.63	419,101	-	0.00	to	1.50	(13.04)	to	(14.34)
	12/31/2011	99,480	6.13	to	5.40	588,647	-	0.00	to	1.50	10.66	to	9.03
	12/31/2010	65,112	5.54	to	4.96	351,515	-	0.00	to	1.50	(18.42)	to	(19.63)
	12/31/2009	72,599	6.79	to	6.17	484,875	-	0.00	to	1.50	(48.71)	to	(49.47)
	12/31/2008 (1)	128,412	13.23	to	12.21	1,686,787	0.08	0.00	to	1.50	32.34	to	22.07
ProFund VP Short International
	12/31/2012	91,105	6.23	to	5.45	543,662	-	0.00	to	1.50	(20.15)	to	(21.34)
	12/31/2011	88,075	7.80	to	6.93	664,257	-	0.00	to	1.50	1.80	to	0.30
	12/31/2010	81,702	7.66	to	6.91	610,615	-	0.00	to	1.50	(14.69)	to	(15.96)
	12/31/2009	97,210	8.98	to	8.22	859,623	-	0.00	to	1.50	(30.28)	to	(31.31)
	12/31/2008 (1)	143,672	12.88	to	11.97	1,837,683	0.05	0.00	to	1.50	28.85	to	19.73
ProFund VP ULTRA NASDAQ 100
	12/31/2012 (1)	246,425	9.40	to	9.32	2,306,031	-	0.30	to	1.50	-	to	-
Access VP High Yield
	12/31/2012	237,872	15.92	to	14.66	3,628,088	4.52	0.00	to	1.50	14.12	to	12.43
	12/31/2011	167,471	13.95	to	13.04	2,258,889	1.07	0.00	to	1.50	2.74	to	1.23
	12/31/2010	153,131	13.57	to	12.88	2,027,460	6.13	0.00	to	1.50	16.37	to	14.66
	12/31/2009	682,198	11.66	to	11.23	7,829,265	8.96	0.00	to	1.50	16.91	to	15.19
	12/31/2008 (1)	1,024,119	9.98	to	9.75	10,141,967	7.35	0.00	to	1.50	(0.23)	to	(2.47)
Franklin Templeton VIP Founding Funds Allocation
	12/31/2012	67,298	16.12	to	15.27	1,050,329	2.54	0.00	to	1.50	15.17	to	13.46
	12/31/2011	48,942	14.00	to	13.45	669,001	0.02	0.00	to	1.50	(1.67)	to	(3.12)
	12/31/2010	32,527	14.24	to	13.89	456,236	2.63	0.00	to	1.50	10.24	to	8.61
	12/31/2009 (1)	15,380	12.91	to	12.79	197,428	4.77	0.00	to	1.50	29.14	to	27.87
AllianceBernstein Balanced Wealth Strategy
	12/31/2012	62,778	15.19	to	14.39	924,351	1.93	0.00	to	1.50	13.38	to	11.69
	12/31/2011	49,484	13.40	to	12.88	647,958	1.93	0.00	to	1.50	(3.06)	to	(4.49)
	12/31/2010	44,709	13.82	to	13.48	609,047	2.05	0.00	to	1.50	10.30	to	8.67
	12/31/2009 (1)	21,898	12.53	to	12.41	272,849	0.28	0.00	to	1.50	25.33	to	24.09
(1) See footnote 1
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4.	Financial Highlights (continued)

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for each period indicated or from the effective date through the end of the reporting period.  Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return.  Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

	Expense Ratio	Inception Date
	0.30%	February 22, 2011
	0.75%	April 30, 2012
There are subaccounts that have total return ranges outside of the range indicated above. The following is a list of the subaccounts and their corresponding lowest and highest total return.
	Subaccount	2011 Total Return Range
	Transamerica Asset Allocation - Conservative VP	0.92%	to	2.65%
	Transamerica Asset Allocation - Growth VP	(8.29)%	to	(5.42)%
	Transamerica Asset Allocation - Moderate Growth VP	(4.25)%	to	(2.01)%
	Transamerica Asset Allocation - Moderate VP	(1.37)%	to	0.59%
	Transamerica MFS International Equity VP	(12.17)%	to	(10.06)%
	Transamerica Clarion Global Real Estate Securities VP	(7.61)%	to	(5.74)%
	Transamerica JPMorgan Tactical Allocation VP	1.97%	to	3.63%
	Transamerica International Moderate Growth VP	(8.91)%	to	(7.37)%
	Transamerica JPMorgan Mid Cap Value VP	(2.03)%	to	1.26%
	Transamerica JPMorgan Enhanced Index VP	(3.38)%	to	0.74%
	Transamerica BlackRock Large Cap Value VP	(3.27)%	to	2.74%
	Transamerica AEGON High Yield Bond VP	0.69%	to	4.77%
	Transamerica Morgan Stanley Capital Growth VP	(9.75)%	to	(5.81)%
	Transamerica T. Rowe Price Small Cap VP	(4.72)%	to	1.69%
	Transamerica Third Avenue Value VP	(17.84)%	to	(14.33)%
	Transamerica Multi-Managed Balanced VP	(0.47)%	to	4.04%
	Transamerica AllianceBernstein Dynamic Allocation VP	(0.05)%	to	1.81%
	Transamerica WMC Diversified Growth VP	(7.95)%	to	(3.73)%
	Transamerica Systematic Small/Mid-Cap Value VP	(8.31)%	to	(2.66)%
	Transamerica Morgan Stanley Mid-Cap Growth VP	(9.82)%	to	(6.71)%
	Transamerica Index 50 VP	(0.41)%	to	1.57%
	Transamerica Index 75 VP	(3.72)%	to	(0.86)%
	Transamerica Efficient Markets VP	(4.86)%	to	(1.93)%
	Transamerica Hanlon Balanced VP	(4.75)%	to	(3.20)%
	Transamerica Hanlon Growth & Income VP	(9.10)%	to	(7.15)%
	Transamerica Hanlon Growth VP	(13.66)%	to	(11.37)%
	Transamerica Multi Managed Large Cap Core VP	(6.90)%	to	(2.27)%
	Transamerica Janus Balanced VP	(14.29)%	to	(10.60)%
	Transamerica Jennison Growth VP	(4.51)%	to	(0.63)%
	Transamerica AEGON Active Asset Allocation - Moderate VP	(3.85)%	to	(3.09)%
	Transamerica BlackRock Global Allocation VP	(7.65)%	to	(6.97)%
	Transamerica BlackRock Tactical Allocation VP	(3.21)%	to	(2.50)%
	Fidelity VIP Contrafund®	(7.26)%	to	(3.65)%
	Fidelity VIP Equity-Income	(4.44)%	to	(0.24)%
	Fidelity VIP Growth Opportunities	(2.93)%	to	1.06%

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

4.	Financial Highlights (continued)
	Subaccount	2011 Total Return Range
	Fidelity VIP Index 500	(3.16)%	to	1.78%
	ProFund VP Bull	(4.57)%	to	0.00%
	ProFund VP NASDAQ-100	(3.18)%	to	1.45%
	ProFund VP Small-Cap	(9.08)%	to	(5.65)%
	ProFund VP Short Small-Cap	(10.43)%	to	(4.95)%
	ProFund VP Europe 30	(14.73)%	to	(8.88)%
	ProFund VP Oil & Gas	(9.34)%	to	2.25%
	ProFund VP Ultra Small-Cap	(24.33)%	to	(18.83)%
	ProFund VP Utilities	14.62%	to	17.51%
	ProFund VP Consumer Services	1.43%	to	5.50%
	ProFund VP Pharmaceuticals	14.42%	to	16.31%
	ProFund VP Small-Cap Value	(7.07)%	to	(4.10)%
	ProFund VP Falling U.S. Dollar	(4.34)%	to	(2.72)%
	ProFund VP Emerging Markets	(20.89)%	to	(16.12)%
	ProFund VP International	(17.07)%	to	(14.34)%
	ProFund VP Japan	(20.92)%	to	(18.54)%
	ProFund VP Short NASDAQ-100	(11.80)%	to	(5.82)%
	ProFund VP U.S. Government Plus	41.40%	to	50.52%
	ProFund VP Financials	(17.39)%	to	(13.83)%
	ProFund VP Precious Metals	(20.41)%	to	(13.40)%
	ProFund VP Telecommunications	0.36%	to	3.25%
	ProFund VP Mid-Cap	(9.48)%	to	(4.18)%
	ProFund VP Short Emerging Markets	6.36%	to	10.66%
	ProFund VP Short International	0.30%	to	5.71%
	Access VP High Yield	0.96%	to	2.74%
	Franklin Templeton VIP Founding Funds Allocation	(6.06)%	to	(1.67)%
	AllianceBernstein Balanced Wealth Strategy	(5.71)%	to	(3.06)%

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

5.	Administrative and Mortality and Expense Risk Charges

Under some forms of the contracts, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the contracts, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

A daily charge equal to an annual rate from 0.00% and 1.50% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with the issuance and administration of the contracts.  This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6.	Income Taxes

Operations of the Separate Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).   The operations of the Separate Account are accounted for separately from other operations of WRL for purposes of federal income taxation.  The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL.  Under existing federal income tax laws, the income of the Separate Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account.   Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements December 31, 2012

8.	Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors
Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Company of Ohio (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Company of Ohio at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Assurance Company of Ohio at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in response to new accounting standards in 2012, the Company changed its method of accounting for deferred income taxes.

[Ernst & Young LLP Signature]
April 10, 2013

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

December 31	
	2012	**2011**
Admitted assets		
Cash and invested assets:		
Bonds	**$ 1,116,229**	$ 888,551
Common stocks:		
Affiliated entities (cost: 2012- $22,921; 2011- $22,494)	**31,844**	30,479
Unaffiliated (cost: 2012- $117)	**117**	—
Mortgage loans on real estate	**50,714**	49,646
Home office properties	**35,209**	36,015
Cash, cash equivalents and short-term investments	**184,234**	170,354
Policy loans	**411,101**	406,037
Securities lending reinvested collateral assets	**84,899**	89,624
Receivable for securities	—	5,216
Other invested assets	**3,293**	3,474
Total cash and invested assets	**1,917,640**	1,679,396
Net deferred income tax asset	**103,071**	124,543
Premiums deferred and uncollected	**2,735**	3,061
Reinsurance receivable	**3,358**	1,851
Federal income tax recoverable	—	1,339
Receivable from parent, subsidiaries and affiliates	—	2,067
Investment income due and accrued	**14,224**	11,823
Cash surrender value of life insurance policies	**75,295**	73,446
Other admitted assets	**7,263**	7,533
Separate account assets	**6,477,241**	6,518,084
Total admitted assets	**$ 8,600,827**	$ 8,423,143

 See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

| | Year Ended December 31 | | |
|---|---|---|---|
| | 2012 | 2011 | 2010 |
| **Revenues:** | | | |
| Premiums and other considerations, net of reinsurance: | | | |
| Life | $ 469,583 | $ 456,926 | $ 484,508 |
| Annuity | 13,547 | 22,244 | 40,279 |
| Accident and health | 1,658 | 1,429 | 1,222 |
| Net investment income | 81,729 | 80,031 | 64,487 |
| Amortization of interest maintenance reserve | 1,516 | 1,326 | 669 |
| Commissions and expense allowances on reinsurance ceded | (3,415) | (41,716) | 108,259 |
| Reserve adjustments on reinsurance ceded | (24,697) | (31,044) | (33,461) |
| Income from fees associated with investment management, administration and contract guarantees for separate accounts | 300,860 | 312,161 | 319,607 |
| Income earned on company owned life insurance | 1,875 | 2,279 | 2,368 |
| Income from administrative service agreement with affiliate | 23,814 | 24,411 | 23,672 |
| Other | (6,652) | (6,671) | (7,130) |
| | 859,738 | 821,376 | 1,004,480 |
| **Benefits and expenses:** | | | |
| Benefits paid or provided for: | | | |
| Life | 70,668 | 64,792 | 84,881 |
| Surrender benefits | 423,283 | 418,362 | 651,416 |
| Annuity benefits | 21,114 | 25,824 | 25,525 |
| Other benefits | 3,781 | 3,367 | 2,755 |
| Increase (decrease) in aggregate reserves for policies and contracts: | | | |
| Life | 94,292 | 66,540 | 31,958 |
| Annuity | (59,874) | 19,085 | (87,376) |
| Accident and health | 446 | (42) | (251) |
| | 554,430 | 597,928 | 709,908 |
| Insurance expenses: | | | |
| Commissions | 160,309 | 138,136 | 124,707 |
| General insurance expenses | 74,017 | 84,132 | 93,770 |
| Taxes, licenses and fees | 17,898 | 14,478 | 18,467 |
| Net transfers from separate accounts | (107,485) | (62,563) | (191,184) |
| Consideration on reinsurance recapture | – | 29,300 | – |
| Other expenses | 11,984 | 10,077 | 12,725 |
| | 156,723 | 213,560 | 58,485 |
| Total benefits and expenses | 711,153 | 811,488 | 767,393 |
| Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments | 148,585 | 9,888 | 237,087 |
| Dividends to policyholders | 22 | 24 | 25 |
| Gain from operations before federal income tax expense and net realized capital losses on investments | 148,563 | 9,864 | 237,062 |
| Federal income tax expense | 13,977 | 9,379 | 104,800 |
| Gain from operations before net realized capital losses on investments | 134,586 | 485 | 132,262 |
| Net realized capital loss on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve) | (4,591) | (12,431) | (9,123) |
| Net income (loss) | $ 129,995 | $ (11,946) | $ 123,139 |

*See accompanying notes.*

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis
 (Dollars in Thousands)

Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2010	$ 2,500	$ 46,066	$ 149,627	$ 164,953	$ 363,146
Net income	–	–	–	123,139	123,139
Change in net unrealized capital gains and losses, net of tax	–	–	–	783	783
Change in nonadmitted assets	–	–	–	(30,671)	(30,671)
Change in asset valuation reserve	–	–	–	(732)	(732)
Change in liability for reinsurance in unauthorized companies	–	–	–	15,762	15,762
Dividend to stockholder	–	–	–	(100,000)	(100,000)
Change in net deferred income tax asset	–	–	–	(10,050)	(10,050)
Surplus effect of reinsurance transaction	–	–	–	125,426	125,426
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	–	24,461	–	–	24,461
Balance at December 31, 2010	2,500	70,527	149,627	288,610	511,264
Net loss	–	–	–	(11,946)	**(11,946)**
Change in net unrealized capital gains and losses, net of tax	–	–	–	(3,720)	**(3,720)**
Change in nonadmitted assets	–	–	–	(27,616)	**(27,616)**
Change in asset valuation reserve	–	–	–	378	**378**
Change in liability for reinsurance in unauthorized companies	–	–	–	(104)	**(104)**
Dividend to stockholder	–	–	–	(250,000)	**(250,000)**
Change in net deferred income tax asset	–	–	–	18,337	**18,337**
Surplus effect of reinsurance transaction	–	–	–	41,629	**41,629**
Change in admitted deferred tax asset pursuant to SSAP No. 10R	–	**(3,024)**	–	–	**(3,024)**
Balance at December 31, 2011	**$ 2,500**	**$ 67,503**	**$ 149,627**	**$ 55,568**	**$ 275,198**

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis
 (Dollars in Thousands)

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

See accompanying notes.

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of Aegon USA, LLC (Aegon). Aegon is an indirect, wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.  Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models.  For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value with the changes in the fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

GAAP, realized capital gains and losses would be reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies:  Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received.  Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes:  The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (SSAP No. 101). Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends:  Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less.
Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.  These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustments for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Real estate occupied by the Company is reported at depreciated cost net of encumbrances.  Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balance.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2012 and 2011, the Company did not exclude any investment income due and accrued with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date.  Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations.  On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value).  Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value).  Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

covered asset or underlying interest to which the derivative indicates (amortized cost or fair value).  Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of 'A' or better.  The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date.  The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty.  Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Instruments: Variance swaps are used in the asset/liability management process to mitigate the risk created when the Company has issued minimum guarantee insurance contracts linked to an index.  These variance swaps are similar to volatility options where the underlying index provides for the market value movements.  Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap and a single receipt or payment occurs at the maturity or termination of the contract.  The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices.  Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheet. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $305,221, $349,011 and $378,162, in 2012, 2011 and 2010, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $300,860, $312,161 and $319,607, in 2012, 2011 and 2010, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Recent Accounting Pronouncements

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another.  The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge.  The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk.  The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures.  These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices.  The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy.  The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 2 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101.  This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  The adoption of this statement resulted in the transfer of $67,503 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures.  See Note 5 Income Taxes for further details.

For the years ended December 31, 2011 and 2010, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R).  This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  The SSAP temporarily superseded SSAP No. 10, Income Taxes.  SSAP No. 10R allowed an entity to elect to admit additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No.10R and the old SSAP No. 10 methodology at December 31, 2011 and 2010.  This change in accounting principle increased surplus by a net amount of $67,503 and $70,527, respectively, at December 31, 2011 and 2010, which has been recorded within the statements of changes in capital and surplus.

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised.  The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined.  While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions.  Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition.  Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition.  The adoption of this new accounting principle had no material impact to the

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100, to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision required a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed.  The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 2 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No.
30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised.  This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures to be made in the Notes to the Financial Statements.  The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R – Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR.  The revisions clarify that an AVR/IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment).  These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities.  The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The amendments resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds).  A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

 in an increase to assets and liabilities of $193,926 as of December 31, 2010 with no impact to surplus. See Note 8 for further details.

Effective January 1, 2013, the Company will adopt SSAP No. 92, Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89.  This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures.  SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89.  In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants.  The adoption of these standards will not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan.  See Note 9 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by Aegon.

Effective January 1, 2013, the Company will adopt SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP no. 91R, Accounting for Transfers and Servicing of
Financial Assets and Extinguishments of Liabilities.  The impact of the adoption of this standard is expected to be immaterial to the Company.

Effective January 1, 2013, the Company will adopt non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring.  These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what  constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses.  The adoption of this revision is not expected to impact the financial position or results of operations of the Company.

Effective December 31, 2013, the Company will adopt revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable.  The adoption of this revision is not expected to impact the financial position or results of operations of the Company as revisions relate to disclosures only.

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the 2012 presentation.

During 2012, the Company changed the presentation of various reinsurance related balances.  As a result of these changes, $196,104 and $56,614, respectively, was reclassified between the Net

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

transfers to separate accounts line and the Surrender benefits line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation.

2. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data.  When available, the Company uses quoted market prices in active markets to determine the fair value of its investments.  The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services.  In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes.  Lastly, securities are priced using internal cash flow modeling techniques.  These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents.  Any changes to their methodologies are noted and reviewed for reasonableness.  In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis.  The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies.  Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value.  The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events.  Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

 Level 1 -                 Unadjusted quoted prices for identical assets or liabilities in active marketsaccessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash in not included in the below tables.

Bonds and Stocks:  The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  The fair values of bonds and stocks are reported or determined using the following pricing sources:  indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy.  For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates:  The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans:  The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments.  The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Derivative Financial Instruments: The estimated fair values of interest rate swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Investment Contract Liabilities: The carrying value of the Company’s liabilities for deferred annuities with minimum guaranteed benefits is determined using a stochastic valuation as described in Note 6, which approximates the fair value.  For investment contracts without minimum guarantees, fair value is estimated using discounted cash flows.  For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are valued in the same manner as general account assets as further described in this note.  The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees.

Receivable from/Payable to Parent, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheets.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the

Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2012 and 2011, respectively:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2012 and 2011:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes.  Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize inputs that are not market observable.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

During 2012 and 2011, there were no transfers between Level 1 and 2, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2012 and 2011:

(a) Recorded as a component of Net Realized Capital Gains/Losses in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

3. Investment

The carrying amount and estimated fair value of investments in bonds are as follows:

At December 31, 2012 and 2011, respectively, for bonds that have been in a continuous loss position for greater than or equal to twelve months, the Company held 21 and 27 securities with a carrying amount of $51,454 and $91,707 and an unrealized loss of $7,394 and $11,125 with an average price of 85.6 and 87.9 (fair value/amortized cost).  Of this portfolio, 72.4% and 79.8% were investment grade with associated unrealized losses of $5,266 and $6,045, respectively.

At December 31, 2012 and 2011, respectively, for bonds that have been in a continuous loss position for less than twelve months, the Company held 17 and 29 securities with a carrying amount of $61,424 and $67,526 and an unrealized loss of $1,107 and $4,936 with an average price of 98.2 and 92.7 (fair value/amortized cost).  Of this portfolio, 88.5% and 93.5% were investment grade with associated unrealized losses of $788 and $4,272, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The estimated fair value of bonds and common stocks with gross unrealized losses at December 31, 2012 and 2011 are as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepay penalties.

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

The following table represents aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value at December 31, 2012. There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2011 or 2010.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The following loan-backed and structured securities were held at December 31, 2012, for which an OTTI had been previously recognized:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2012 and 2011 is as follows:

Detail of net investment income is presented below:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

The Company had gross realized losses for the years ended December 31, 2012, 2011, and 2010 of $417, $311 and $468, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds.

Net realized capital gains (losses) on investments are summarized below:

At December 31, 2012, the Company had recorded investments in restructured securities of $118. The capital gain taken as a direct result of restructures in 2012 was $34. The Company did not have any recorded investments in restructured securities at December 31, 2011 or 2010. The Company often has impaired a security prior to the restructure date.  These impairments are not included in the calculation of restructure-related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The changes in net unrealized capital gains and losses on investments were as follows:

During 2012, the Company issued mortgage loans with interest rates of 3.75% for commercial loans. The Company did not issue any new mortgage loans for 2011. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 70%.  During 2012, no loans transferred from affiliated entities.  During 2011, five loans totaling $40,870 were transferred from two affiliated entities.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms.  Interest income on nonperforming loans generally is recognized on a cash basis.  The Company did not recognize any interest income on impaired loans for the years ended December 31, 2012, 2011 or 2010.  The Company did not recognize any interest income on a cash basis for the years ended December 31, 2012, 2011 or 2010.

During 2012, 2011 and 2010, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2012, and 2011, the Company held a mortgage loan loss reserve in the AVR of $482, and $378, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

At December 31, 2012, the Company had ownership interest in five LIHTC investments.  The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review.  The length of time remaining for holding periods ranged from three to fourteen years.  There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during 2012 related to these credits.

At December 31, 2011, the Company had ownership interest in five LIHTC investments.  The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review.  The length of time remaining for holding periods ranged from four to fifteen years.  The amount of contingent equity commitments expected to be paid during the year 2012 is $384.  The Company has no contingent equity commitments related to LIHTC beyond the year 2012.  There were no impairment losses, write-downs or reclassifications during 2011 related to these credits.

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2012 and 2011:

*The unused amount reflects credits that the Company deems will be realizable in the period from 2012 to 2015.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits.  The Company had no impairment losses related to state transferable tax credits.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty.  Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.  At December 31, 2012, the Company does not have any contracts, aggregated at a counterparty level, with a positive fair value. At December 31, 2012, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amount to $1,841.

At December 31, 2012 and 2011, respectively, the Company has recorded $(1,841)  and $(511) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.  This has been recorded directly to unassigned surplus as an unrealized loss.

The Company did not recognize any unrealized gains or losses during 2012 or 2011 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2012 and 2011, respectively, the Company had outstanding receive fixed - pay fixed swaps with a notional amount of $8 and $2.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts.  The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains losses from futures contracts in the amount of $758, $13,203 and $9,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Open futures contracts at December 31, 2012 and 2011, are as follows:

At December 31, 2012 and 2011, bonds with an aggregate carrying value of $3,567 and $3,605, respectively, were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

4. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of the risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Premiums earned reflect the following reinsurance amounts:

The Company received reinsurance recoveries in the amount of $138,073, $129,708 and $76,107 during 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $18,533 and $23,144, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2012 and 2011 of $631,262 and $624,949, respectively.  As of December 31, 2012 and 2011, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $571,479 and $570,222, respectively.

The Company would experience no reduction in surplus at December 31, 2012 if all reinsurance agreements were cancelled.

On April 26, 2011, Aegon N.V announced the disposition of its life reinsurance operations, Transamerica Reinsurance to SCOR SE, a Societas Europaea organized under the laws of France (SCOR), which was effective August 9, 2011.

The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited, an Irish reinsurance company (TIRI).  In preparation of the divestiture of the life reinsurance business to SCOR, during the second quarter of 2011, the Company, as well as other affiliated life insurance companies, recaptured certain business that had been reinsured to TIRI, subsequently ceding the majority of the business recaptured to Transamerica International Re
(Bermuda) Ltd. (TIRe), an affiliate.  As a result of these transactions, the net impact to the Company was a pre-tax loss of $94,262, which was included in the statement of operations, and a net of tax gain of $63,421 which has been credited directly to unassigned surplus.  Additional information surrounding these transactions is outlined below.

Effective April 1, 2011, the Company recaptured the traditional life business that was previously reinsured on a coinsurance funds withheld basis to TIRI, and subsequently reinsured this

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

business to TIRe.  The Company paid recapture consideration of $29,300 and released the associated funds withheld liability of $22,729 associated with the recapture, and received an initial ceding commission of $27,400 and established a funds withheld liability of $23,061 on the new cession to TIRe.  Life, claim reserves and other assets associated with this block that were exchanged were $86,197, $9,563 and $2,344, respectively.  The Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRI in the amount of $175 ($120 net of tax) resulting in a pre-tax loss of $99,812 on the recapture which was included in the statement of operations as of December 31, 2011.  The cession to TIRe resulted in a net of tax gain of $63,541, which was credited directly to unassigned surplus at December 3, 2011.

Effective April 1, 2011, TIRI, recaptured the BOLI/COLI catastrophic mortality risk that had previously been retro-ceded to the Company.  The Company released life and claim reserves of $5,507 and $43, respectively, with no consideration exchanged, resulting in a pre-tax gain of $5,550 which was included in the statement of operations at December 31, 2011.

Effective December 31, 2010, the Company entered into a reinsurance agreement with an affiliate to cede on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis.  Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets.  The Company received consideration of $193,000, resulting in a pre-tax gain of $193,000, which was credited directly to unassigned surplus on a net of tax basis in the amount of $125,450.  During 2012 and 2011, the Company amortized $33,519 and $21,792, respectively, of this gain into earnings on a net of tax basis.

During 2012 and 2011, the Company did not amortize any deferred gains from reinsurance transactions occurring prior to 2010. During 2010, the Company amortized deferred gains from reinsurance transactions occurring prior to 2010 of $24 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Letters of credit held for all unauthorized reinsurers as of December 31, 2012, 2011 and  2010 were $179,100, $273,000 and $107,200, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

5. Income Taxes

The net deferred income tax asset at December 31, 2012 and 2011 and the change from the prior year are comprised of the following components:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

As discussed in Note 1, for the year ended December 31, 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101.  The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The impact of tax planning strategies at December 31, 2012 and 2011 was as follows:

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Current income taxes incurred consist of the following major components:

The Company did not record a valuation allowance for deferred tax assets as of December 31, 2012 and 2011.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied.  Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2012.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

As of December 31, 2012 and 2011, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2012, 2011 and 2010 of $17,671, $10,274 and $112,498, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2012 and 2011 is $635 and $434, respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $635.  The Company classifies interest and penalties related to income taxes as income tax expense.  The Company’s interest expense related to income taxes for the years ending December 31, 2012, 2011 and 2010 is $34, $107 and $87, respectively.  The total interest payable balance as of December 31, 2012 and 2011 is $43 and $77, respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

6.  Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Information regarding the separate accounts of the Company is as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  At December 31, 2012 and 2011, the Company’s separate account statement included legally insulated assets of $6,477,236 and $6,517,738, respectively.  The assets legally insulated from general account claims at December 31, 2012 and 2011 are attributed to the following products:

The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43) which replaces Actuarial Guidelines 34 and 39.  AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors.  The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA). The Company reported a decrease in reserves and an increase in net income of $11,412 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2012 and 2011, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

The Company offers variable and separate account annuities with minimum guaranteed benefits.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $560,717 and $777,659, respectively.  To compensate the general account for the risk taken, the separate account paid risk charges of $10,487, $11,446 and $12,167 to the general account in 2012, 2011 and 2010, respectively.  During the years ended December 31, 2012, 2011 and 2010, the general account of the Company had paid $12,243, $12,975 and $20,835, respectively, toward separate account guarantees.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies.  These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2012 and 2011, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

At December 31, 2012 and 2011, the Company had insurance in force aggregating $3,228,205 and $3,678,555 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance.  The Company established policy reserves of $22,152 and $23,412 to cover these deficiencies at December 31, 2012 and 2011, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

7. Capital and Surplus

The Company is subject to limitations, imposed by the Ohio Department of Insurance, on the payment of dividends to its parent company, Aegon. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2012, without the prior approval of insurance regulatory authorities, is $129,996

On December 21, 2012, the Company paid common stock dividends of $27,000 to its parent company, Aegon. The Company received dividends of $11,550, $2,200 and $175, from its subsidiaries, Transamerica Asset Management, Inc., Transamerica Fund Services, Inc, and Intersecurities Insurance Agency, Inc., respectively, during 2012.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

      On May 16, 2011, the Company paid common stock dividends of $250,000 to its parent company, Aegon. The amount consisted of $23,100 ordinary cash dividend and $226,900 extraordinary cash dividend. The Company received dividends of $11,165 and $7,502 from its subsidiaries, Transamerica Asset Management, Inc. and Transamerica Fund Services, Inc., respectively, during 2011.  The Company made a capital contribution of $597 to Transamerica Asset Management, Inc. during 2011.

On December 23, 2010, the Company paid a common stock dividend of $100,000 to its parent company.  The entire amount was considered an extraordinary dividend.  The Company received approval from the Ohio Department of Insurance to make these dividend payments.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, the Company meets the minimum RBC requirements.

8. Securities Lending

The Company participates in an agent-managed securities lending program.  The Company receives collateral equal to 102% of the fair value of the loaned government/other domestic securities as of the transaction date.  If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2012 and 2011, respectively, securities in the amount of $81,764 and $86,663 were on loan under securities lending agreements.  The collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral had a fair value of $84,804 and $89,423 at December 31, 2012 and 2011, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The contractual maturities of the securities lending collateral positions are as follows:

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent.  The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions.  Under current conditions, the Company has securities with a par value of $84,863 (fair value of $84,804) that are currently tradable securities that could be sold and used to pay for the $84,932 in collateral calls that could come due under a worst-case scenario.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

9. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation during the highest five consecutive years of employment. Pension expenses were $627, $1,255 and $1,442 for the years ended December 31, 2012, 2011 and 2010, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by Aegon which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $280, $532 and $702 for the years ended December 31, 2012, 2011 and 2010, respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2012, 2011 and 2010 was insignificant. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of Aegon and the Company.

In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $110, $210 and $192 for the years ended 2012, 2011 and 2010, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

10. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between Aegon companies, providing for needed services.  The Company is also party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company.  Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company.  The Company provides office space, marketing and administrative services to certain affiliates. The net amount received by the Company as a result of being a party to these agreements was $44,117, $33,717, and $18,600 during 2012, 2011 and 2010, respectively. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust.  The Company received $23,814, $24,411, and $23,672 from this agreement during 2012, 2011 and 2010, respectively.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2012, and 2011, the Company reported a net amount of $15,332 and $24,665, respectively, due to affiliates.  Terms of settlement require that these amounts are settled within 90 days.  During 2012, 2011 and 2010, the Company paid net interest of $12, $39, and $38, respectively, to affiliates.

At December 31, 2009 the Company had a short-term intercompany note receivable of $27,000 from Aegon due by September 29, 2010 at .25% interest.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, this note was reported on the balance sheet as a short-term investment. The note was repaid prior to its due date.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2012 and 2011, the cash surrender value of these policies was $75,295 and $73,446, respectively.

11. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business.  Lawsuits may be brought in nearly any federal or state court in the United
States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $1,624 and $1,664 with no offsetting premium tax benefit at December 31, 2012 and 2011, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $60, $(1,824), and $95 for 2012, 2011 and 2010, respectively.

The Company had no contingent commitments or LIHTC commitments as of December 31, 2012. The Company had contingent commitments of $392 as of December 31, 2011, to provide additional funding for various joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $384.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company.  The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets.  At December 31, 2012 and 2011, respectively, the Company pledged assets in the amount of $14,125 and $17,084 to satisfy the requirements of futures trading accounts.

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2012 and December 31, 2011, the Company had dollar repurchase agreements outstanding in the amount of $25,986 and $4,977, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

The contractual maturities of the dollar repurchase agreement positions are as follows:

13. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).  The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2012 through the date the financial statements are issued.

Statutory-Basis Financial
Statement Schedules

WRL 2012 SEC

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than
Investments in Related Parties
 (Dollars in Thousands)

December 31, 2012

Schedule I

 (1)           Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.
(2)           Corporate bonds of $1,801 are held at fair value rather than amortized cost due to having and NAIC 6 rating.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information
(Dollars in Thousands)

Schedule III

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

 Western Reserve Life Assurance Co. of Ohio

Reinsurance
(Dollars in Thousands)

Schedule IV